UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21587

Old Mutual Funds I

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Item 1.	Schedule of Investments.

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 24.8%
Advertising Sales — 0.1%
Focus Media Holding ADR*	560	$35

Total Advertising Sales		35

Aerospace/Defense — 0.5%
Boeing	1,148	113
Rockwell Collins	1,500	112

Total Aerospace/Defense		225

Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems*	450	50
DRS Technologies	81	4
Goodrich	45	3

Total Aerospace/Defense-Equipment		57

Agricultural Chemicals — 0.6%
Agrium	450	29
CF Industries Holdings	185	16
Monsanto	1,837	179
Potash Corp of Saskatchewan	490	60

Total Agricultural Chemicals		284

Agricultural Operations — 0.0%
Archer-Daniels-Midland	513	18

Total Agricultural Operations		18

Airlines — 0.1%
AMR*	700	17
Delta Air Lines*	170	3
UAL*	55	3
US Airways Group*	135	4

Total Airlines		27

Apparel Manufacturers — 0.0%
Polo Ralph Lauren	164	11

Total Apparel Manufacturers		11

Applications Software — 0.2%
Citrix Systems*	95	4
Intuit*	205	7
Microsoft	1,660	61
Red Hat*	710	15

Total Applications Software		87

Auto-Cars/Light Trucks — 0.0%
Ford Motor	1,826	16

Total Auto-Cars/Light Trucks		16

Beverages-Non-Alcoholic — 0.0%
Coca-Cola	160	10

Total Beverages-Non-Alcoholic		10

Brewery — 0.1%
Molson Coors Brewing, Cl B	800	46

Total Brewery		46

Description	Shares	Value (000)
Broadcast Services/Programming — 0.0%
Clear Channel Communications	8	$—

Total Broadcast Services/Programming		—

Building-Heavy Construction — 0.0%
Washington Group International*	30	3

Total Building-Heavy Construction		3

Cable TV — 0.1%
Comcast, Cl A*	163	3
Comcast, Special Cl A*	1,040	22
DIRECTV Group*	706	19

Total Cable TV		44

Casino Hotels — 0.2%
Harrah's Entertainment	2	—
MGM Mirage*	1,150	106

Total Casino Hotels		106

Casino Services — 0.1%
International Game Technology	570	25

Total Casino Services		25

Cellular Telecommunications — 0.3%
Alltel	8	1
NII Holdings*	2,497	144

Total Cellular Telecommunications		145

Chemicals-Diversified — 0.3%
Celanese, Ser A	1,300	54
E.I. Du Pont de Nemours	1,305	65
Lyondell Chemical	140	7
Rohm & Haas	82	4

Total Chemicals-Diversified		130

Chemicals-Specialty — 0.1%
Chemtura	160	2
Lubrizol	650	44

Total Chemicals-Specialty		46

Coal — 0.1%
Arch Coal	135	6
Consol Energy	500	28
Peabody Energy	450	25

Total Coal		59

Commercial Services — 0.0%
Alliance Data Systems*	45	4

Total Commercial Services		4

Communications Software — 0.0%
Avid Technology*	110	3

Total Communications Software		3

Computer Aided Design — 0.1%
Ansys*	615	24

Total Computer Aided Design		24

1	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Computers — 1.2%
Apple*	1,340	$254
Dell*	290	9
Hewlett-Packard	2,434	126
International Business Machines	187	22
Research In Motion*	1,080	134
Sun Microsystems*	320	2

Total Computers		547

Computers-Memory Devices — 0.3%
EMC *	4,940	125
Network Appliance*	50	2
Western Digital*	700	18

Total Computers-Memory Devices		145

Containers-Metal/Glass — 0.2%
Crown Holdings*	1,200	30
Owens-Illinois*	1,400	62

Total Containers-Metal/Glass		92

Containers-Paper/Plastic — 0.0%
Sealed Air	185	5
Sonoco Products	120	4

Total Containers-Paper/Plastic		9

Cosmetics & Toiletries — 0.0%
Procter & Gamble	9	1

Total Cosmetics & Toiletries		1

Cruise Lines — 0.1%
Carnival	1,273	61

Total Cruise Lines		61

Data Processing/Management — 0.0%
Automatic Data Processing	230	11
Fiserv*	100	6

Total Data Processing/Management		17

Dental Supplies & Equipment — 0.1%
Dentsply International	910	38
Patterson*	90	3

Total Dental Supplies & Equipment		41

Diagnostic Equipment — 0.0%
Gen-Probe*	283	20

Total Diagnostic Equipment		20

Dialysis Centers — 0.0%
DaVita*	40	3

Total Dialysis Centers		3

Distribution/Wholesale — 0.1%
LKQ*	590	23

Total Distribution/Wholesale		23

Diversified Manufacturing Operations — 0.6%
3M	520	45
Dover	530	24
Description	Shares	Value (000)
Diversified Manufacturing Operations — continued
General Electric	1,143	$47
Honeywell International	1,282	77
Illinois Tool Works	1,323	76
Textron	400	28
Tyco International	28	1

Total Diversified Manufacturing Operations		298

Drug Delivery Systems — 0.0%
Hospira*	470	19

Total Drug Delivery Systems		19

E-Commerce/Services — 0.1%
Ctrip.com International ADR	325	18
Expedia*	144	5
Liberty Media - Interactive, Cl A*	396	8

Total E-Commerce/Services		31

Electric Products-Miscellaneous — 0.1%
Emerson Electric	863	45

Total Electric Products-Miscellaneous		45

Electric-Integrated — 0.7%
Allegheny Energy*	121	7
Centerpoint Energy	3,500	59
Dominion Resources	520	48
DTE Energy	1,000	50
Duke Energy	1,793	34
Edison International	255	15
Entergy	603	72
PPL	700	36

Total Electric-Integrated		321

Electronic Components-Miscellaneous — 0.0%
Flextronics International*	270	3
Tyco Electronics	161	6

Total Electronic Components-Miscellaneous		9

Electronic Components-Semiconductors — 0.4%
DSP Group*	385	6
Fairchild Semiconductor International*	160	3
Intersil, Cl A	595	18
Micron Technology*	260	3
Nvidia*	3,975	141
QLogic*	405	6
Semtech*	135	2
SiRF Technology Holdings*	120	3
Texas Instruments	174	6

Total Electronic Components-Semiconductors		188

Electronic Forms — 0.2%
Adobe Systems*	1,920	92

Total Electronic Forms		92

Electronic Measuring Instruments — 0.1%
Agilent Technologies*	1,100	41

Total Electronic Measuring Instruments		41

2	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Electronic Parts Distribution — 0.1%
Arrow Electronics*	900	$36

Total Electronic Parts Distribution		36

Electronics-Military — 0.1%
L-3 Communications Holdings	300	33

Total Electronics-Military		33

Energy-Alternate Sources — 0.3%
Covanta Holding*	1,200	32
Sunpower, Cl A*	710	90

Total Energy-Alternate Sources		122

Engineering/R&D Services — 0.4%
Fluor	533	84
McDermott International*	1,540	94

Total Engineering/R&D Services		178

Engines-Internal Combustion — 0.3%
Cummins	1,040	125

Total Engines-Internal Combustion		125

Enterprise Software/Services — 0.4%
BMC Software*	1,800	61
Oracle*	3,260	72
Sybase*	1,600	46

Total Enterprise Software/Services		179

Entertainment Software — 0.1%
Activision*	1,765	42

Total Entertainment Software		42

Fiduciary Banks — 0.3%
Bank of New York Mellon	1,605	79
Northern Trust	600	45
State Street	150	12

Total Fiduciary Banks		136

Filtration/Separation Products — 0.1%
Pall	800	32

Total Filtration/Separation Products		32

Finance-Commercial — 0.0%
CIT Group	31	1

Total Finance-Commercial		1

Finance-Consumer Loans — 0.1%
SLM	1,318	62

Total Finance-Consumer Loans		62

Finance-Credit Card — 0.1%
American Express	855	52
Discover Financial Services	120	2

Total Finance-Credit Card		54

Finance-Investment Banker/Broker — 0.4%
Bear Stearns	335	38
Description	Shares	Value (000)
Finance-Investment Banker/Broker — continued
Charles Schwab	927	$21
Citigroup	1,424	60
Greenhill	50	4
Interactive Brokers Group, Cl A*	171	5
JPMorgan Chase	1,401	66
MF Global*	100	3

Total Finance-Investment Banker/Broker		197

Finance-Mortgage Loan/Banker — 0.1%
Freddie Mac	433	23

Total Finance-Mortgage Loan/Banker		23

Finance-Other Services — 0.2%
Asset Acceptance Capital	285	3
IntercontinentalExchange*	245	44
NASDAQ Stock Market*	650	30

Total Finance-Other Services		77

Financial Guarantee Insurance — 0.0%
AMBAC Financial Group	355	13

Total Financial Guarantee Insurance		13

Food-Dairy Products — 0.0%
Dean Foods	500	14

Total Food-Dairy Products		14

Food-Meat Products — 0.0%
Tyson Foods, Cl A	858	14

Total Food-Meat Products		14

Food-Miscellaneous/Diversified — 0.2%
Kraft Foods, Cl A	969	32
Sara Lee	3,600	60

Total Food-Miscellaneous/Diversified		92

Food-Wholesale/Distribution — 0.0%
United Natural Foods*	180	5

Total Food-Wholesale/Distribution		5

Forestry — 0.1%
Plum Creek Timber	900	40

Total Forestry		40

Gas-Distribution — 0.0%
WGL Holdings	100	3

Total Gas-Distribution		3

Hazardous Waste Disposal — 0.1%
Stericycle*	820	48

Total Hazardous Waste Disposal		48

Health Care Cost Containment — 0.1%
McKesson	408	27

Total Health Care Cost Containment		27

3	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Hospital Beds/Equipment — 0.1%
Kinetic Concepts*	600	$36

Total Hospital Beds/Equipment		36

Hotels & Motels — 0.0%
Marriott International, Cl A	29	1
Wyndham Worldwide	155	5

Total Hotels & Motels		6

Human Resources — 0.3%
Hewitt Associates, Cl A*	1,995	70
Manpower	400	30
Monster Worldwide*	460	19

Total Human Resources		119

Independent Power Producer — 0.0%
Calpine*	680	1
Mirant*	130	5
Reliant Energy*	70	2

Total Independent Power Producer		8

Industrial Automation/Robot — 0.1%
Cognex	190	3
Rockwell Automation	500	35

Total Industrial Automation/Robot		38

Industrial Gases — 0.3%
Praxair	1,680	144

Total Industrial Gases		144

Instruments-Scientific — 0.1%
PerkinElmer	2,300	63

Total Instruments-Scientific		63

Insurance Brokers — 0.0%
Marsh & McLennan	160	4

Total Insurance Brokers		4

Internet Content – Information/News — 0.0%
Baidu.com ADR*	55	21

Total Internet Content – Information/News		21

Internet Infrastructure Software — 0.0%
F5 Networks*	580	21

Total Internet Infrastructure Software		21

Internet Security — 0.0%
Symantec*	470	9

Total Internet Security		9

Investment Companies — 0.0%
KKR Financial Holdings LLC	107	2

Total Investment Companies		2

Description	Shares	Value (000)
Investment Management/Advisory Services — 0.2%
T Rowe Price Group	1,400	$90

Total Investment Management/Advisory Services		90

Life/Health Insurance — 0.1%
Cigna	1,188	62

Total Life/Health Insurance		62

Linen Supply & Related Items — 0.0%
Cintas	129	5

Total Linen Supply & Related Items		5

Machine Tools & Related Products — 0.1%
Kennametal	550	50

Total Machine Tools & Related Products		50

Machinery-Construction & Mining — 0.1%
Terex*	333	25

Total Machinery-Construction & Mining		25

Machinery-Farm — 0.2%
Deere	460	71

Total Machinery-Farm		71

Machinery-General Industry — 0.2%
Manitowoc	765	38
Wabtec	870	32

Total Machinery-General Industry		70

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	55	2

Total Machinery-Print Trade		2

Medical Information Systems — 0.2%
Cerner*	1,280	76

Total Medical Information Systems		76

Medical Instruments — 0.2%
Intuitive Surgical*	230	75

Total Medical Instruments		75

Medical Labs & Testing Services — 0.1%
Covance*	230	19
Laboratory Corp of America Holdings*	450	31
MDS*	90	2
Quest Diagnostics	50	3

Total Medical Labs & Testing Services		55

Medical Products — 0.2%
Baxter International	1,044	63
Covidien	87	4
Henry Schein *	610	36

Total Medical Products		103

Medical-Biomedical/Genetic — 0.1%
Celgene*	560	37
Invitrogen*	42	4

Total Medical-Biomedical/Genetic		41

4	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Medical-Drugs — 0.7%
Angiotech Pharmaceuticals*	525	$2
Bristol-Myers Squibb	1,990	60
Forest Laboratories*	100	4
Pfizer	3,813	94
Schering-Plough	3,834	117
Wyeth	1,282	62

Total Medical-Drugs		339

Medical-Generic Drugs — 0.0%
Barr Pharmaceuticals*	36	2

Total Medical-Generic Drugs		2

Medical-HMO — 0.2%
Magellan Health Services*	84	3
WellPoint*	993	79

Total Medical-HMO		82

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	600	29

Total Medical-Hospitals		29

Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings*	250	9

Total Medical-Outpatient/Home Medical		9

Medical-Wholesale Drug Distributors — 0.1%
AmerisourceBergen	1,061	50

Total Medical-Wholesale Drug Distributors		50

Metal Processors & Fabricators — 0.2%
Commercial Metals	550	17
Haynes International*	30	3
Precision Castparts	420	63
Sterlite Industries ADR*	840	22

Total Metal Processors & Fabricators		105

Metal-Aluminum — 0.0%
Alcoa	519	21

Total Metal-Aluminum		21

Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold	139	16

Total Metal-Diversified		16

Motion Pictures & Services — 0.0%
Macrovision*	250	6

Total Motion Pictures & Services		6

Multi-Line Insurance — 0.5%
Allstate	760	40
American International Group	1,000	63
Cincinnati Financial	850	34
Hartford Financial Services Group	405	39
Loews	516	25
XL Capital, Cl A	660	48

Total Multi-Line Insurance		249

Description	Shares	Value (000)
Multimedia — 0.0%
EW Scripps, Cl A	40	$2

Total Multimedia		2

Networking Products — 0.4%
Cisco Systems*	4,720	156
Juniper Networks*	910	33

Total Networking Products		189

Non-Ferrous Metals — 0.2%
Cameco	1,550	76

Total Non-Ferrous Metals		76

Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries*	2,180	28
Waste Management	440	16

Total Non-Hazardous Waste Disposal		44

Office Automation & Equipment — 0.0%
Pitney Bowes	550	22

Total Office Automation & Equipment		22

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling	255	29
Rowan	75	3

Total Oil & Gas Drilling		32

Oil Companies-Exploration & Production — 0.7%
Denbury Resources*	410	23
EnCana	510	36
Murphy Oil	205	15
Newfield Exploration*	700	38
Occidental Petroleum	1,424	98
Southwestern Energy*	1,965	102
Ultra Petroleum*	360	25

Total Oil Companies-Exploration & Production		337

Oil Companies-Integrated — 0.7%
Chevron	392	36
ConocoPhillips	997	85
Exxon Mobil	1,430	131
Hess	750	54
Marathon Oil	253	15

Total Oil Companies-Integrated		321

Oil Field Machinery & Equipment — 0.2%
FMC Technologies*	365	22
Grant Prideco*	515	25
National Oilwell Varco*	885	65

Total Oil Field Machinery & Equipment		112

Oil Refining & Marketing — 0.3%
Tesoro	796	48
Valero Energy	960	68

Total Oil Refining & Marketing		116

Oil-Field Services — 0.4%
Exterran Holdings*	81	7
Helix Energy Solutions Group*	730	34

5	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Oil-Field Services — continued

Schlumberger	1,410	$136

Total Oil-Field Services		177

Paper & Related Products — 0.1%
AbitibiBowater	216	8
Domtar*	3,300	28
Smurfit-Stone Container*	335	4

Total Paper & Related Products		40

Pharmacy Services — 0.1%
Medco Health Solutions*	220	21
Omnicare	65	2

Total Pharmacy Services		23

Physical Practice Management — 0.1%
Pediatrix Medical Group*	650	43

Total Physical Practice Management		43

Pipelines — 0.3%
El Paso	1,614	29
Oneok	1,300	65
Questar	300	17
Spectra Energy	1,504	39

Total Pipelines		150

Platinum — 0.0%
Stillwater Mining*	340	4

Total Platinum		4

Printing-Commercial — 0.1%
RR Donnelley & Sons	1,017	41
Valassis Communications*	420	4

Total Printing-Commercial		45

Property/Casualty Insurance — 0.3%
Arch Capital Group*	600	45
Safeco	850	49
Travelers	428	22
WR Berkley	1,350	41

Total Property/Casualty Insurance		157

Publishing-Books — 0.0%
Scholastic*	30	1

Total Publishing-Books		1

Publishing-Newspapers — 0.1%
Gannett	467	20
New York Times, Cl A	210	4

Total Publishing-Newspapers		24

Quarrying — 0.0%
Vulcan Materials	4	—

Total Quarrying		—

Recreational Centers — 0.0%
Life Time Fitness*	355	22

Total Recreational Centers		22

Description	Shares	Value (000)
Reinsurance — 0.4%
Allied World Assurance Holdings	56	$3
Aspen Insurance Holdings	290	8
Berkshire Hathaway, Cl B*	5	22
Everest Re Group	50	5
Montpelier Re Holdings	415	8
PartnerRe	1,050	87
RenaissanceRe Holdings	900	53
Validus Holdings*	130	3

Total Reinsurance		189

REITs-Diversified — 0.0%
CapitalSource	190	3

Total REITs-Diversified		3

REITs-Mortgage — 0.0%
Annaly Capital Management	200	3

Total REITs-Mortgage		3

REITs-Office Property — 0.1%
Boston Properties	296	32

Total REITs-Office Property		32

Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch, Cl A	480	38
Men's Wearhouse	900	38

Total Retail-Apparel/Shoe		76

Retail-Building Products — 0.0%
Home Depot	630	20

Total Retail-Building Products		20

Retail-Computer Equipment — 0.2%
GameStop, Cl A*	1,215	72

Total Retail-Computer Equipment		72

Retail-Consumer Electronics — 0.0%
Best Buy	1	—

Total Retail-Consumer Electronics		—

Retail-Discount — 0.0%
Costco Wholesale	46	3

Total Retail-Discount		3

Retail-Drug Store — 0.3%
CVS Caremark	2,800	117
Walgreen	480	19

Total Retail-Drug Store		136

Retail-Office Supplies — 0.0%
Office Depot*	650	12
OfficeMax	70	2

Total Retail-Office Supplies		14

Retail-Sporting Goods — 0.0%
Dick's Sporting Goods*	560	19

Total Retail-Sporting Goods		19

6	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
S&L/Thrifts-Western US — 0.1%
Washington Federal	1,790	$43

Total S&L/Thrifts-Western US		43

Schools — 0.1%
ITT Educational Services*	280	36

Total Schools		36

Semiconductor Components-Integrated Circuits — 0.2%
Cypress Semiconductor*	90	4
Maxim Integrated Products	2,443	66

Total Semiconductor Components-Integrated Circuits		70

Semiconductor Equipment — 0.1%
Applied Materials	1,065	21
Novellus Systems*	150	4
Varian Semiconductor Equipment Associates*	560	26

Total Semiconductor Equipment		51

Software Tools — 0.1%
VMware, Cl A*	180	22

Total Software Tools		22

Steel Pipe & Tube — 0.0%
Valmont Industries	130	12

Total Steel Pipe & Tube		12

Steel-Specialty — 0.2%
Allegheny Technologies	942	96

Total Steel-Specialty		96

Super-Regional Banks-US — 0.4%
Bank of America	1,426	69
Capital One Financial	857	56
Wells Fargo	1,264	43

Total Super-Regional Banks-US		168

Telecommunications Equipment-Fiber Optics — 0.0%
JDS Uniphase*	295	5

Total Telecommunications Equipment-Fiber Optics		5

Telecommunications Services — 0.3%
Amdocs*	875	30
Embarq	1,200	63
Time Warner Telecom, Cl A*	930	22

Total Telecommunications Services		115

Telephone-Integrated — 0.4%
AT&T	2,456	102
Level 3 Communications*	355	1
Verizon Communications	1,969	91

Total Telephone-Integrated		194

Textile-Home Furnishings — 0.1%
Mohawk Industries*	400	34

Total Textile-Home Furnishings		34

Description	Shares	Value (000)
Therapeutics — 0.3%
Gilead Sciences*	2,430	$112
Medicines*	365	7
Warner Chilcott, Cl A*	175	4

Total Therapeutics		123

Tobacco — 0.5%
Altria Group	1,188	87
Imperial Tobacco Group ADR	986	100
UST	795	42

Total Tobacco		229

Tools-Hand Held — 0.1%
Stanley Works	945	54

Total Tools-Hand Held		54

Transport-Equipment & Leasing — 0.0%
Aircastle	90	3

Total Transport-Equipment & Leasing		3

Transport-Marine — 0.1%
Overseas Shipholding Group	500	37

Total Transport-Marine		37

Transport-Rail — 0.2%
Burlington Northern Santa Fe	533	46
Canadian Pacific Railway	250	18
CSX	303	14
Union Pacific	19	2

Total Transport-Rail		80

Transport-Services — 0.1%
Expeditors International Washington	500	25
FedEx	18	2

Total Transport-Services		27

Veterinary Diagnostics — 0.0%
VCA Antech*	435	20

Total Veterinary Diagnostics		20

Vitamins & Nutrition Products — 0.1%
Herbalife	705	31

Total Vitamins & Nutrition Products		31

Web Hosting/Design — 0.1%
Equinix*	370	43

Total Web Hosting/Design		43

Web Portals/ISP — 0.4%
Google, Cl A*	239	169
Sina*	470	27

Total Web Portals/ISP		196

Wireless Equipment — 0.4%
American Tower, Cl A*	2,715	120
Nokia ADR*	1,379	55

7	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Wireless Equipment — continued

RF Micro Devices*	620	$3

Total Wireless Equipment		178

Total Common Stock (Cost $9,166)		11,436

Foreign Common Stock — 7.2%
Australia — 0.5%
Ausenco	1,534	22
BHP Billiton	365	16
Commonwealth Bank of Australia	150	9
Dominion Mining	21,870	127
Leighton Holdings	551	32
QBE Insurance Group	906	28
Santos	284	4
Telstra	1,700	7
Woolworths	200	6

Total Australia		251

Austria — 0.2%
Andritz	82	6
Telekom Austria	200	6
Voestalpine	1,059	95

Total Austria		107

Belgium — 0.2%
Delhaize Group	757	72
Dexia	625	20
Fortis	100	3

Total Belgium		95

Canada — 0.3%
Bank of Nova Scotia	600	34
Canadian Imperial Bank of Commerce	400	43
EnCana	200	14
Gerdau Ameristeel	300	4
Metro	100	4
Petro-Canada	100	6
Teck Cominco, Cl B	600	30

Total Canada		135

Denmark — 0.0%
Jyske Bank	100	8

Total Denmark		8

Finland — 0.0%
Outokumpu	238	9

Total Finland		9

France — 0.4%
Air France-KLM	1,278	49
BNP Paribas	380	42
Bouygues	18	2
Cap Gemini	94	6
CNP Assurances	190	24
France Telecom	100	3
Societe Generale	290	49
Total	122	10
Description	Shares	Value (000)

France— continued

Vivendi	83	$4

Total France		189

Germany — 1.0%
Allianz SE	55	12
Deutsche Bank *	14	2
Deutsche Lufthansa	2,986	88
E.ON	822	161
Freenet	62	2
MAN	94	17
Muenchener Rueckversicherungs	85	16
Salzgitter	517	102
ThyssenKrupp	233	15
United Internet	839	19

Total Germany		434

Greece — 0.0%
Intracom Holdings	200	1

Total Greece		1

Hong Kong — 0.0%
CLP Holdings	500	3
Vtech Holdings	2,326	20

Total Hong Kong		23

Italy — 0.4%
ENI	2,972	109
IFIL - Investments	101	1
Indesit	2,793	50
Milano Assicurazioni	521	4

Total Italy		164

Japan — 1.3%
At-group	1,000	16
Bosch	15	—
Cosmos Initia	6,000	22
FUJIFILM Holdings	1,800	86
Fujitsu	700	6
Fujitsu Frontech	100	1
KDDI	3	23
Makita	1,000	48
Maruetsu*	2,000	14
Mitani	3,300	36
Nikon	2,000	64
Nintendo	200	127
Nippon Steel	700	5
Nippon Telegraph & Telephone	3	14
Ricoh Leasing	100	2
Santen Pharmaceutical	50	1
Sumitomo Mitsui Financial Group	1	8
Tokyo Electron	9	1
Toyota Motor	2,200	126
Victor Company of Japan*	1,000	2
Yamazen	1,000	5

Total Japan		607

8	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Netherlands — 0.9%
Aegon	38	$1
Heineken	1,201	84
Hunter Douglas	368	34
ING Groep	2,232	101
Royal Dutch Shell, Cl A	3,509	154
Royal KPN	1,082	21

Total Netherlands		395

New Zealand — 0.2%
Air New Zealand	52,426	86
New Zealand Refining	4,754	28
Sky Network Television	210	1

Total New Zealand		115

Norway — 0.1%
Norsk Hydro	800	12
StatoilHydro	689	23

Total Norway		35

Singapore — 0.1%
Hotel Grand Central	21,000	17
Singapore Airlines	2,800	38
Swiber Holdings*	6,000	15

Total Singapore		70

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria	1,130	29
Banco Santander	173	4
Telefonica	312	10

Total Spain		43

Sweden — 0.3%
JM	2,000	45
Volvo, Cl B	4,019	79

Total Sweden		124

Switzerland — 0.2%
Bell Holding	9	16
Credit Suisse Group	541	37
UBS	120	6
Zurich Financial Services	80	24

Total Switzerland		83

United Kingdom — 1.0%
Antofagasta	6,190	108
Ashtead	238	1
AstraZeneca	649	32
Barclays	900	11
BHP Billiton	393	15
British Airways*	501	5
BT Group	16,917	115
HBOS	280	5
Imperial Tobacco Group*	123	6
International Power	2,100	21
Lloyds TSB Group	200	2
Marks & Spencer Group	439	6
NETeller *	209	—
Next	153	7
Rio Tinto	400	38
Royal Bank of Scotland Group	3,669	40
Royal Dutch Shell, Cl B	578	25
Description	Shares/Face Amount(000)	Value (000)

United Kingdom — continued

Standard Chartered	118	$5
Tesco	1,600	16

Total United Kingdom		458

Total Foreign Common Stock (Cost $2,492)		3,346

Foreign Preferred Stock — 0.0%
Germany — 0.0%
Porsche	4	11

Total Germany		11

Total Foreign Preferred Stock (Cost $3)		11

Investment Company — 0.0%
Index Fund-Value-Mid Cap — 0.0%
iShares Russell Midcap Value Index Fund	100	15

Total Index Fund-Value-Mid Cap		15

Total Investment Company (Cost $13)		15

U.S. Government Agency Obligations — 17.3%
Federal Home Loan Mortgage Corporation 6.500%, 04/01/35	$5	5
6.500%, 08/01/37	79	81
6.000%, 08/01/29	20	21
6.000%, 07/01/37	69	70
6.000%, 08/01/37	421	423
5.894%, 12/01/36 (A)	262	264
5.875%, 03/21/11	40	42
5.857%, 01/01/37 (A)	348	352
5.783%, 03/01/37 (A)	82	82
5.500%, 09/01/17	20	20
5.500%, 09/01/19	30	30
5.500%, 07/01/20	43	43
5.500%, 08/01/20	120	121
5.500%, 09/01/21	218	219
5.500%, 04/01/22	88	88
5.500%, 06/01/22	5	5
5.500%, 11/01/36	204	201
5.500%, 12/01/36	238	235
5.500%, 05/01/37	384	378
5.400%, 03/17/21	150	152
5.265%, 04/01/37 (A)	172	171
5.000%, 07/01/21	269	265
5.000%, 05/01/22	277	273
Federal Home Loan Mortgage Corporation MTN 5.250%, 02/24/11	165	166
Federal National Mortgage Association 6.500%, 03/01/35	112	115
6.500%, 10/01/37	230	234
6.250%, 02/01/11	250	262
6.000%, 01/01/29	66	67
6.000%, 12/15/31	235	238
6.000%, 05/01/33	64	64

9	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Face Amount(000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued

Federal National Mortgage

Association- continued

6.000%, 07/01/36	$139	$140
6.000%, 08/01/36	85	86
6.000%, 09/01/36	204	206
6.000%, 10/01/36	4	4
6.000%, 11/01/36	14	14
6.000%, 02/01/37	266	268
5.500%, 03/01/20	54	54
5.500%, 04/01/21	71	71
5.500%, 11/01/21	34	34
5.500%, 12/01/35	515	508
5.500%, 01/01/36	56	55
5.500%, 02/01/36	183	181
5.500%, 03/01/36	175	173
5.500%, 04/01/36	115	113
5.500%, 11/01/36	87	86
5.500%, 11/01/36 5.500%, 12/01/36 5.125%, 01/02/14 5.000%, 05/01/37	216 455 40 123	213 448 40 118
Federal National Mortgage Association TBA 6.500%, 11/15/37	465	476

Total U.S. Government Agency Obligations (Cost $7,905)		7,975

U.S. Treasury Obligations — 17.1%
U.S. Treasury Bonds 7.500%, 11/15/16	50	61
5.375%, 02/15/31	435	471
4.750%, 02/15/37 4.500%, 02/15/36	245 290	245 279
U.S. Treasury Notes 4.875%, 08/15/09	35	36
4.875%, 07/31/11	100	103
4.750%, 05/15/14	545	560
4.750%, 08/15/17	1,920	1,963
4.625%, 11/15/09	315	319
4.625%, 02/29/12	470	480
4.500%, 11/30/11	210	213
4.500%, 05/15/17	500	502
4.125%, 08/31/12	1,190	1,189
3.875%, 07/15/10	1,490	1,488

Total U.S. Treasury Obligations (Cost $7,824)		7,909

Asset-Backed — 0.6% Home Equity — 0.2% Countrywide Asset-Backed Certificates, Ser 2003-2, Cl M2 (A) 6.506%, 03/26/33	92	85

Total Home Equity	85

Credit Card — 0.4%

Chase Issuance Trust, Ser 2007-A15 A, 4.960%, 09/17/12	175	175

Total Credit Card		175

Total Asset-Backed (Cost $265)		260

Description	Face Amount(000)	Value (000)
Corporate Bonds — 17.6%
Abbott Laboratories 5.600%, 05/15/11	$125	$128
Advanta Capital Trust, Ser B 8.990%, 12/17/26	55	50
Alliance One 11.000%, 05/15/12	80	86
American General Finance 4.000%, 03/15/11	50	48
Ameriprise Financial 5.350%, 11/15/10	45	45
Amgen 4.000%, 11/18/09	20	20
AOL Time Warner 6.875%, 05/01/12	75	79
Apache 5.250%, 04/15/13	165	165
Aramark Services (A) 8.856%, 02/01/15	57	57
Astrazeneca 6.450%, 09/15/37	20	21
5.400%, 09/15/12 AT&T Wireless 8.750%, 03/01/31	260 45	263 58
7.875%, 03/01/11	60	65
Bank of America 5.375%, 08/15/11	120	121
5.375%, 06/15/14	20	20
Bank One 5.900%, 11/15/11	60	61
5.250%, 01/30/13	80	80
Belden CDT 7.000%, 03/15/17	56	57
Canadian National Railway 5.800%, 06/01/16	65	66
Canadian Natural Resources 6.700%, 07/15/11	20	21
5.700%, 05/15/17 Cascades 7.250%, 02/15/13	95 75	94 73
Caterpillar Financial Services 5.050%, 12/01/10	75	76
Chubb 4.934%, 11/16/07	60	60
Cisco Systems 5.500%, 02/22/16	35	35
5.250%, 02/22/11	110	111
Citigroup 5.100%, 09/29/11	130	130
Coleman Cable 9.875%, 10/01/12	85	84
Columbus Southern Power, Ser C 5.500%, 03/01/13	40	40
Comcast 5.900%, 03/15/16	85	85
5.875%, 02/15/18	20	20
5.300%, 01/15/14	25	25
ConocoPhillips Canada 5.625%, 10/15/16	75	76
Costco Wholesale 5.500%, 03/15/17	20	20
Covidien 144A 6.000%, 10/15/17	10	10
5.450%, 10/15/12	20	20
CRH America 6.000%, 09/30/16	40	39

10	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Face Amount(000)	Value (000)

CORPORATE BONDS — continued

DaimlerChrysler 4.750%, 01/15/08	$90	$90
Deutsche Telekom 8.000%, 06/15/10	135	145
Diageo Capital 5.750%, 10/23/17	20	20
Dominion Resources, Ser A 5.600%, 11/15/16	20	20
D.R. Horton 7.875%, 08/15/11	33	32
Echostar DBS 7.125%, 02/01/16	120	125
Eog Resources 5.875%, 09/15/17	20	20
ERP Operating LP 5.750%, 06/15/17 5.125%, 03/15/16	135 70	131 66
Federal Home Loan Bank 5.250%, 11/03/09	375	378
5.000%, 10/16/09	130	131
FedEx 5.500%, 08/15/09	30	30
Ford Motor Credit 7.375%, 10/28/09	120	116
FPL Group Capital 5.625%, 09/01/11	150	153
FTI Consulting 7.750%, 10/01/16	120	125
General Electric Capital, Ser A MTN 4.375%, 03/03/12	50	49
General Electric Capital, Ser G MTN 5.720%, 08/22/11	75	75
General Mills 5.650%, 09/10/12	150	152
General Motors Acceptance 7.000%, 02/01/12	115	105
Goldman Sachs Group 6.750%, 10/01/37	10	10
Hartford Financial Services Group 5.375%, 03/15/17	30	29
Hospira 6.050%, 03/30/17	20	20
HSBC Finance 6.375%, 10/15/11	110	114
Ikon Office Solutions 7.750%, 09/15/15	90	92
International Lease Finance 5.750%, 06/15/11	25	25
5.650%, 06/01/14	125	124
John Deere Capital 5.400%, 10/17/11	30	30
John Deere Capital, Ser D MTN 4.400%, 07/15/09	85	84
Kraft Foods 7.000%, 08/11/37	20	22
6.500%, 08/11/17	35	37
Landry's Restaurants 9.500%, 12/15/14	70	70
Lehman Brothers Holdings 6.200%, 09/26/14	5	5
Marathon Oil 6.600%, 10/01/37	10	10
Masco 6.125%, 10/03/16	15	15
MasTec 7.625%, 02/01/17	50	49
Description	Face Amount(000)	Value (000)

CORPORATE BONDS — continued

Metlife 5.375%, 12/15/12	$30	$30
5.000%, 06/15/15	95	91
MGM Mirage 6.625%, 07/15/15	35	33
5.875%, 02/27/14	35	32
Midamerican Energy Holdings 5.875%, 10/01/12	125	128
Morgan Stanley 4.000%, 01/15/10	75	73
Nextel Communications, Ser E 6.875%, 10/31/13	90	90
PepsiCo 5.150%, 05/15/12	35	35
PNC Funding 4.200%, 03/10/08	50	50
Prologis Trust 7.100%, 04/15/08	20	20
Prudential Financial, Ser B MTN 5.100%, 09/20/14	20	19
PSEG Power 7.750%, 04/15/11	75	81
6.950%, 06/01/12	35	37
PSI Energy 6.050%, 06/15/16	20	20
Quebecor World 144A 9.750%, 01/15/15	100	97
Qwest 8.875%, 03/15/12	25	27
Residential Capital 144A(A) 8.044%, 04/17/09	110	68
Rogers Cable 6.750%, 03/15/15	20	21
Saint Acquisition 144A 13.308%, 05/15/15 (A) 12.500%, 05/15/17	58 8	37 5
SBC Communications 5.625%, 06/15/16	30	30
5.100%, 09/15/14	95	93
Schering-Plough 6.750%, 12/01/33	30	32
5.550%, 12/01/13	90	90
Shell International 5.625%, 06/27/11	65	67
Simon Property Group 5.750%, 12/01/15	25	25
Southern Power, Ser B 6.250%, 07/15/12	35	36
Starbucks 6.250%, 08/15/17	170	173
Stater Brothers Holdings 8.125%, 06/15/12	35	35
Telecom Italia Capital 4.000%, 11/15/08	135	133
Tesoro 144A 6.500%, 06/01/17	104	103
TFM Sa De Cv 9.375%, 05/01/12	25	27
Time Warner Cable 144A 5.850%, 05/01/17	35	35
Toys R Us 7.875%, 04/15/13	30	26
True Temper Sports 8.375%, 09/15/11	80	54
Tyco Electronics 144A 6.550%, 10/01/17	25	26

11	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Description	Face Amount(000)	Value (000)

CORPORATE BONDS — continued

Union Pacific 3.875%, 02/15/09	$150	$148
Uno Restaurant 144A 10.000%, 02/15/11	28	22
Valassis Communication 8.250%, 03/01/15	100	84
Virginia Electric Power 6.000%, 05/15/37	20	20
Wachovia MTN 5.700%, 08/01/13	95	96
Wal-Mart Stores 4.550%, 05/01/13	35	34
Washington Mutual Financial 6.875%, 05/15/11	25	26
Weatherford International 144A 6.350%, 06/15/17	200	205
5.950%, 06/15/12	30	31
Weyerhaeuser 5.950%, 11/01/08	10	10
Willis North America 6.200%, 03/28/17	20	20
Wyeth 5.500%, 02/01/14	35	35
Xcel Energy 144A 5.613%, 04/01/17	135	133
Xerox Capital Trust I 8.000%, 02/01/27	85	84

Total Corporate Bonds (Cost $8,225)		8,135

Mortgage Related — 6.9%
Banc of America Mortgage CMO, Ser 2004-8, Cl 3A1 5.250%, 10/25/19	91	90
Banc of America Mortgage CMO, Ser D, Cl 2A4 4.778%, 05/25/35 (A)	275	273
Bear Stearns CMBS, Ser 2004-PWR5, Cl A4 4.831%, 07/11/42	120	117
Bear Stearns CMBS, Ser 2005-T20, Cl A2 5.127%, 10/12/42 (A)	150	150
Bear Stearns CMBS, Ser 2006-PW13, Cl A4 5.540%, 09/11/41	180	179
Bear Stearns CMBS, Ser 2006-T22, Cl A2 5.465%, 04/12/38 (A)	140	141
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 2A2 6.069%, 09/25/36 (A)	200	203
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 4A1 6.045%, 09/25/36 (A)	321	322
Chase Mortgage Finance, Ser 2007-A1, Cl 12A2 5.939%, 03/25/37 (A)	225	225
Citicorp CMO, Ser, 2006-3 2A1 5.500%, 06/25/21	220	218
Citigroup CMBS, Ser 2004-C2, Cl A3 4.380%, 10/15/41	170	165
Description	Face Amount(000)/Shares	Value (000)
Mortgage Related —continued Countrywide Home Loans CMO, Ser 2007-18, Cl 1A1 6.000%, 11/25/37	$238	$237
JP Morgan Chase CMBS, Ser 2004-CBX, Cl A4 4.529%, 01/12/37	145	142
JP Morgan Chase CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	137	136
Prime Mortgage Trust CMO, Ser 2005-2, Cl 1A3 5.250%, 07/25/20	220	217
Wells Fargo CMO, Ser 2006-11, Cl A8 6.000%, 09/25/36	149	148
Wells Fargo CMO, Ser 2007-7 A1, 6.000%, 06/25/37	228	226

Total Mortgage Related (Cost $3,184)		3,189

Foreign Bonds — 2.4%
Bundesrepublik, Ser 02 (EUR) 5.000%, 07/04/12	60	90
Bundesrepublik, Ser 03 (EUR) 4.750%, 07/04/34 3.750%, 07/04/13	100 24	150 34
Bundesrepublik, Ser 04 (EUR) 3.750%, 01/04/15	35	50
Bundesrepublik, Ser 05 (EUR) 3.500%, 01/04/16	20	28
Canada (CAD) 5.750%, 06/01/33	20	26
5.250%, 06/01/13	90	100
Citigroup, Ser INTL (JPY) 2.400%, 10/31/25	3,900	32
Development Bank of Japan, Ser INTL (JPY) 1.750%, 03/17/17	10,000	87
Netherlands Government (EUR) 4.250%, 07/15/13	66	96
Swedish Government, Ser 3015 (SEK) 3.500%, 12/01/15	400	80
Swedish Government, Ser 1049 (SEK) 4.500%, 08/12/15	500	80
United Kingdom Gilt (GBP) 4.000%, 09/07/16	120	233

Total Foreign Bonds (Cost $987)		1,086

Money Market Fund — 7.1%
Evergreen Select Money Market Fund, Institutional Class, 5.060% (B)	3,290,362	3,290

Total Money Market Fund (Cost $3,290)		3,290

12	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

Total Investments 101.0% (Cost $43,354) †	$ 46,652

Other Assets and Liabilities, Net (1.0%)	(462)

Total Net Assets 100.0%	$46,190

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2007, the value of these securities amounted to $792 (000), representing 1.7% of the net assets of the Fund.

(A) — Variable rate security — the rate reported is the rate as of October 31, 2007.
(B) — The rate reported on the Schedule of Investments represents the 7-day effective yield as of October 31, 2007.
ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
CMBS — Commercial Mortgage-Backed Security
CMO — Collateralized Mortgage Obligation
DBS — Direct Broadcast Satellite
EUR — Euro
GBP — British Pound Sterling
HMO — Health Maintenance Organization
ISP — Internet Service Provider
JPY — Japanese Yen
LP — Limited Partnership
MTN — Medium Term Note
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
SEK — Swedish Krone
Ser — Series
TBA — To be Announced
Cost figures are shown with "000's" omitted.
Amounts designated as “—“are either $0 or have been rounded to $0.

† At October 31, 2007, the tax basis cost of the Fund’s investments was $43,353,617 and the unrealized appreciation and depreciation were $3,712,376 and $(414,705) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

13	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Conservative Portfolio

October 31, 2007(Unaudited)

As of October 31, 2007, the Fund had the following forward foreign currency contracts outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
12/11/2007	EUR	(61,184)	AUD	102,778	$6,786
12/11/2007	GBP	(67,523)	AUD	166,963	14,913
12/11/2007	JPY	(5,881,110)	AUD	63,717	7,950
12/11/2007	USD	(51,077)	AUD	57,745	2,565
12/11/2007	USD	(52,382)	CAD	55,629	6,580
12/11/2007	EUR	(20,000)	CHF	32,635	(731)
12/11/2007	EUR	(32,983)	DKK	245,535	(60)
12/11/2007	USD	(94,296)	DKK	512,969	5,464
12/11/2007	AUD	(134,809)	EUR	80,000	(9,266)
12/11/2007	CAD	(102,508)	EUR	70,896	(5,880)
12/11/2007	GBP	(349,862)	EUR	508,303	10,449
12/11/2007	JPY	(12,847,349)	EUR	80,000	4,030
12/11/2007	SEK	(176,886)	EUR	18,875	(518)
12/11/2007	USD	(3,083,845)	EUR	2,241,130	164,793
12/11/2007	EUR	(171,597)	GBP	120,000	399
12/11/2007	USD	(351,675)	GBP	174,963	11,573
12/11/2007	EUR	(877,770)	JPY	136,286,111	(85,383)
12/11/2007	USD	(366,500)	JPY	41,673,945	(3,409)
12/11/2007	EUR	(44,778)	NOK	357,254	1,664
12/11/2007	USD	(141,829)	NOK	793,039	5,947
12/11/2007	NOK	(300,000)	SEK	354,800	15
12/11/2007	USD	(100,986)	SEK	652,535	1,855
12/12/2007	AUD	(72,494)	USD	59,228	(8,116)
12/13/2007	CAD	(100,000)	USD	102,062	(3,928)
12/14/2007	EUR	(14,179)	USD	20,000	(553)
12/15/2007	JPY	(9,263,080)	USD	80,000	(706)
12/16/2007	SEK	(455,124)	USD	66,441	(5,287)

					$121,146

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
USD — U.S. Dollar

14	Old Mutual Advisor Funds / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 46.7%
Advanced Materials/Products — 0.1%
Hexcel*	3,450	$86

Total Advanced Materials/Products		86

Advertising Sales — 0.1%
Focus Media Holding ADR*	3,040	188

Total Advertising Sales		188

Advertising Services — 0.0%
inVentiv Health*	1,300	55

Total Advertising Services		55

Aerospace/Defense — 0.8%
Aerovironment*	1,580	41
Boeing	7,404	730
Rockwell Collins	7,595	568
Teledyne Technologies*	940	49

Total Aerospace/Defense		1,388

Aerospace/Defense-Equipment — 0.3%
AAR*	555	18
Alliant Techsystems*	2,200	243
BE Aerospace*	2,889	144
DRS Technologies	1,331	76
Goodrich	355	25

Total Aerospace/Defense-Equipment		506

Agricultural Biotech — 0.0%
Origin Agritech Limited*	1,110	10

Total Agricultural Biotech		10

Agricultural Chemicals — 0.8%
Agrium	2,500	159
CF Industries Holdings	1,430	126
Monsanto	9,223	900
Potash Corp of Saskatchewan	2,275	279

Total Agricultural Chemicals		1,464

Agricultural Operations — 0.1%
Archer-Daniels-Midland	6,411	229
Tejon Ranch*	470	19

Total Agricultural Operations		248

Airlines — 0.1%
AMR*	4,400	106
Delta Air Lines*	1,350	28
UAL*	410	20
US Airways Group*	1,070	30

Total Airlines		184

Apparel Manufacturers — 0.1%
Gymboree*	490	17
Polo Ralph Lauren	1,922	132

Total Apparel Manufacturers		149

Applications Software — 0.5%
Citrix Systems*	760	33
Intuit*	1,615	52
Description	Shares	Value (000)
Applications Software — continued
Microsoft	18,705	$689
Nuance Communications*	905	20
Red Hat*	3,040	65

Total Applications Software		859

Audio/Video Products — 0.0%
DTS*	576	16

Total Audio/Video Products		16

Auto-Cars/Light Trucks — 0.1%
Ford Motor	20,273	180

Total Auto-Cars/Light Trucks		180

Auto-Medium & Heavy Duty Trucks — 0.0%
Force Protection*	1,120	20

Total Auto-Medium & Heavy Duty Trucks		20

Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	464	9

Total Auto/Truck Parts & Equipment-Original		9

Batteries/Battery Systems — 0.0%
EnerSys*	1,500	27

Total Batteries/Battery Systems		27

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	1,680	104
Coca-Cola Bottling	690	40

Total Beverages-Non-Alcoholic		144

Brewery — 0.2%
Cia Cervecerias Unidas ADR	1,700	71
Molson Coors Brewing, Cl B	4,500	258

Total Brewery		329

Broadcast Services/Programming — 0.0%
Clear Channel Communications	103	4

Total Broadcast Services/Programming		4

Building & Construction-Miscellaneous — 0.1%
Orascom Construction Industries GDR	600	110

Total Building & Construction-Miscellaneous		110

Building Products-Air & Heating — 0.0%
AAON	3,025	55

Total Building Products-Air & Heating		55

Building-Heavy Construction — 0.0%
Washington Group International*	680	66

Total Building-Heavy Construction		66

Cable TV — 0.3%
Comcast, Cl A*	4,628	97
Comcast, Special Cl A*	11,050	231

1	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Cable TV — continued
DIRECTV Group*	5,588	$148

Total Cable TV		476

Casino Hotels — 0.3%
Harrah's Entertainment	27	2
MGM Mirage*	5,475	502

Total Casino Hotels		504

Casino Services — 0.1%
International Game Technology	2,550	111

Total Casino Services		111

Cellular Telecommunications — 0.6%
Alltel	109	8
America Movil SAB de CV, Ser L ADR	1,600	105
NII Holdings*	12,555	728
Tim Participacoes ADR	1,700	79
Turkcell Iletisim Hizmet ADR	2,300	55
Vimpel-Communications ADR	2,200	72

Total Cellular Telecommunications		1,047

Chemicals-Diversified — 0.5%
Celanese, Ser A	7,500	315
EI Du Pont de Nemours	7,900	391
Lyondell Chemical	1,120	53
Olin	745	17
Rohm & Haas	638	33

Total Chemicals-Diversified		809

Chemicals-Specialty — 0.2%
Chemtura	1,340	13
Hercules	1,630	32
Lubrizol	3,700	251
Terra Industries*	3,400	124
Total Chemicals-Specialty		420

Coal — 0.3%
Alpha Natural Resources*	870	24
Arch Coal	1,140	47
Consol Energy	3,000	170
Massey Energy	1,570	50
Peabody Energy	2,930	162
Walter Industries	1,190	36

Total Coal		489

Commercial Banks Non-US — 0.1%
Banco Itau Holding Financeira ADR	3,450	98

Total Commercial Banks Non-US		98

Commercial Banks-Central US — 0.2%
Bank Mutual	3,850	43
First Busey	2,150	45
First Midwest Bancorp	700	24
Heartland Financial USA	1,050	21
Irwin Financial	4,600	44
MB Financial	2,250	75
Old Second Bancorp	1,450	40

Total Commercial Banks-Central US		292

Description	Shares	Value (000)
Commercial Banks-Eastern US — 0.0%
Independent Bank	1,100	$33

Total Commercial Banks-Eastern US		33

Commercial Banks-Western US — 0.1%
AmericanWest Bancorp	1,450	28
Centennial Bank Holdings*	7,950	44
Glacier Bancorp	1,600	33
Imperial Capital Bancorp	1,200	26
Silver State Bancorp*	1,700	30
Sterling Financial	1,250	27

Total Commercial Banks-Western US		188

Commercial Services — 0.1%
Alliance Data Systems*	405	33
Arbitron	990	50
ExlService Holdings*	1,007	27
PHH*	790	18
Steiner Leisure*	1,100	49

Total Commercial Services		177

Commercial Services-Finance — 0.1%
Wright Express*	2,285	88

Total Commercial Services-Finance		88

Communications Software — 0.1%
Avid Technology*	1,860	55
DivX*	2,400	30

Total Communications Software		85

Computer Aided Design — 0.1%
Ansys*	3,340	130
Parametric Technology*	2,400	45

Total Computer Aided Design		175

Computer Services — 0.0%
Syntel	365	16

Total Computer Services		16

Computer Software — 0.0%
Double-Take Software*	1,439	34
Omniture*	450	15

Total Computer Software		49

Computers — 1.7%
Apple*	6,335	1,203
Dell*	2,860	88
Hewlett-Packard	16,153	835
International Business Machines	1,605	186
Research In Motion*	6,025	750
Sun Microsystems*	2,635	15

Total Computers		3,077

Computers-Integrated Systems — 0.1%
NCI, Cl A*	2,250	43
Radisys*	1,960	26
Riverbed Technology*	474	16

Total Computers-Integrated Systems		85

2	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Computers-Memory Devices — 0.5%
EMC Corp/Massachusetts*	28,125	$714
Network Appliance*	410	13
Silicon Storage Technology*	4,470	15
Western Digital*	4,100	106
Xyratex*	1,700	29

Total Computers-Memory Devices		877

Computers-Peripheral Equipment — 0.0%
Electronics for Imaging*	2,750	63

Total Computers-Peripheral Equipment		63

Consulting Services — 0.2%
Advisory Board*	480	31
FTI Consulting*	1,955	106
Huron Consulting Group*	365	26
LECG*	2,400	42
MAXIMUS	1,170	56
Watson Wyatt Worldwide, Cl A	600	28

Total Consulting Services		289

Containers-Metal/Glass — 0.3%
Crown Holdings*	7,000	174
Owens-Illinois*	8,200	364

Total Containers-Metal/Glass		538

Containers-Paper/Plastic — 0.0%
Sealed Air	1,530	38
Sonoco Products	960	30

Total Containers-Paper/Plastic		68

Cosmetics & Toiletries — 0.0%
Procter & Gamble	171	12

Total Cosmetics & Toiletries		12

Cruise Lines — 0.2%
Carnival	6,835	328

Total Cruise Lines		328

Data Processing/Management — 0.1%
Automatic Data Processing	2,450	121
Commvault Systems*	723	15
Fair Isaac	210	8
Fiserv*	800	44

Total Data Processing/Management		188

Dental Supplies & Equipment — 0.2%
Dentsply International	5,225	217
Patterson*	770	30
Sirona Dental Systems*	1,300	44

Total Dental Supplies & Equipment		291

Diagnostic Equipment — 0.1%
Gen-Probe*	1,480	104
Hansen Medical*	488	19

Total Diagnostic Equipment		123

Description	Shares	Value (000)
Diagnostic Kits — 0.0%
Inverness Medical Innovations*	1,150	$69

Total Diagnostic Kits		69

Dialysis Centers — 0.0%
DaVita*	335	22
Dialysis Corp of America*	3,870	36

Total Dialysis Centers		58

Direct Marketing — 0.0%
Valuevision Media, Cl A*	6,320	33

Total Direct Marketing		33

Distribution/Wholesale — 0.1%
LKQ*	3,070	118
Owens & Minor	1,050	43

Total Distribution/Wholesale		161

Diversified Manufacturing Operations — 1.2%
3M	3,720	321
Dover	4,995	230
General Electric	11,725	483
Honeywell International	9,039	546
Illinois Tool Works	7,116	407
Textron	2,400	166

Total Diversified Manufacturing Operations		2,153

Diversified Minerals — 0.2%
Cia Vale do Rio Doce ADR	5,800	219
Oglebay Norton*	2,900	104

Total Diversified Minerals		323

Diversified Operations — 0.0%
Resource America, Cl A	1,150	18

Total Diversified Operations		18

Drug Delivery Systems — 0.1%
Hospira*	2,800	116

Total Drug Delivery Systems		116

E-Commerce/Products — 0.0%
B2W Global Do Varejo GDR	650	70
Blue Nile*	90	7

Total E-Commerce/Products		77

E-Commerce/Services — 0.1%
Ctrip.com International ADR	1,770	100
Expedia*	1,203	39
Liberty Media - Interactive, Cl A*	3,300	70
priceline.com*	360	34

Total E-Commerce/Services		243

E-Marketing/Information — 0.0%
Constant Contact*	388	10

Total E-Marketing/Information		10

3	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
E-Services/Consulting — 0.1%
GSI Commerce*	2,795	$80
Perficient*	1,443	27

Total E-Services/Consulting		107

Educational Software — 0.0%
Blackboard*	360	18
SkillSoft ADR*	4,900	44

Total Educational Software		62

Electric Products-Miscellaneous — 0.1%
Emerson Electric	4,624	242

Total Electric Products-Miscellaneous		242

Electric-Integrated — 1.2%
Centerpoint Energy	21,200	355
Dominion Resources	2,850	261
DTE Energy	5,800	288
Duke Energy	9,584	184
Edison International	5,270	306
Entergy	3,218	386
Otter Tail	1,300	45
Pike Electric*	2,400	47
PPL	4,300	222

Total Electric-Integrated		2,094

Electronic Components-Miscellaneous — 0.2%
AU Optronics ADR	2,700	59
Celestica*	8,180	56
Flextronics International*	2,225	27
Hon Hai Precision GDR 144A	6,000	91
Tyco Electronics	1,378	49

Total Electronic Components-Miscellaneous		282

Electronic Components-Semiconductors — 0.8%
Bookham*	4,560	14
DSP Group*	6,420	101
Fairchild Semiconductor International*	1,300	24
Ikanos Communications*	7,720	51
Intersil, Cl A	3,490	106
Micron Technology*	2,110	22
Microsemi*	1,950	52
Nvidia*	19,662	696
QLogic*	6,080	94
Samsung Electronics GDR 144A	240	73
Semtech*	1,135	19
Silicon Laboratories*	290	13
SiRF Technology Holdings*	2,170	65
Texas Instruments	2,677	87
Zoran*	1,730	44

Total Electronic Components-Semiconductors		1,461

Electronic Design Automation — 0.1%
Comtech Group*	1,455	31
Magma Design Automation*	1,230	18
Synplicity*	8,020	50

Total Electronic Design Automation		99

Electronic Forms — 0.2%
Adobe Systems*	9,110	436

Total Electronic Forms		436

Description	Shares	Value (000)
Electronic Measuring Instruments — 0.1%
Agilent Technologies*	6,100	$225
Itron*	270	29

Total Electronic Measuring Instruments		254

Electronic Parts Distribution — 0.1%
Arrow Electronics*	5,000	200

Total Electronic Parts Distribution		200

Electronic Security Devices — 0.0%
Taser International*	1,270	21

Total Electronic Security Devices		21

Electronics-Military — 0.1%
EDO	580	34
L-3 Communications Holdings	1,550	170

Total Electronics-Military		204

Energy-Alternate Sources — 0.4%
Covanta Holding*	7,500	203
Sunpower, Cl A*	3,375	427

Total Energy-Alternate Sources		630

Engineering/R&D Services — 0.6%
Fluor	3,726	589
McDermott International*	7,325	447
Shaw Group*	950	71

Total Engineering/R&D Services		1,107

Engines-Internal Combustion — 0.4%
Cummins	5,370	644

Total Engines-Internal Combustion		644

Enterprise Software/Services — 0.6%
BMC Software*	9,900	335
Informatica*	2,500	43
Novell*	3,350	25
Open Text*	800	25
Oracle*	15,475	343
PROS Holdings*	1,730	31
Sybase*	8,900	255
Taleo, Cl A*	676	19
Ultimate Software Group*	605	21

Total Enterprise Software/Services		1,097

Entertainment Software — 0.1%
Activision*	9,550	226

Total Entertainment Software		226

Environmental Consulting & Engineering — 0.0%
Tetra Tech*	3,200	75

Total Environmental Consulting & Engineering		75

Fiduciary Banks — 0.5%
Bank of New York Mellon	7,673	375
Northern Trust	4,100	308
State Street	1,530	122

Total Fiduciary Banks		805

4	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Filtration/Separation Products — 0.2%
Clarcor	2,350	$86
Pall	4,500	180

Total Filtration/Separation Products		266

Finance-Commercial — 0.0%
CIT Group	275	10

Total Finance-Commercial		10

Finance-Consumer Loans — 0.2%
First Marblehead	650	25
Nelnet, Cl A	2,420	45
SLM	7,149	337

Total Finance-Consumer Loans		407

Finance-Credit Card — 0.2%
American Express	4,600	280
Discover Financial Services	990	19

Total Finance-Credit Card		299

Finance-Investment Banker/Broker — 0.9%
Bear Stearns	1,800	204
Charles Schwab	11,149	259
Citigroup	7,638	320
Cowen Group*	3,460	42
Greenhill	399	30
Interactive Brokers Group, Cl A*	1,370	40
JPMorgan Chase	12,363	581
KBW*	700	21
MF Global*	810	24
Piper Jaffray*	240	12

Total Finance-Investment Banker/Broker		1,533

Finance-Mortgage Loan/Banker — 0.2%
Freddie Mac	5,324	278

Total Finance-Mortgage Loan/Banker		278

Finance-Other Services — 0.3%
Asset Acceptance Capital	6,120	66
eSpeed, Cl A*	1,580	16
FCStone Group*	522	18
GFI Group*	220	19
IntercontinentalExchange*	1,330	237
NASDAQ Stock Market*	3,450	161

Total Finance-Other Services		517

Financial Guarantee Insurance — 0.0%
AMBAC Financial Group	1,930	71

Total Financial Guarantee Insurance		71

Food-Dairy Products — 0.1%
Dean Foods	2,700	75
Wimm-Bill-Dann Foods ADR	570	68

Total Food-Dairy Products		143

Food-Meat Products — 0.1%
Tyson Foods, Cl A	8,857	140

Total Food-Meat Products		140

Description	Shares	Value (000)
Food-Miscellaneous/Diversified — 0.3%
Kraft Foods, Cl A	5,228	$175
Sara Lee	19,600	324

Total Food-Miscellaneous/Diversified		499

Food-Retail — 0.1%
Great Atlantic & Pacific Tea	1,700	55
X5 Retail Group GDR*	1,800	65

Total Food-Retail		120

Food-Wholesale/Distribution — 0.0%
United Natural Foods*	1,530	44

Total Food-Wholesale/Distribution		44

Forestry — 0.1%
Plum Creek Timber	5,200	232

Total Forestry		232

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment*	848	25

Total Gambling (Non-Hotel)		25

Gas-Distribution — 0.0%
WGL Holdings	830	28

Total Gas-Distribution		28

Hazardous Waste Disposal — 0.1%
Stericycle*	4,280	250

Total Hazardous Waste Disposal		250

Health Care Cost Containment — 0.2%
McKesson	4,905	324

Total Health Care Cost Containment		324

Hospital Beds/Equipment — 0.1%
Kinetic Concepts*	3,600	216

Total Hospital Beds/Equipment		216

Hotels & Motels — 0.1%
Lodgian*	1,270	15
Marriott International, Cl A	374	15
Morgans Hotel Group*	580	13
Wyndham Worldwide	1,245	41

Total Hotels & Motels		84

Human Resources — 0.4%
Cross Country Healthcare*	1,310	21
Hewitt Associates, Cl A	10,915	385
Hudson Highland Group*	1,890	22
Kenexa*	600	18
Manpower	2,300	172
Monster Worldwide*	2,430	98

Total Human Resources		716

Import/Export — 0.0%
Castle Brands*	910	3

Total Import/Export		3

5	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Independent Power Producer — 0.0%
Calpine*	5,300	$8
Mirant*	1,090	46
Reliant Energy*	590	16

Total Independent Power Producer		70

Industrial Automation/Robot — 0.2%
Cognex	1,560	28
Intermec*	2,700	69
iRobot*	1,360	25
Rockwell Automation	3,000	206

Total Industrial Automation/Robot		328

Industrial Gases — 0.4%
Praxair	7,975	682

Total Industrial Gases		682

Instruments-Scientific — 0.2%
PerkinElmer	12,900	355

Total Instruments-Scientific		355

Insurance Brokers — 0.0%
eHealth*	885	25
Marsh & McLennan	2,050	53

Total Insurance Brokers		78

Internet Application Software — 0.1%
CryptoLogic	2,040	40
DealerTrack Holdings*	991	49
Interwoven*	2,900	41
Vocus*	286	10

Total Internet Application Software		140

Internet Connective Services — 0.0%
Internap Network Services*	1,600	27

Total Internet Connective Services		27

Internet Content-Information/News — 0.1%
Baidu.com ADR*	390	149

Total Internet Content-Information/News		149

Internet Financial Services — 0.0%
Authorize.Net Holdings*	2,450	57

Total Internet Financial Services		57

Internet Infrastructure Software — 0.1%
F5 Networks*	3,360	121

Total Internet Infrastructure Software		121

Internet Security — 0.1%
Symantec*	4,950	93

Total Internet Security		93

Investment Companies — 0.0%
KKR Financial Holdings	943	15

Total Investment Companies		15

Description	Shares	Value (000)
Investment Management/Advisory Services — 0.3%
Affiliated Managers Group*	310	$41
T Rowe Price Group	7,015	451

Total Investment Management/Advisory Services		492

Lasers-Systems/Components — 0.0%
Electro Scientific Industries*	1,420	31
Newport*	2,400	33

Total Lasers-Systems/Components		64

Life/Health Insurance — 0.2%
Cigna	7,506	394

Total Life/Health Insurance		394

Linen Supply & Related Items — 0.0%
Cintas	1,030	38

Total Linen Supply & Related Items		38

Machine Tools & Related Products — 0.1%
Kennametal	2,900	265

Total Machine Tools & Related Products		265

Machinery-Construction & Mining — 0.1%
Bucyrus International, Cl A	400	33
Terex*	3,162	235

Total Machinery-Construction & Mining		268

Machinery-Electrical — 0.1%
Baldor Electric	1,400	56
Franklin Electric	1,550	68

Total Machinery-Electrical		124

Machinery-Farm — 0.2%
Deere	2,650	410

Total Machinery-Farm		410

Machinery-General Industry — 0.2%
Manitowoc	4,820	237
Wabtec	4,730	178

Total Machinery-General Industry		415

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	430	17

Total Machinery-Print Trade		17

Marine Services — 0.0%
Aegean Marine Petroleum Network	430	18

Total Marine Services		18

Medical Imaging Systems — 0.0%
IRIS International*	637	12

Total Medical Imaging Systems		12

Medical Information Systems — 0.2%
Cerner*	6,075	362

Total Medical Information Systems		362

6	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Medical Instruments — 0.3%
Abaxis*	409	$12
Conceptus*	1,701	37
Intuitive Surgical*	1,075	351
Natus Medical*	3,990	72
Trans1*	361	9

Total Medical Instruments		481

Medical Labs & Testing Services — 0.2%
Covance*	1,080	89
Laboratory Corp of America Holdings*	2,300	158
MDS	760	17
Quest Diagnostics	380	20

Total Medical Labs & Testing Services		284

Medical Laser Systems — 0.0%
Cynosure, Cl A*	510	19

Total Medical Laser Systems		19

Medical Products — 0.4%
Baxter International	5,132	308
Covidien	1,683	70
Henry Schein*	3,420	205
Orthofix International*	920	50
PSS World Medical*	3,150	64
Syneron Medical*	1,150	21
Vital Signs	750	40

Total Medical Products		758

Medical-Biomedical/Genetic — 0.3%
Alexion Pharmaceuticals*	398	30
AMAG Pharmaceuticals*	220	14
Cambrex	850	10
Celgene*	3,050	201
Illumina*	260	15
Integra LifeSciences Holdings*	1,250	61
Invitrogen*	385	35
Keryx Biopharmaceuticals*	1,440	15
Lifecell*	730	32
Martek Biosciences*	1,340	41

Total Medical-Biomedical/Genetic		454

Medical-Drugs — 1.2%
Angiotech Pharmaceuticals*	12,035	57
Aspreva Pharmaceuticals*	1,420	36
Axcan Pharma*	2,840	58
Bristol-Myers Squibb	10,319	309
Forest Laboratories*	840	33
Indevus Pharmaceuticals*	1,850	14
Medicis Pharmaceutical, Cl A	360	11
Pfizer	25,281	622
Schering-Plough	20,198	616
Valeant Pharmaceuticals International*	1,690	25
Wyeth	8,498	413

Total Medical-Drugs		2,194

Medical-Generic Drugs — 0.0%
Barr Pharmaceuticals*	300	17
Perrigo	1,050	25

Total Medical-Generic Drugs		42

Description	Shares	Value (000)
Medical-HMO — 0.3%
Magellan Health Services*	650	$27
WellPoint*	5,346	424

Total Medical-HMO		451

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	4,170	203

Total Medical-Hospitals		203

Medical-Nursing Homes — 0.0%
Assisted Living Concepts, Cl A*	3,700	33
Skilled Healthcare Group, Cl A*	940	15

Total Medical-Nursing Homes		48

Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings*	2,110	73

Total Medical-Outpatient/Home Medical		73

Medical-Wholesale Drug Distributors — 0.2%
AmerisourceBergen	7,736	364
Cardinal Health	837	57

Total Medical-Wholesale Drug Distributors		421

Metal Processors & Fabricators — 0.5%
CIRCOR International	1,300	65
Commercial Metals	3,200	100
Haynes International*	1,665	146
Ladish*	1,784	82
Precision Castparts	2,110	316
Sterlite Industries ADR*	8,455	220

Total Metal Processors & Fabricators		929

Metal Products-Distributors — 0.0%
AM Castle	2,000	60

Total Metal Products-Distributors		60

Metal-Aluminum — 0.1%
Alcoa	5,683	225

Total Metal-Aluminum		225

Metal-Copper — 0.0%
Taseko Mines*	9,000	53

Total Metal-Copper		53

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold	1,668	196

Total Metal-Diversified		196

Miscellaneous Manufacturing — 0.0%
Trimas*	4,570	73

Total Miscellaneous Manufacturing		73

Motion Pictures & Services — 0.0%
Macrovision*	2,025	49

Total Motion Pictures & Services		49

7	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Multi-Line Insurance — 0.9%
ACE	96	$6
Allstate	4,121	216
American International Group	5,400	341
Cincinnati Financial	4,700	187
Hartford Financial Services Group	2,215	215
Loews	6,205	305
XL Capital, Cl A	4,686	337

Total Multi-Line Insurance		1,607

Multimedia — 0.0%
EW Scripps, Cl A	360	16
Gemstar-TV Guide International*	4,550	31
Walt Disney	305	11

Total Multimedia		58

Networking Products — 0.7%
Anixter International*	1,050	75
Atheros Communications*	310	11
Cisco Systems*	26,080	862
Extreme Networks*	5,490	24
Foundry Networks*	500	11
Juniper Networks*	4,700	169
Switch & Data Facilities*	888	17

Total Networking Products		1,169

Non-Ferrous Metals — 0.2%
Cameco	7,355	361

Total Non-Ferrous Metals		361

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries*	13,450	170
Waste Management	4,660	170

Total Non-Hazardous Waste Disposal		340

Office Automation & Equipment — 0.1%
Pitney Bowes	3,430	137

Total Office Automation & Equipment		137

Oil & Gas Drilling — 0.2%
Atlas America	1,425	82
Diamond Offshore Drilling	1,510	171
Rowan	610	24

Total Oil & Gas Drilling		277

Oil Companies-Exploration & Production — 1.4%
Arena Resources*	620	23
ATP Oil & Gas*	465	27
Cabot Oil & Gas	1,600	64
Denbury Resources*	2,250	127
EnCana	2,375	166
Forest Oil*	1,350	66
Gazprom OAO ADR	1,750	87
Goodrich Petroleum*	1,200	40
Harvest Natural Resources*	5,460	75
Murphy Oil	1,000	74
Newfield Exploration*	4,100	221
NovaTek OAO GDR	1,900	110
Occidental Petroleum	7,672	530
Parallel Petroleum*	1,060	22
PetroHawk Energy*	3,200	59
Southwestern Energy*	10,105	523
Description	Shares	Value (000)

Oil Companies-Exploration & Production - continued

Stone Energy*	1,355	$60
Ultra Petroleum*	2,210	157

Total Oil Companies-Exploration & Production		2,431

Oil Companies-Integrated — 1.4%
Chevron	3,089	283
ConocoPhillips	5,389	458
Exxon Mobil	10,924	1,005
Hess	4,000	286
Marathon Oil	2,671	158
Petroleo Brasileiro ADR	2,550	244

Total Oil Companies-Integrated		2,434

Oil Field Machinery & Equipment — 0.4%
Dresser-Rand Group*	790	31
FMC Technologies*	1,910	116
Grant Prideco*	2,850	140
National Oilwell Varco*	4,450	326
T-3 Energy Services*	695	33

Total Oil Field Machinery & Equipment		646

Oil Refining & Marketing — 0.3%
Tesoro	4,800	291
Valero Energy	4,525	319

Total Oil Refining & Marketing		610

Oil-Field Services — 0.8%
Exterran Holdings*	684	58
Helix Energy Solutions Group*	4,365	202
Hercules Offshore*	2,250	61
Key Energy Services*	3,900	54
Matrix Service*	1,300	38
North American Energy Partners*	2,500	46
Oceaneering International*	800	62
Schlumberger	6,700	647
Superior Energy Services*	1,650	61
W-H Energy Services*	1,180	68
Willbros Group*	1,500	57

Total Oil-Field Services		1,354

Paper & Related Products — 0.2%
AbitibiBowater	4,982	171
Domtar*	17,600	151
Neenah Paper	970	33
Schweitzer-Mauduit International	1,190	33
Smurfit-Stone Container*	2,740	33

Total Paper & Related Products		421

Pharmacy Services — 0.1%
Medco Health Solutions*	2,668	252
Omnicare	510	15

Total Pharmacy Services		267

Physical Practice Management — 0.1%
Pediatrix Medical Group*	3,900	255

Total Physical Practice Management		255

Physical Therapy/Rehabilitation Centers — 0.0%
Psychiatric Solutions*	1,295	51

Total Physical Therapy/Rehabilitation Centers		51

8	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Pipelines — 0.5%
El Paso	16,000	$283
Oneok	6,700	335
Questar	1,900	108
Spectra Energy	8,092	210

Total Pipelines		936

Platinum — 0.0%
Stillwater Mining*	7,040	78

Total Platinum		78

Pollution Control — 0.0%
Fuel Tech*	305	9

Total Pollution Control		9

Power Conversion/Supply Equipment — 0.0%
Delta Electronics GDR	2,500	50

Total Power Conversion/Supply Equipment		50

Printing-Commercial — 0.2%
RR Donnelley & Sons	6,131	247
Valassis Communications*	3,400	33
VistaPrint*	570	27

Total Printing-Commercial		307

Private Corrections — 0.0%
Geo Group*	1,940	61

Total Private Corrections		61

Property/Casualty Insurance — 0.6%
Arch Capital Group*	3,300	247
Safeco	5,850	339
Travelers	4,857	254
WR Berkley	6,800	205

Total Property/Casualty Insurance		1,045

Publishing-Books — 0.0%
Courier	1,250	47
Scholastic*	200	8

Total Publishing-Books		55

Publishing-Newspapers — 0.1%
Dolan Media*	600	16
Gannett	2,529	107
New York Times, Cl A	1,680	33

Total Publishing-Newspapers		156

Publishing-Periodicals — 0.0%
Playboy Enterprises, Cl B*	3,290	37

Total Publishing-Periodicals		37

Quarrying — 0.0%
Vulcan Materials	51	4

Total Quarrying		4

Radio — 0.0%
Radio One, Cl D*	4,025	14

Total Radio		14

Description	Shares	Value (000)
Recreational Centers — 0.1%
Life Time Fitness*	1,800	$109
Town Sports International Holdings*	1,900	29

Total Recreational Centers		138

Reinsurance — 0.8%
Allied World Assurance Holdings	465	22
Aspen Insurance Holdings	4,450	122
Berkshire Hathaway, Cl B*	53	234
Endurance Specialty Holdings	820	32
Everest Re Group	375	40
Montpelier Re Holdings	6,595	118
PartnerRe	6,050	504
RenaissanceRe Holdings	5,500	321
Validus Holdings*	2,500	65

Total Reinsurance		1,458

REITs-Apartments — 0.2%
AvalonBay Communities	1,044	128
BRE Properties	1,060	58
Camden Property Trust	1,181	74
Equity Residential	1,622	68

Total REITs-Apartments		328

REITs-Diversified — 0.2%
CapitalSource	1,550	28
Colonial Properties Trust	1,152	36
Digital Realty Trust	1,271	56
PS Business Parks	331	19
Vornado Realty Trust	1,671	187

Total REITs-Diversified		326

REITs-Health Care — 0.1%
Health Care	1,336	59
Nationwide Health Properties	2,381	74
Ventas	1,600	69

Total REITs-Health Care		202

REITs-Hotels — 0.2%
DiamondRock Hospitality	3,081	59
FelCor Lodging Trust	2,230	47
Host Hotels & Resorts	5,913	131
LaSalle Hotel Properties	842	35

Total REITs-Hotels		272

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	156	8

Total REITs-Manufactured Homes		8

REITs-Mortgage — 0.0%
Annaly Capital Management	1,660	28
MFA Mortgage Investments	4,980	43

Total REITs-Mortgage		71

REITs-Office Property — 0.4%
American Financial Realty Trust	4,580	31
BioMed Realty Trust	2,803	67
Boston Properties	3,163	343
Corporate Office Properties Trust SBI MD	734	30
Highwoods Properties	1,559	56

9	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

REITs-Office Property - continued

Kilroy Realty	961	$63
SL Green Realty	1,073	129

Total REITs-Office Property		719

REITs-Regional Malls — 0.3%
CBL & Associates Properties	1,208	40
General Growth Properties	2,616	142
Simon Property Group	2,486	259
Taubman Centers	1,171	69

Total REITs-Regional Malls		510

REITs-Shopping Centers — 0.2%
Acadia Realty Trust	1,134	30
Federal Realty Investment Trust	869	77
Kimco Realty	1,891	79
Kite Realty Group Trust	1,526	28
Regency Centers	1,308	93

Total REITs-Shopping Centers		307

REITs-Storage — 0.1%
Public Storage	1,600	130

Total REITs-Storage		130

REITs-Warehouse/Industrial — 0.1%
AMB Property	1,676	110
EastGroup Properties	180	9
Prologis	1,880	135

Total REITs-Warehouse/Industrial		254

Rental Auto/Equipment — 0.0%
H&E Equipment Services*	3,770	66

Total Rental Auto/Equipment		66

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch, Cl A	2,250	178
Aeropostale*	700	16
AnnTaylor Stores*	1,400	43
Footstar	3,670	18
Kenneth Cole Productions, Cl A	800	15
Men's Wearhouse	5,200	220
Syms	2,640	38

Total Retail-Apparel/Shoe		528

Retail-Automobile — 0.0%
Group 1 Automotive	1,360	42

Total Retail-Automobile		42

Retail-Building Products — 0.1%
Home Depot	3,400	107

Total Retail-Building Products		107

Retail-Computer Equipment — 0.2%
GameStop, Cl A*	7,230	428

Total Retail-Computer Equipment		428

Retail-Consumer Electronics — 0.0%
Best Buy	17	1

Total Retail-Consumer Electronics		1

Description	Shares	Value (000)
Retail-Discount — 0.0%
Costco Wholesale	662	$45

Total Retail-Discount		45

Retail-Drug Store — 0.4%
CVS Caremark	14,490	605
Walgreen	4,790	190

Total Retail-Drug Store		795

Retail-Gardening Products — 0.0%
Tractor Supply*	500	21

Total Retail-Gardening Products		21

Retail-Jewelry — 0.0%
Movado Group	1,600	48

Total Retail-Jewelry		48

Retail-Office Supplies — 0.0%
Office Depot*	3,500	66
OfficeMax	570	18

Total Retail-Office Supplies		84

Retail-Propane Distributors — 0.1%
Star Gas Partners LP*	22,200	102

Total Retail-Propane Distributors		102

Retail-Restaurants — 0.0%
BJ's Restaurants*	400	8

Total Retail-Restaurants		8

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	2,560	85
Zumiez*	221	9

Total Retail-Sporting Goods		94

Retirement/Aged Care — 0.0%
Emeritus*	1,000	33

Total Retirement/Aged Care		33

S&L/Thrifts-Central US — 0.0%
Citizens First Bancorp	1,000	18
Franklin Bank*	2,600	20

Total S&L/Thrifts-Central US		38

S&L/Thrifts-Eastern US — 0.2%
Brookline Bancorp	5,510	59
Clifton Savings Bancorp	3,300	36
Dime Community Bancshares	3,250	47
Flushing Financial	2,350	40
Investors Bancorp*	3,050	46
KNBT Bancorp	2,200	38
NewAlliance Bancshares	2,900	41
Provident New York Bancorp	4,100	51

Total S&L/Thrifts-Eastern US		358

S&L/Thrifts-Southern US — 0.0%
BankUnited Financial, Cl A	2,350	20

Total S&L/Thrifts-Southern US		20

10	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
S&L/Thrifts-Western US — 0.2%
PFF Bancorp	1,900	$20
Provident Financial Holdings	1,550	31
Washington Federal	10,240	247

Total S&L/Thrifts-Western US		298

Schools — 0.2%
Capella Education*	560	35
ITT Educational Services*	1,490	190
Learning Tree International*	2,740	60
New Oriental Education & Technology Group ADR*	300	27
Strayer Education	215	40

Total Schools		352

Semiconductor Components-Integrated Circuits — 0.6%
Anadigics*	1,063	16
Cirrus Logic*	7,800	48
Cypress Semiconductor*	2,800	102
Emulex*	2,050	44
Integrated Device Technology*	3,050	41
Maxim Integrated Products	24,725	670
Powertech Technology GDR	9,577	77

Total Semiconductor Components-Integrated Circuits		998

Semiconductor Equipment — 0.2%
Applied Materials	5,500	107
Brooks Automation*	1,760	23
Entegris*	4,430	40
Novellus Systems*	1,190	34
Tessera Technologies*	790	30
Ultratech*	770	9
Varian Semiconductor Equipment Associates*	2,870	132

Total Semiconductor Equipment		375

Software Tools — 0.1%
VMware, Cl A*	1,000	125

Total Software Tools		125

Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	1,210	11

Total Specified Purpose Acquisition		11

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	760	9
TMK OAO GDR 144A	1,900	84
Valmont Industries	690	66

Total Steel Pipe & Tube		159

Steel-Producers — 0.1%
Olympic Steel	1,150	30
Severstal GDR	3,300	79

Total Steel-Producers		109

Steel-Specialty — 0.3%
Allegheny Technologies	4,645	475

Total Steel-Specialty		475

Description	Shares	Value (000)
Super-Regional Banks-US — 0.6%
Bank of America	7,476	$361
Capital One Financial	6,557	430
Wells Fargo	6,778	231

Total Super-Regional Banks-US		1,022

Telecommunications Equipment — 0.1%
Comtech Telecommunications*	900	49
OpNext*	1,328	16
Plantronics	1,050	29
Tollgrade Communications*	2,180	18

Total Telecommunications Equipment		112

Telecommunications Equipment-Fiber Optics — 0.0%
JDS Uniphase*	2,515	38

Total Telecommunications Equipment-Fiber Optics		38

Telecommunications Services — 0.4%
Amdocs*	5,290	182
Cbeyond*	317	12
Embarq	6,700	355
MasTec*	1,760	28
Orbcomm*	2,274	19
RCN	2,840	41
SAVVIS*	500	19
Time Warner Telecom, Cl A*	6,560	152

Total Telecommunications Services		808

Telephone-Integrated — 0.7%
AT&T	18,208	761
General Communication, Cl A*	3,700	43
IDT, Cl B	3,410	27
Level 3 Communications*	2,860	9
Verizon Communications	10,646	490

Total Telephone-Integrated		1,330

Television — 0.0%
Sinclair Broadcast Group, Cl A	1,825	22

Total Television		22

Textile-Home Furnishings — 0.1%
Mohawk Industries*	2,200	188

Total Textile-Home Furnishings		188

Theaters — 0.0%
National CineMedia	823	22

Total Theaters		22

Therapeutics — 0.4%
Gilead Sciences*	11,520	532
Medicines*	2,920	56
Theravance*	890	22
Warner Chilcott, Cl A*	1,395	26

Total Therapeutics		636

Tobacco — 0.7%
Altria Group	7,868	574
Imperial Tobacco Group ADR	5,341	543

11	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Tobacco - continued

UST	4,284	$228

Total Tobacco		1,345

Tools-Hand Held — 0.2%
Stanley Works	5,040	290

Total Tools-Hand Held		290

Transactional Software — 0.0%
Innerworkings*	1,683	27
VeriFone Holdings*	230	11

Total Transactional Software		38

Transport-Air Freight — 0.0%
ABX Air*	3,950	25

Total Transport-Air Freight		25

Transport-Equipment & Leasing — 0.1%
Aircastle	1,810	58
GATX	480	20
Genesis Lease	2,080	46
Greenbrier	2,460	66

Total Transport-Equipment & Leasing		190

Transport-Marine — 0.1%
Overseas Shipholding Group	2,500	186
Paragon Shipping, Cl A	440	11

Total Transport-Marine		197

Transport-Rail — 0.2%
Burlington Northern Santa Fe	2,848	248
Canadian Pacific Railway	1,500	106
CSX	1,600	72
Union Pacific	105	13

Total Transport-Rail		439

Transport-Services — 0.1%
Expeditors International Washington	2,360	120
FedEx	385	40

Total Transport-Services		160

Transport-Truck — 0.0%
Forward Air	900	29

Total Transport-Truck		29

Veterinary Diagnostics — 0.1%
VCA Antech*	1,930	89

Total Veterinary Diagnostics		89

Vitamins & Nutrition Products — 0.1%
Herbalife	4,295	189

Total Vitamins & Nutrition Products		189

Water — 0.0%
Consolidated Water	1,400	46

Total Water		46

Description	Shares	Value (000)
Web Hosting/Design — 0.1%
Equinix*	1,960	$229

Total Web Hosting/Design		229

Web Portals/ISP — 0.7%
Google, Cl A*	1,472	1,041
Sina*	2,560	147
Trizetto Group*	2,600	42

Total Web Portals/ISP		1,230

Wireless Equipment — 0.6%
American Tower, Cl A*	13,390	592
Aruba Networks*	1,142	22
Globecomm Systems*	720	11
InterDigital*	3,240	70
Nokia ADR	7,113	283
RF Micro Devices*	16,830	104

Total Wireless Equipment		1,082

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	1,001	22

Total Wound, Burn & Skin Care		22

Total Common Stock (Cost $69,722)		84,003

Foreign Common Stock — 13.8%
Australia — 0.8%
Ausenco	1,061	15
BHP Billiton	1,134	50
Caltex Australia	5,990	120
Dominion Mining	21,904	128
Leighton Holdings	3,815	224
Minara Resources	3,448	22
Qantas Airways	91,470	506
Riversdale Mining*	165	1
Sally Malay Mining	2,902	16
Santos	31,697	417

Total Australia		1,499

Austria — 0.2%
OMV	2,213	166
Voestalpine	1,697	154

Total Austria		320

Belgium — 0.4%
Belgacom	200	10
Delhaize Group	1,213	116
Dexia	16,377	527
Tessenderlo Chemie	330	21

Total Belgium		674

Bermuda — 0.0%
Catlin Group	1,606	17

Total Bermuda		17

Brazil — 0.1%
Banco do Brasil	4,400	80
Localiza Rent A CAR	5,200	62

12	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Brazil - continued

Porto Seguro	1,800	$81

Total Brazil		223

Canada — 0.5%
Allen-Vanguard*	3,300	37
Canadian Imperial Bank of Commerce/Canada	1,300	141
Gerdau Ameristeel	500	7
Jean Coutu Group, Cl A	1,500	22
Methanex	2,100	64
Petro-Canada	1,600	92
Teck Cominco, Cl B	8,600	431
TELUS	300	17

Total Canada		811

China — 0.2%
China Life Insurance, Cl H	6,000	40
Harbin Power Equipment, Cl H	34,000	111
Industrial & Commercial Bank of China, Cl H	139,000	133

Total China		284

Denmark — 0.1%
Norden	1,511	187
Sydbank	550	25
Topdanmark	275	48

Total Denmark		260

Finland — 0.0%
Outokumpu	1,467	55

Total Finland		55

France — 0.9%
Air France-KLM	7,497	286
BNP Paribas	4,007	444
CNP Assurances	312	40
France Telecom	6,587	244
Lafarge	70	11
Rallye	280	22
Recylex*	942	36
Societe Generale	2,691	455
Vivendi	2,232	101

Total France		1,639

Germany — 1.2%
Balda	129	1
Commerzbank	230	10
Deutsche Lufthansa	2,286	67
E.ON	2,046	400
Epcos	1,056	21
Koenig & Bauer	1,307	46
KUKA*	1,407	57
MAN	2,738	490
Norddeutsche Affinerie	1,129	47
Salzgitter	2,066	407
ThyssenKrupp	8,157	543
Volkswagen	147	43

Total Germany		2,132

Description	Shares	Value (000)
Hong Kong — 0.4%
ASM Pacific Technology	1,948	$15
China Everbright International	130,000	69
China Infrastructure Machinery Holdings	25,000	56
China Mobile	10,000	207
China Resources Enterprise	18,000	79
CNOOC	45,000	97
Hong Kong Exchanges and Clearing	1,000	33
Kingdee International Software Group	54,000	41
Orient Overseas International	2,200	23
Regal Hotels International Holdings	308,000	26
Television Broadcasts	6,000	39
Vtech Holdings	2,326	20

Total Hong Kong		705

Indonesia — 0.1%
Bank Rakyat Indonesia	95,000	82
Ciputra Development*	522,000	52
PT Astra International	25,000	71

Total Indonesia		205

Italy — 0.6%
Enel	57,414	688
ENI	8,157	298
Fondiaria-SAI	978	48
Indesit	2,938	52

Total Italy		1,086

Japan — 2.5%
Arcs	4,700	70
Bosch	34	—
Central Japan Railway	22	228
Century Leasing System	900	9
Cosmos Initia	4,000	15
Daiichikosho	2,200	26
FUJIFILM Holdings	4,200	201
Heiwa	1,300	15
IBJ Leasing	300	6
Inui Steamship	1,600	40
JFE Shoji Holdings	5,000	39
KDDI	47	355
Kohnan Shoji	2,200	36
Kyoei Steel	800	20
Leopalace21	2,000	64
Makita	3,200	154
Marubeni	82,000	704
Maruetsu*	5,000	34
Mitsumi Electric	4,600	212
Mori Seiki	300	8
Nikon	10,000	321
Nintendo	1,600	1,016
Nippon Mining Holdings	28,000	265
Nippon Oil	20,000	177
Nippon Steel Trading	4,000	13
Nippon Telegraph & Telephone	44	201
Nissan Shatai	3,000	24
Shinsho	3,000	13
Sumitomo	1,300	23
Tokyo Electron	18	1
Tokyo Tekko	3,000	14
Toyo Kohan	3,000	17
Toyota Motor	1,100	63
Victor Company of Japan*	7,000	14

13	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Japan – continued

Yamato Kogyo	2,300	$107

Total Japan		4,505

Luxembourg — 0.1%
Millicom International Cellular*	1,050	123

Total Luxembourg		123

Malaysia — 0.1%
SP Setia	12,000	28
WCT Engineering	31,000	78

Total Malaysia		106

Mexico — 0.0%
Corp GEO SAB de CV, Ser B*	7,000	26

Total Mexico		26

Netherlands — 1.4%
Draka Holding	542	24
Heineken	5,599	393
Hunter Douglas	1,243	116
ING Groep	18,777	849
OCE	3,688	74
Royal Dutch Shell, Cl A	22,027	967
Royal KPN	1,216	23
Wavin	2,671	46

Total Netherlands		2,492

New Zealand — 0.2%
Air New Zealand	170,375	280
Fletcher Building	8,377	77

Total New Zealand		357

Norway — 0.1%
Norsk Hydro	13,200	194

Total Norway		194

Philippines — 0.1%
Ayala	9,300	135
Union Bank of Philippines	27,000	31

Total Philippines		166

Russia — 0.1%
Sberbank	27,000	117

Total Russia		117

Singapore — 0.4%
Jardine Cycle & Carriage	4,000	59
Neptune Orient Lines	10,000	36
Rotary Engineering	267,000	272
Singapore Airlines	19,200	262
Singapore Telecommunications	46,550	132
Swiber Holdings*	7,000	17

Total Singapore		778

South Africa — 0.2%
Anglo Platinum	440	76
MTN Group	4,800	94
Standard Bank Group	5,000	91
Description	Shares	Value (000)

South Africa - continued

Truworths International	15,000	$76

Total South Africa		337

South Korea — 0.2%
Daegu Bank	3,300	59
LG Chem	490	61
Samsung Engineering	750	101
SK Energy*	420	97
SSCP	2,050	84

Total South Korea		402

Spain — 0.0%
Banco Bilbao Vizcaya Argentaria	1,807	46

Total Spain		46

Sweden — 0.6%
Electrolux, Ser B	14,600	284
JM	5,068	113
Volvo, Cl B	35,467	698

Total Sweden		1,095

Switzerland — 0.3%
Nestle	63	29
Zurich Financial Services	1,417	428

Total Switzerland		457

Taiwan — 0.0%
Foxconn Technology	6,000	72

Total Taiwan		72

Thailand — 0.1%
CP ALL	179,000	54
Home Product Center	68,000	10
Kasikornbank	38,000	101

Total Thailand		165

Turkey — 0.1%
Asya Katilim Bankasi*	6,800	58
BIM Birlesik Magazalar	750	63

Total Turkey		121

United Kingdom — 1.8%
3i Group	7,451	169
Antofagasta	46,424	812
AstraZeneca	7,783	383
Aviva	300	5
BHP Billiton	4,211	162
BT Group	118,559	806
Centrica	4,794	37
Fiberweb	1,988	2
Hays	8,469	24
HBOS	7,950	145
HSBC Holdings	202	4
Kazakhmys	3,354	103
Lavendon Group	2,044	29
Michael Page International	5,146	47
Next	359	17
Royal Bank of Scotland Group	15,696	169
Royal Dutch Shell, Cl B	4,999	218
SABMiller	3,000		90
Sage Group	687		3

14	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Shares/Face Amount(000)	Value (000)

United Kingdom - continued

Tesco	1,784	$17

Total United Kingdom		3,242

Total Foreign Common Stock (Cost $19,619)		24,711

Investment Company — 0.3%
Index Fund – Value - Mid-Cap — 0.0%
iShares Russell Midcap Value Index Fund	500	76

Total Index Fund – Value-Mid-Cap	76

Index Fund – Growth - Small Cap — 0.1%
iShares Russell 2000 Growth Index Fund	230	21
iShares Russell 2000 Index Fund	1,060	87

Total Index Fund – Growth - Small Cap		108

Index Fund – Value - Small Cap — 0.2%
iShares S&P SmallCap 600 Value Index Fund	4,500	343

Total Index Fund – Value - Small Cap		343

Total Investment Company (Cost $511)		527

Warrants — 0.4%
Bharat Heavy Electricals, expires 05/12/08*	1,100	73
Bharti Airtel, expires 11/17/08*	3,650	94
Grasim Industries 144A, expires 05/12/08*	650	62
Infosys Technologies 144A, expires 05/12/08*	1,600	75
IVRCL Infrastructures & Projects 144A, expires 11/17/08*	4,300	55
Maruti Suzuki 144A, expires 11/17/08*	2,700	74
Nicholas Piramal 144A, expires 10/26/09*	10,700	82
TXC 144A, expires 03/30/09*	33,000	68
Universal Scientific Industrial 144A, expires 11/17/08*	69,000	52

Total Warrants (Cost $447)		635

U.S. Government Agency Obligations — 9.8%
Federal Home Loan Mortgage Corporation 6.500%, 04/01/35	$10	10
6.500%, 08/01/37 6.000%, 08/01/29	164 27	168 27
6.000%, 07/01/37 6.000%, 08/01/37 5.897%, 12/01/36 (A)	440 1,238 491	443 1,246 495
5.875%, 03/21/11	80	84
5.851%, 01/01/37 (A)	729	737
5.783%, 03/01/37 (A)	173	175
5.500%, 09/01/17	61	61
5.500%, 09/01/19	59	60
Description	Face Amount(000)	Value (000)

U.S GOVERNMENT AGENCY OBLIGATIONS — CONTINUED

Federal Home Loan Mortgage Corporation-continued

5.500%, 08/01/20	$354	$356
5.500%, 02/01/21	12	12
5.500%, 02/01/21	205	205
5.500%, 09/01/21	186	186
5.500%, 04/01/22 5.500%, 11/01/36	383 111	384 109
5.500%, 05/01/37	1,235	1,216
5.400%, 03/17/21	330	335
5.267%, 04/01/37 (A)	472	470
5.000%, 10/16/09	260	261
5.000%, 07/01/21	583	574
5.000%, 05/01/22	306	301
Federal Home Loan Mortgage Corporation MTN 5.250%, 02/24/11	525	530
Federal National Mortgage Association 6.500%, 03/01/35	211	216
6.500%, 10/01/37 6.250%, 02/01/11	505 400	513 420
6.000%, 01/01/29	138	140
6.000%, 12/15/31 6.000%, 05/01/33	495 121	500 122
6.000%, 07/01/36	209	210
6.000%, 08/01/36	38	39
6.000%, 11/01/36	165	166
6.000%, 12/01/36	217	219
6.000%, 02/01/37 5.500%, 03/01/20	493 67	496 67
5.500%, 04/01/21	39	39
5.500%, 05/01/21	49	49
5.500%, 11/01/21	131	131
5.500%, 12/01/35	1,202	1,186
5.500%, 01/01/36	265	262
5.500%, 03/01/36	355	351
5.500%, 03/01/36	285	281
5.500%, 04/01/36	158	156
5.500%, 11/01/06 5.500%, 11/01/36	675 202	665 199
5.500%, 12/01/36 5.125%, 01/02/14	896 95	883 96
5.000%, 03/01/20	36	35
5.000%, 05/01/37 Federal National Mortgage Association TBA 6.500%, 11/15/37	271 1,050	260 1,075
Government National Mortgage Association, Pool G08167, 5.500%, 12/01/36	294	290
Government National Mortgage Association, Pool G18190, 5.500%, 06/01/22	5	5

Total U.S. Government Agency Obligations (Cost $17,368)		17,516

U.S. Treasury Obligations — 10.9%
U.S. Treasury Bonds 7.500%, 11/15/16	100	122
5.375%, 02/15/31	855	926
4.500%, 02/15/36	820	787

15	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Face Amount(000)	Value (000)

U.S. TREASURY OBLIGATIONS — CONTINUED

U.S. Treasury Notes 4.875%, 08/15/09	$70	$71
4.875%, 07/31/11	695	715
4.750%, 05/15/14	1,335	1,372
4.750%, 08/15/17	4,075	4,166
4.750%, 02/15/37	625	625
4.625%, 11/15/09	1,875	1,900
4.625%, 02/29/12	1,700	1,735
4.500%, 11/30/11	495	503
4.500%, 05/15/17	1,250	1,254
4.125%, 08/31/12	2,160	2,158
3.875%, 07/15/10	3,252	3,250

Total U.S. Treasury Obligations (Cost $19,331)		19,584

Asset-Backed — 0.1% Home Equity — 0.1% Countrywide Asset-Backed Certificates, Ser 2003-2, Cl M2 (A) 6.506%, 03/26/33	245	227

Total Asset-Backed (Cost $240)		227

Corporate Bonds — 8.1%
Abbott Laboratories 5.600%, 05/15/11	235	240
Advanta Capital Trust, Ser B 8.990%, 12/17/26	119	107
Alliance One 11.000%, 05/15/12	140	150
American General Finance, Ser H MTN 4.000%, 03/15/11	120	116
Ameriprise Financial 5.350%, 11/15/10	100	101
Amgen 4.000%, 11/18/09	40	39
AOL Time Warner 6.875%, 05/01/12	130	137
Apache 5.250%, 04/15/13	325	326
Aramark Services (A) 8.856%, 02/01/15	105	106
Astrazenca 5.400%, 09/15/12	540	545
Astrazeneca 6.450%, 09/15/37	45	47
AT&T Wireless 8.750%, 03/01/31	75	97
7.875%, 03/01/11	90	97
Bank of America 5.375%, 08/15/11	230	233
5.375%, 06/15/14	55	55
Bank One 5.900%, 11/15/11	130	133
5.250%, 01/30/13	145	144
Belden CDT 7.000%, 03/15/17	55	56
Canadian National Railway 5.800%, 06/01/16	125	128
Canadian National Resources 5.700%, 05/15/17	185	183

Description	Face Amount (000)	Value (000)
Corporate Bonds — continued

Canadian Natural Resources 6.700%, 07/15/11	$50	$52
Cascades 7.250%, 02/15/13	111	108
Caterpillar Financial Services 5.050%, 12/01/10	150	151
Chubb 4.934%, 11/16/07	90	90
Cisco Systems 5.500%, 02/22/16	70	70
5.250%, 02/22/11	200	202
Citigroup 5.100%, 09/29/11	230	229
Coleman Cable 9.875%, 10/01/12	110	108
Columbus Southern Power, Ser C 5.500%, 03/01/13	80	80
Comcast 5.900%, 03/15/16	160	161
5.875%, 02/15/18	40	40
5.300%, 01/15/14	60	59
Conocophillips Canada 5.625%, 10/15/16	150	153
Costco Wholesale 5.500%, 03/15/17	50	49
Covidien 144A 6.000%, 10/15/17	20	20
5.450%, 10/15/12	40	40
CRH America 6.000%, 09/30/16	100	99
DaimlerChrysler 4.750%, 01/15/08	160	160
Deutsche Telekom 8.000%, 06/15/10	240	257
Diageo Capital 5.750%, 10/23/17	55	55
Dominion Resources, Ser A 5.600%, 11/15/16	35	34
DR Horton 7.875%, 08/15/11	75	73
Echostar DBS 7.125%, 02/01/16	150	157
EOG Resources 5.875%, 09/15/17	45	46
ERP Operating LP 5.750%, 06/15/17	260	252
5.125%, 03/15/16	140	131
Federal Home Loan Bank 5.250%, 11/03/09	675	680
FedEx 5.500%, 08/15/09	60	60
Ford Motor Credit 7.375%, 10/28/09	100	96
FPL Group Capital 5.625%, 09/01/11	305	310
FTI Consulting 7.750%, 10/01/16	100	105
General Electric Capital, Ser A MTN 4.375%, 03/03/12	100	97
General Electric Capital, Ser G MTN 5.720%, 08/22/11	130	131
General Mills 5.650%, 09/10/12	300	305

16	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
General Motors Acceptance 7.000%, 02/01/12	$105	$96
Gold Sachs 6.750%, 10/01/37	20	20
Hartford Financial Services Group 5.375%, 03/15/17	65	63
Hospira 6.050%, 03/30/17	40	40
HSBC Finance 6.375%, 10/15/11	200	207
Ikon Office Solutions 7.750%, 09/15/15	40	41
International Lease Finance 5.750%, 06/15/11	55	56
5.650%, 06/01/14	240	238
John Deere Capital 5.400%, 10/17/11	60	61
John Deere Capital, Ser D MTN 4.400%, 07/15/09	155	154
Kraft Foods 7.000%, 08/11/37	50	54
6.500%, 08/11/17	80	84
Landry's Restaurant 9.500%, 12/15/14	150	150
Lehman Brothers Holding 6.200%, 09/26/14	15	15
Marathon Oil 6.600%, 10/01/37	30	31
Masco 6.125%, 10/03/16	35	35
MasTec 7.625%, 02/01/17	100	97
Metlife 5.375%, 12/15/12	60	60
5.000%, 06/15/15	150	143
MGM Mirage 6.625%, 07/15/15	45	43
5.875%, 02/27/14	55	51
Midamerican Energy Holdings 5.875%, 10/01/12	240	246
Morgan Stanley 4.000%, 01/15/10	115	112
Nextel Communications, Ser E 6.875%, 10/31/13	135	135
Pepsico 5.150%, 05/15/12	80	81
PNC Funding 4.200%, 03/10/08	70	70
Prologis Trust 7.100%, 04/15/08	35	35
Prudential Financial, Ser B MTN 5.100%, 09/20/14	40	39
PSE&G Power 7.750%, 04/15/11	120	129
6.950%, 06/01/12	105	112
PSI Energy 6.050%, 06/15/16	60	61
Pulte Homes 8.125%, 03/01/11	50	48
7.875%, 08/01/11	33	32
Quebecor World 144A 9.750%, 01/15/15	150	146
Residential Capital 144A(A) 9.190%, 04/17/09	233	144
Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
Rogers Cable 6.750%, 03/15/15	$30	$31
Saint Acquisition 144A 12.500%, 05/15/17	12	8
Saint Acquisition 144A (A) 13.308%, 05/15/15	113	72
SBC Communications 5.625%, 06/15/16	65	66
5.100%, 09/15/14	170	167
Schering-Plough 6.750%, 12/01/33	60	64
5.550%, 12/01/13	165	166
Shell International 5.625%, 06/27/11	120	124
Simon Property Group 5.750%, 12/01/15	55	54
Southern Power, Ser B 6.250%, 07/15/12	75	77
Starbucks 6.250%, 08/15/17	350	357
Stater Brothers Holdings 8.125%, 06/15/12	50	51
Telecom Italia Capital 4.000%, 11/15/08	240	237
Tesoro 144A 6.500%, 06/01/17	139	137
TFM Sa De Cv 9.375%, 05/01/12	50	53
Time Warner Cable 144A 5.850%, 05/01/17	75	74
Toys R Us 7.875%, 04/15/13	50	43
True Temper Sports 8.375%, 09/15/11	231	155
Tyco Electronics 144A 6.550%, 10/01/17	55	56
Union Pacific 3.875%, 02/15/09	295	290
Uno Restaurant 144A 10.000%, 02/15/11	50	40
Valassis Communication 8.250%, 03/01/15	160	135
Virginia Electric Power, Ser A 6.000%, 05/15/37	45	44
Wachovia MTN 5.700%, 08/01/13	180	181
Wal-mart Stores 4.550%, 05/01/13	75	73
Washington Mutual Financial 6.875%, 05/15/11	60	63
Weatherford International 144A 6.350%, 06/15/17	400	410
5.950%, 06/15/12	65	66
Weyerhaeuser 5.950%, 11/01/08	20	20
Willis North America 6.200%, 03/28/17	40	40
Wyeth 5.500%, 02/01/14	80	79
Xcel Energy 144A 5.613%, 04/01/17	262	257

17	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
Xerox Capital Trust I 8.000%, 02/01/27	$24	$23

Total Corporate Bonds (Cost $14,714)		14,542

Mortgage Related — 4.1%
Banc of America Mortgage CMO, Ser 2004-8, Cl 3A1 5.250%, 10/25/19	496	489
Banc of America Mortgage CMO, Ser D, Cl 2A4 4.780%, 05/25/35	315	313
Bear Stearns CMBS, Ser 2004-PWR5, Cl A4 4.831%, 07/11/42	225	219
Bear Stearns CMBS, Ser 2005-T20, Cl A2 5.127%, 10/12/42	220	220
Bear Stearns CMBS, Ser 2006-PW13, Cl A4 5.540%, 09/11/41	415	413
Bear Stearns CMBS, Ser 2006-T22, Cl A2 5.632%, 04/12/38	260	262
Chase Issuance Trust, 2007-A15 A, 4.960%, 09/17/12	395	396
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 2A2 6.065%, 09/25/36	535	543
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 4A1 6.046%, 09/25/36	303	304
Chase Mortgage Finance, Ser 2007-A1, Cl 12A2 5.937%, 03/25/37	675	675
Citicorp Mortgage Securities, 2006-3 2A1 5.500%, 06/25/21	486	482
Citigroup CMO, Ser 2004-C2, Cl A3 4.380%, 10/15/41	450	437
Countrywide Home Loans, Ser 2007-18, Cl 1A1 6.000%, 11/25/37	516	513
JP Morgan Chase CMO, Ser 2004-CBX, Cl A4 4.529%, 01/12/37	235	230
JP Morgan Chase CMO, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	205	203
Prime Mortgage Trust CMO, Ser 2005-2, Cl 1A3 5.250%, 07/25/20	458	453
Residential Funding Mortgage Securities, 2005-HI3 A2, 5.090%, 09/25/35	139	138
Residential Funding Mortgage Securities, 2006-HSA2 AI2, 5.495%, 03/25/36	139	137
Wells Fargo CMO, Ser 2006-11, Cl A8 6.000%, 09/25/36	366	363
Description	Face Amount (000)/Shares	Value (000)
Mortgage Related — continued
Wells Fargo Mortgage Backed Securities, 2007-7 A1, 6.000%, 06/25/37	$500	$496

Total Mortgage Related (Cost $7,261)		7,286

Foreign Bonds — 1.1%
Bundesrepublik, Ser 03(EUR) 4.750%, 07/04/34	125	187
Bundesrepublik, Ser 02 (EUR) 5.000%, 07/04/12	90	135
Bundesrepublik, Ser 04 (EUR) 3.750%, 01/04/15	91	128
Bundesrepublik, Ser 05 (EUR) 3.500%, 01/04/16	110	152
Canada (CAD) 5.750%, 06/01/33	120	154
5.250%, 06/01/13	139	155
Citigroup, Ser INTL (JPY) 2.400%, 10/31/25	8,000	66
Development Bank of Japan (JPY) 1.750%, 03/17/17	20,000	174
Netherlands Government (EUR) 4.250%, 07/15/13	95	138
Swedish Government, Ser 3105 (SEK) 3.500%, 12/01/15	700	140
Swedish Government, Ser 1049 (SEK) 4.500%, 08/12/15	900	144
United Kingdom Gilt (GBP) 4.000%, 09/07/16	220	427

Total Foreign Bonds (Cost $1,812)		2,000

Money Market Fund — 4.9%
Evergreen Select Money Market Fund, Institutional Class, 5.060% (B)	8,853,182	8,853

Total Money Market Fund (Cost $8,853)		8,853

Total Investments 100.2% (Cost $159,878) †		179,884

Other Assets and Liabilities, Net (0.2%)		(304)

Total Net Assets 100.0%		$179,580

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2007, the value of these securities amounted to $2,186(000), representing 1.2% of the net assets of the Fund.

(A) — Variable rate security. The rate reported represents the rate as of October 31, 2007.

(B) — The rate reported on the Schedule of Investments represents the 7-day effective yield as of October 31, 2007.

ADR — American Depositary Receipt
CAD — Canadian Dollar

18	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

Cl — Class
CMBS — Commercial Mortgage Backed Security
CMO — Collateralized Mortgage Obligation
EUR — Euro
GBP — British Pound Sterling
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
JPY — Japanese Yen LP — Limited Partnership
MTN — Medium-Term Note R&D — Research & Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series SEK — Swedish Krona TBA — Security traded under delayed delivery commitments settling after October 31, 2007. Income on this security will not be earned until the settlement date.
Cost figures are shown with "000's" omitted. Amounts designated as “—“are either $0 or have been rounded to $0.
† At October 31, 2007, the tax basis cost of the Fund's investments was $159,877,776, and the unrealized appreciation and depreciation were $22,891,200 and $(2,884,900) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

19	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Balanced Portfolio

October 31, 2007(Unaudited)

As of October 31, 2007, the Fund had the following forward foreign currency contracts outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
12/11/2007	EUR	(129,840)	AUD	218,108	$14,401
12/11/2007	GBP	(139,914)	AUD	345,963	30,899
12/11/2007	JPY	(13,722,590)	AUD	148,674	18,550
12/11/2007	USD	(143,850)	AUD	160,710	5,441
12/11/2007	USD	(43,860)	CAD	46,580	5,509
12/11/2007	EUR	(50,000)	CHF	81,589	(1,827)
12/11/2007	EUR	(100,234)	DKK	746,170	(182)
12/11/2007	USD	(133,837)	DKK	728,072	7,755
12/11/2007	AUD	(269,617)	EUR	160,000	(18,531)
12/11/2007	CAD	(152,692)	EUR	105,605	(8,758)
12/11/2007	GBP	(739,192)	EUR	1,073,125	20,882
12/11/2007	JPY	(38,497,270)	EUR	240,000	12,480
12/11/2007	SEK	(622,868)	EUR	66,463	(1,824)
12/11/2007	USD	(8,176,296)	EUR	5,934,426	425,972
12/11/2007	EUR	(386,093)	GBP	270,000	896
12/11/2007	USD	(765,660)	GBP	380,925	25,196
12/11/2007	EUR	(2,191,430)	JPY	340,232,318	(212,269)
12/11/2007	USD	(694,361)	JPY	78,954,442	(6,459)
12/11/2007	EUR	(144,238)	NOK	1,150,790	5,359
12/11/2007	USD	(212,726)	NOK	1,172,543	5,768
12/11/2007	NOK	(300,000)	SEK	354,800	15
12/11/2007	USD	(191,774)	SEK	1,239,469	3,568
12/11/2007	AUD	(137,157)	USD	112,057	(15,354)
12/11/2007	CAD	(230,000)	USD	235,624	(8,153)
12/11/2007	EUR	(56,714)	USD	80,000	(2,211)
12/11/2007	JPY	(21,999,815)	USD	190,000	(1,677)
12/11/2007	SEK	(582,027)	USD	84,968	(6,761)

$298,685

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
USD — U.S. Dollar

20	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 58.8%
Advanced Materials/Products — 0.1%
Hexcel*	6,700	$168

Total Advanced Materials/Products		168

Advertising Sales — 0.1%
Focus Media Holding ADR*	4,490	278

Total Advertising Sales		278

Advertising Services — 0.0%
inVentiv Health*	2,950	125

Total Advertising Services		125

Aerospace/Defense — 0.9%
Aerovironment*	3,690	95
Boeing	12,453	1,228
Rockwell Collins	14,095	1,054
Teledyne Technologies*	2,180	114

Total Aerospace/Defense		2,491

Aerospace/Defense-Equipment — 0.5%
AAR*	1,400	45
Alliant Techsystems*	3,850	425
BE Aerospace*	6,316	314
DRS Technologies	2,761	159
Goodrich	635	44

Total Aerospace/Defense-Equipment		987

Agricultural Biotech — 0.0%
Origin Agritech Limited*	2,570	23

Total Agricultural Biotech		23

Agricultural Chemicals — 1.0%
Agrium	4,500	286
CF Industries Holdings	2,445	215
Monsanto	16,350	1,596
Potash Corp of Saskatchewan	4,230	520

Total Agricultural Chemicals		2,617

Agricultural Operations — 0.1%
Archer-Daniels-Midland	9,677	346
Tejon Ranch*	1,100	44

Total Agricultural Operations		390

Airlines — 0.1%
AMR*	8,100	194
Delta Air Lines*	2,480	52
UAL*	745	36
US Airways Group*	1,965	54

Total Airlines		336

Apparel Manufacturers — 0.1%
Gymboree*	1,260	43
Polo Ralph Lauren	2,784	191

Total Apparel Manufacturers		234

Applications Software — 0.6%
Citrix Systems*	1,400	60
Intuit*	2,980	96
Description	Shares	Value (000)
Applications Software — continued
Microsoft	31,416	$1,156
Nuance Communications*	2,300	51
Red Hat*	4,535	98

Total Applications Software		1,461

Audio/Video Products — 0.0%
DTS*	1,468	42

Total Audio/Video Products		42

Auto-Cars/Light Trucks — 0.1%
Ford Motor	31,472	279
General Motors	527	21

Total Auto-Cars/Light Trucks		300

Auto-Medium & Heavy Duty Trucks — 0.0%
Force Protection*	2,620	47

Total Auto-Medium & Heavy Duty Trucks		47

Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	1,194	23

Total Auto/Truck Parts & Equipment-Original		23

Batteries/Battery Systems — 0.0%
EnerSys*	3,000	54

Total Batteries/Battery Systems		54

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	2,870	177
Coca-Cola Bottling	1,610	95

Total Beverages-Non-Alcoholic		272

Brewery — 0.2%
Cia Cervecerias Unidas ADR	3,100	130
Molson Coors Brewing, Cl B	7,900	452

Total Brewery		582

Broadcast Services/Programming — 0.0%
Clear Channel Communications	144	5

Total Broadcast Services/Programming		5

Building & Construction-Miscellaneous — 0.1%
Orascom Construction GDR	1,210	223

Total Building & Construction-Miscellaneous		223

Building Products-Air & Heating — 0.0%
AAON	5,975	109

Total Building Products-Air & Heating		109

Building-Heavy Construction — 0.1%
Washington Group International*	1,445	141

Total Building-Heavy Construction		141

Cable TV — 0.3%
Comcast, Cl A*	2,847	60
Comcast, Special Cl A*	19,525	408

1	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Cable TV — continued
DIRECTV Group*	12,176	$322

Total Cable TV		790

Casino Hotels — 0.4%
Harrah's Entertainment	38	3
MGM Mirage*	10,260	940

Total Casino Hotels		943

Casino Services — 0.1%
International Game Technology	5,185	226

Total Casino Services		226

Cellular Telecommunications — 0.8%
Alltel	152	11
America Movil, Ser L ADR	3,200	209
NII Holdings*	22,250	1,290
Tim Participacoes ADR	3,400	158
Turkcell Iletisim Hizmet ADR	9,100	219
Vimpel-Communications ADR	4,500	149

Total Cellular Telecommunications		2,036

Chemicals-Diversified — 0.6%
Celanese, Ser A	13,100	550
E.I. Du Pont de Nemours	12,710	629
Lyondell Chemical	2,015	96
Olin	1,735	39
Rohm & Haas	2,224	115

Total Chemicals-Diversified		1,429

Chemicals-Specialty — 0.3%
Chemtura	2,450	23
Hercules Offshore	3,795	71
Lubrizol	6,800	462
Terra Industries*	7,100	262

Total Chemicals-Specialty		818

Coal — 0.3%
Alpha Natural Resources*	2,040	56
Arch Coal	2,090	86
Consol Energy	4,500	254
Massey Energy	3,650	116
Peabody Energy	4,115	229
Walter Industries	2,680	82

Total Coal		823

Commercial Banks Non-US — 0.1%
Banco Itau Holding Financeira ADR	7,050	201

Total Commercial Banks Non-US		201

Commercial Banks-Central US — 0.2%
Bank Mutual	7,800	87
First Busey	4,300	89
First Midwest Bancorp	1,500	51
Heartland Financial USA	2,000	40
Irwin Financial	10,730	103
MB Financial	4,750	158
Description	Shares	Value (000)
Commercial Banks-Central US — continued
Old Second Bancorp	2,800	$79

Total Commercial Banks-Central US		607

Commercial Banks-Eastern US — 0.0%
Independent Bank	2,400	71

Total Commercial Banks-Eastern US		71

Commercial Banks-Western US — 0.1%
AmericanWest Bancorp	2,700	52
Centennial Bank Holdings*	15,950	88
Glacier Bancorp	3,050	62
Imperial Capital Bancorp	2,500	54
Silver State Bancorp*	3,200	57
Sterling Financial	2,550	57

Total Commercial Banks-Western US		370

Commercial Services — 0.1%
Alliance Data Systems*	730	59
Arbitron	2,300	116
ExlService Holdings*	2,570	69
PHH*	1,840	41
Steiner Leisure*	2,100	95

Total Commercial Services		380

Commercial Services-Finance — 0.1%
Wright Express*	5,245	203

Total Commercial Services-Finance		203

Communications Software — 0.1%
Avid Technology*	3,800	112
DivX*	5,560	69

Total Communications Software		181

Computer Aided Design — 0.1%
Ansys*	4,935	191
Parametric Technology*	4,600	88

Total Computer Aided Design		279

Computer Services — 0.0%
Syntel	935	40

Total Computer Services		40

Computer Software — 0.0%
Double-Take Software*	3,662	87
Omniture*	1,160	40

Total Computer Software		127

Computers — 2.1%
Apple*	11,935	2,267
Dell*	4,830	148
Hewlett-Packard	26,948	1,393
International Business Machines	3,380	392
Research In Motion*	9,585	1,193
Sun Microsystems*	4,670	27

Total Computers		5,420

2	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Computers-Integrated Systems — 0.1%
NCI, Cl A*	5,270	$101
Radisys*	4,640	62
Riverbed Technology*	1,220	41

Total Computers-Integrated Systems		204

Computers-Memory Devices — 0.6%
EMC Corp/Massachusetts*	51,285	1,302
Network Appliance*	760	24
Silicon Storage Technology*	10,440	35
Western Digital*	7,200	187
Xyratex*	3,300	56

Total Computers-Memory Devices		1,604

Computers-Peripheral Equipment — 0.1%
Electronics for Imaging*	6,400	146

Total Computers-Peripheral Equipment		146

Consulting Services — 0.2%
Advisory Board*	1,230	79
FTI Consulting*	4,497	244
Huron Consulting Group*	461	32
LECG*	5,510	97
MAXIMUS	2,720	130
Watson Wyatt Worldwide, Cl A	1,300	62

Total Consulting Services		644

Containers-Metal/Glass — 0.4%
Crown Holdings*	12,500	310
Owens-Illinois*	15,900	706

Total Containers-Metal/Glass		1,016

Containers-Paper/Plastic — 0.0%
Sealed Air	2,810	70
Sonoco Products	1,770	55

Total Containers-Paper/Plastic		125

Cosmetics & Toiletries — 0.0%
Procter & Gamble	230	16

Total Cosmetics & Toiletries		16

Cruise Lines — 0.2%
Carnival	10,814	519

Total Cruise Lines		519

Data Processing/Management — 0.1%
Automatic Data Processing	4,350	216
Commvault Systems*	1,847	38
Fair Isaac	500	19
Fiserv*	1,470	81

Total Data Processing/Management		354

Dental Supplies & Equipment — 0.2%
Dentsply International	8,815	366
Patterson*	1,415	55
Sirona Dental Systems*	2,500	84

Total Dental Supplies & Equipment		505

Description	Shares	Value (000)
Diagnostic Equipment — 0.1%
Gen-Probe*	2,235	$156
Hansen Medical*	967	38

Total Diagnostic Equipment		194

Diagnostic Kits — 0.1%
Inverness Medical Innovations*	2,500	150

Total Diagnostic Kits		150

Dialysis Centers — 0.0%
DaVita*	615	40
Dialysis Corp of America*	8,990	84

Total Dialysis Centers		124

Direct Marketing — 0.0%
Valuevision Media, Cl A*	14,740	76

Total Direct Marketing		76

Distribution/Wholesale — 0.1%
LKQ*	4,490	173
Owens & Minor	2,300	93

Total Distribution/Wholesale		266

Diversified Manufacturing Operations — 1.3%
3M	6,060	523
Dover	8,810	405
General Electric	20,193	831
Honeywell International	11,724	708
Illinois Tool Works	11,208	642
Textron	4,400	305
Tyco International	169	7

Total Diversified Manufacturing Operations		3,421

Diversified Minerals — 0.3%
Cia Vale do Rio Doce ADR	11,500	433
Oglebay Norton*	6,000	215

Total Diversified Minerals		648

Diversified Operations — 0.0%
Resource America, Cl A	2,250	35

Total Diversified Operations		35

Drug Delivery Systems — 0.1%
Hospira*	4,070	168

Total Drug Delivery Systems		168

E-Commerce/Products — 0.1%
B2W Global Do Varejo GDR 144A	1,400	150
Blue Nile*	240	19

Total E-Commerce/Products		169

E-Commerce/Services — 0.2%
Ctrip.com International ADR	2,615	147
Expedia*	2,186	71
Liberty Media - Interactive, Cl A*	5,915	126

3	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
E-Commerce/Services — continued
priceline.com*	930	$87

Total E-Commerce/Services		431

E-Marketing/Information — 0.0%
Constant Contact*	958	24

Total E-Marketing/Information		24

E-Services/Consulting — 0.1%
GSI Commerce*	6,189	176
Perficient*	3,693	70

Total E-Services/Consulting		246

Educational Software — 0.1%
Blackboard*	920	46
SkillSoft ADR*	9,600	86

Total Educational Software		132

Electric Products-Miscellaneous — 0.1%
Emerson Electric	7,242	379

Total Electric Products-Miscellaneous		379

Electric-Integrated — 1.3%
Centerpoint Energy	33,900	568
Dominion Resources	4,400	403
DTE Energy	9,800	486
Duke Energy	15,159	291
Edison International	6,010	349
Entergy	5,206	624
Otter Tail	2,800	97
Pike Electric*	4,500	89
PPL	7,700	398

Total Electric-Integrated		3,305

Electronic Components-Miscellaneous — 0.2%
AU Optronics ADR	5,200	113
Celestica*	19,090	130
Flextronics International*	4,045	50
Hon Hai Precision GDR 144A	13,400	203
Tyco Electronics	2,467	88

Total Electronic Components-Miscellaneous		584

Electronic Components-Semiconductors — 1.0%
Bookham*	10,580	32
DSP Group*	13,220	209
Fairchild Semiconductor International*	2,390	44
Ikanos Communications*	18,040	119
Intersil, Cl A	5,070	154
Micron Technology*	3,750	39
Microsemi*	4,100	109
Nvidia*	33,302	1,178
QLogic*	12,280	191
Samsung Electronics GDR 144A	490	150
Semtech*	2,065	35
Silicon Laboratories*	680	30
SiRF Technology Holdings*	4,570	136
Texas Instruments	3,435	112
Zoran*	3,980	101

Total Electronic Components-Semiconductors		2,639

Description	Shares	Value (000)
Electronic Design Automation — 0.1%
Comtech Group*	3,700	$80
Magma Design Automation*	3,140	47
Synplicity*	18,700	117

Total Electronic Design Automation		244

Electronic Forms — 0.3%
Adobe Systems	17,070	818

Total Electronic Forms		818

Electronic Measuring Instruments — 0.2%
Agilent Technologies*	10,300	379
Itron*	696	75

Total Electronic Measuring Instruments		454

Electronic Parts Distribution — 0.1%
Arrow Electronics*	9,000	360

Total Electronic Parts Distribution		360

Electronic Security Devices — 0.0%
Taser International*	3,250	54

Total Electronic Security Devices		54

Electronics-Military — 0.1%
EDO	1,350	78
L-3 Communications Holdings	2,500	274

Total Electronics-Military		352

Energy-Alternate Sources — 0.4%
Covanta Holding*	12,500	339
Sunpower, Cl A*	6,330	800

Total Energy-Alternate Sources		1,139

Engineering/R&D Services — 0.7%
Fluor	5,181	819
McDermott International*	13,730	838
Shaw Group*	1,850	138

Total Engineering/R&D Services		1,795

Engines-Internal Combustion — 0.4%
Cummins	9,320	1,118

Total Engines-Internal Combustion		1,118

Enterprise Software/Services — 0.8%
BMC Software*	20,500	694
Informatica*	5,300	91
Novell*	7,820	59
Open Text*	1,650	52
Oracle*	29,010	643
PROS Holdings*	4,020	72
Sybase*	15,600	446
Taleo, Cl A*	1,717	48
Ultimate Software Group*	1,540	53

Total Enterprise Software/Services		2,158

4	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Entertainment Software — 0.1%
Activision*	14,676	$347

Total Entertainment Software		347

Environmental Consulting & Engineering — 0.1%
Tetra Tech*	6,600	154

Total Environmental Consulting & Engineering		154

Fiduciary Banks — 0.5%
Bank of New York Mellon	14,258	697
Northern Trust	5,900	444
State Street	2,700	215

Total Fiduciary Banks		1,356

Filtration/Separation Products — 0.2%
Clarcor	4,750	173
Pall	8,200	329

Total Filtration/Separation Products		502

Finance-Commercial — 0.0%
CIT Group	510	18

Total Finance-Commercial		18

Finance-Consumer Loans — 0.3%
First Marblehead	1,480	58
Nelnet, Cl A	5,640	105
SLM	11,182	527

Total Finance-Consumer Loans		690

Finance-Credit Card — 0.2%
American Express	7,200	439
Discover Financial Services*	1,820	35

Total Finance-Credit Card		474

Finance-Investment Banker/Broker — 0.9%
Bear Stearns	2,800	318
Charles Schwab	15,980	371
Citigroup	12,004	503
Cowen Group*	8,210	100
Greenhill	735	54
Interactive Brokers Group, Cl A*	2,500	72
JPMorgan Chase	18,346	862
KBW*	1,400	43
MF Global*	1,470	44
Piper Jaffray*	550	28

Total Finance-Investment Banker/Broker		2,395

Finance-Mortgage Loan/Banker — 0.2%
Freddie Mac	8,013	419

Total Finance-Mortgage Loan/Banker		419

Finance-Other Services — 0.4%
Asset Acceptance Capital	13,045	140
eSpeed, Cl A*	3,650	37
FCStone Group*	1,326	47
GFI Group*	570	49
IntercontinentalExchange*	1,965	350
Description	Shares	Value (000)
Finance-Other Services — continued
NASDAQ Stock Market*	6,565	$307

Total Finance-Other Services		930

Financial Guarantee Insurance — 0.0%
AMBAC Financial Group	2,840	105

Total Financial Guarantee Insurance		105

Food-Dairy Products — 0.1%
Dean Foods	4,850	135
Wimm-Bill-Dann Foods ADR	1,140	136

Total Food-Dairy Products		271

Food-Meat Products — 0.1%
Tyson Foods, Cl A	10,349	164

Total Food-Meat Products		164

Food-Miscellaneous/Diversified — 0.3%
Kraft Foods, Cl A	8,198	274
Sara Lee	34,650	573

Total Food-Miscellaneous/Diversified		847

Food-Retail — 0.1%
Great Atlantic & Pacific Tea	3,350	109
X5 Retail Group GDR*	3,400	123

Total Food-Retail		232

Food-Wholesale/Distribution — 0.0%
United Natural Foods*	2,730	79

Total Food-Wholesale/Distribution		79

Forestry — 0.2%
Plum Creek Timber	8,600	384

Total Forestry		384

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment*	2,152	63

Total Gambling (Non-Hotel)		63

Gas-Distribution — 0.0%
WGL Holdings	1,510	51

Total Gas-Distribution		51

Hazardous Waste Disposal — 0.1%
Stericycle*	6,070	354

Total Hazardous Waste Disposal		354

Health Care Cost Containment — 0.2%
McKesson	7,031	465

Total Health Care Cost Containment		465

Hospital Beds/Equipment — 0.1%
Kinetic Concepts*	6,300	379

Total Hospital Beds/Equipment		379

5	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Hotels & Motels — 0.1%
Lodgian*	2,940	$36
Marriott International, Cl A	672	28
Morgans Hotel Group*	1,470	33
Wyndham Worldwide	2,240	73

Total Hotels & Motels		170

Human Resources — 0.5%
Cross Country Healthcare*	3,060	48
Hewitt Associates, Cl A*	18,750	662
Hudson Highland Group*	4,290	49
Kenexa*	1,300	38
Manpower	4,400	329
Monster Worldwide*	3,555	144

Total Human Resources		1,270

Import/Export — 0.0%
Castle Brands*	2,312	7

Total Import/Export		7

Independent Power Producer — 0.1%
Calpine*	9,630	14
Mirant*	2,000	85
Reliant Energy*	1,050	29

Total Independent Power Producer		128

Industrial Automation/Robot — 0.2%
Cognex	2,830	51
Intermec*	5,700	145
iRobot*	3,160	57
Rockwell Automation	5,200	358

Total Industrial Automation/Robot		611

Industrial Gases — 0.5%
Praxair	14,960	1,279

Total Industrial Gases		1,279

Instruments-Scientific — 0.2%
PerkinElmer	22,600	622

Total Instruments-Scientific		622

Insurance Brokers — 0.1%
eHealth*	2,255	63
Marsh & McLennan	3,640	94

Total Insurance Brokers		157

Internet Application Software — 0.1%
CryptoLogic	4,750	92
DealerTrack Holdings*	2,526	124
Interwoven*	5,600	80
Vocus*	721	26

Total Internet Application Software		322

Internet Connective Services — 0.0%
Internap Network Services*	3,300	55

Total Internet Connective Services		55

Description	Shares	Value (000)
Internet Content - Information/News — 0.1%
Baidu.com ADR*	600	$229

Total Internet Content - Information/News		229
Internet Financial Services — 0.1%
Authorize.Net Holdings*	6,240	146

Total Internet Financial Services		146

Internet Infrastructure Software — 0.1%
F5 Networks*	4,890	176

Total Internet Infrastructure Software		176

Internet Security — 0.1%
Symantec*	8,780	165

Total Internet Security		165

Investment Companies — 0.0%
KKR Financial Holdings	1,672	26

Total Investment Companies		26

Investment Management/Advisory Services — 0.3%
Affiliated Managers Group*	780	103
T Rowe Price Group	11,910	765

Total Investment Management/Advisory Services		868

Lasers-Systems/Components — 0.1%
Electro Scientific Industries*	3,300	72
Newport*	4,800	66

Total Lasers-Systems/Components		138

Life/Health Insurance — 0.3%
Cigna	12,895	677

Total Life/Health Insurance		677

Linen Supply & Related Items — 0.0%
Cintas	1,890	69

Total Linen Supply & Related Items		69

Machine Tools & Related Products — 0.2%
Kennametal	5,100	465

Total Machine Tools & Related Products		465

Machinery-Construction & Mining — 0.2%
Bucyrus International, Cl A	900	74
Terex*	4,877	362

Total Machinery-Construction & Mining		436

Machinery-Electrical — 0.1%
Baldor Electric	2,900	117
Franklin Electric	3,000	131

Total Machinery-Electrical		248

Machinery-Farm — 0.3%
Deere	4,460	691

Total Machinery-Farm		691

6	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Machinery-General Industry — 0.2%
Manitowoc	6,400	$315
Wabtec	6,150	231

Total Machinery-General Industry		546

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	785	31

Total Machinery-Print Trade		31

Marine Services — 0.0%
Aegean Marine Petroleum Network	860	35

Total Marine Services		35

Medical Imaging Systems — 0.0%
IRIS International*	1,637	30

Total Medical Imaging Systems		30

Medical Information Systems — 0.3%
Cerner*	11,430	681

Total Medical Information Systems		681

Medical Instruments — 0.4%
Abaxis*	1,038	30
Conceptus*	4,355	96
Intuitive Surgical*	2,030	664
Natus Medical*	9,230	167
Trans1*	892	22

Total Medical Instruments		979

Medical Labs & Testing Services — 0.2%
Covance*	1,790	148
Laboratory Corp of America Holdings*	4,400	302
MDS	1,380	31
Quest Diagnostics	680	36

Total Medical Labs & Testing Services		517

Medical Laser Systems — 0.0%
Cynosure, Cl A*	1,310	50

Total Medical Laser Systems		50

Medical Products — 0.6%
Baxter International	11,175	671
Covidien	2,199	91
Henry Schein*	5,040	302
Orthofix International*	2,130	115
PSS World Medical*	6,700	135
Syneron Medical*	2,680	49
Vital Signs	1,450	77

Total Medical Products		1,440

Medical-Biomedical/Genetic — 0.3%
Alexion Pharmaceuticals*	1,018	78
AMAG Pharmaceuticals*	570	37
Cambrex	1,970	22
Celgene*	4,340	287
Illumina*	660	37
Integra LifeSciences Holdings*	2,600	126
Invitrogen*	692	63
Keryx Biopharmaceuticals*	3,680	38
Lifecell*	1,870	82
Description	Shares	Value (000)

Medical-Biomedical/Genetic — continued

Martek Biosciences*	3,110	$95

Total Medical-Biomedical/Genetic		865

Medical-Drugs — 1.5%
Angiotech Pharmaceuticals*	25,900	123
Aspreva Pharmaceuticals*	3,290	84
Axcan Pharma*	6,620	135
Bristol-Myers Squibb	16,442	493
Forest Laboratories*	1,520	59
Indevus Pharmaceuticals*	4,730	36
Medicis Pharmaceutical, Cl A	930	28
Pfizer	41,493	1,021
Schering-Plough	36,417	1,111
Valeant Pharmaceuticals *	3,910	57
Wyeth	13,976	680

Total Medical-Drugs		3,827

Medical-Generic Drugs — 0.0%
Barr Pharmaceuticals*	550	32
Perrigo	2,465	58

Total Medical-Generic Drugs		90

Medical-HMO — 0.3%
Magellan Health Services*	1,190	50
WellPoint*	8,411	666

Total Medical-HMO		716

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	7,530	367

Total Medical-Hospitals		367

Medical-Nursing Homes — 0.0%
Assisted Living Concepts, Cl A*	7,300	64
Skilled Healthcare Group, Cl A*	2,410	40

Total Medical-Nursing Homes		104

Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings*	3,770	131

Total Medical-Outpatient/Home Medical		131

Medical-Wholesale Drug Distributors — 0.2%
AmerisourceBergen	12,928	609

Total Medical-Wholesale Drug Distributors		609

Metal Processors & Fabricators — 0.6%
CIRCOR International	2,700	135
Commercial Metals	5,600	176
Haynes International*	3,440	301
Ladish*	3,744	172
Precision Castparts	3,066	459
Sterlite Industries ADR*	15,080	392

Total Metal Processors & Fabricators		1,635

Metal Products-Distributors — 0.1%
AM Castle	4,400	132

Total Metal Products-Distributors		132

7	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Metal-Aluminum — 0.1%
Alcoa	9,699	$384

Total Metal-Aluminum		384

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold	2,391	281

Total Metal-Diversified		281

Miscellaneous Manufacturing — 0.1%
Trimas*	10,650	170

Total Miscellaneous Manufacturing		170

Motion Pictures & Services — 0.0%
Macrovision*	3,660	88

Total Motion Pictures & Services		88

Multi-Line Insurance — 1.0%
Allstate	6,486	340
American International Group	8,500	536
Cincinnati Financial	8,300	330
Hartford Financial Services Group	3,490	339
Loews	8,894	437
XL Capital, Cl A	7,714	555

Total Multi-Line Insurance		2,537

Multimedia — 0.0%
EW Scripps, Cl A	660	30
Gemstar-TV Guide International*	10,620	73

Total Multimedia		103

Networking Products — 0.8%
Anixter International*	2,150	154
Atheros Communications*	800	28
Cisco Systems*	47,690	1,577
Extreme Networks*	12,800	56
Foundry Networks*	1,175	25
Juniper Networks*	6,820	245
Switch & Data Facilities*	2,272	45

Total Networking Products		2,130

Non-Ferrous Metals — 0.3%
Cameco	13,855	680

Total Non-Ferrous Metals		680

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries*	24,115	305
Waste Management	8,220	299

Total Non-Hazardous Waste Disposal		604

Office Automation & Equipment — 0.1%
Pitney Bowes	5,725	229

Total Office Automation & Equipment		229

Oil & Gas Drilling — 0.2%
Atlas America	3,050	176
Diamond Offshore Drilling	2,225	252
Rowan	1,115	43

Total Oil & Gas Drilling		471

Description	Shares	Value (000)
Oil Companies-Exploration & Production — 1.8%
Arena Resources*	1,580	$58
ATP Oil & Gas*	1,185	68
Cabot Oil & Gas	3,100	123
Denbury Resources*	3,330	189
EnCana	4,475	312
Forest Oil*	2,700	131
Gazprom OAO ADR	3,550	178
Goodrich Petroleum*	2,300	76
Harvest Natural Resources*	12,600	173
Murphy Oil	1,800	133
Newfield Exploration*	7,100	382
NovaTek OAO GDR	3,800	219
Occidental Petroleum	12,024	830
Parallel Petroleum*	2,710	55
PetroHawk Energy*	6,800	126
Southwestern Energy*	16,265	841
Stone Energy*	3,170	141
Ultra Petroleum*	3,225	229

Total Oil Companies-Exploration & Production		4,264

Oil Companies-Integrated — 1.6%
Chevron	4,269	391
ConocoPhillips	8,512	723
Exxon Mobil	17,480	1,608
Hess	7,100	509
Marathon Oil	4,434	262
Petroleo Brasileiro ADR	5,400	516

Total Oil Companies-Integrated		4,009

Oil Field Machinery & Equipment — 0.4%
Dresser-Rand Group*	2,020	78
FMC Technologies	2,785	169
Grant Prideco*	4,195	206
National Oilwell Varco*	7,280	533
T-3 Energy Services*	1,775	85

Total Oil Field Machinery & Equipment		1,071

Oil Refining & Marketing — 0.4%
Tesoro	8,500	514
Valero Energy	8,470	597

Total Oil Refining & Marketing		1,111

Oil-Field Services — 1.0%
Exterran Holdings*	1,215	102
Helix Energy Solutions Group*	7,600	352
Hercules Offshore*	4,500	122
Key Energy Services*	9,060	124
Matrix Service*	3,500	103
North American Energy Partners*	4,800	89
Oceaneering International*	1,700	131
Schlumberger	12,560	1,213
Superior Energy Services*	3,600	134
W-H Energy Services*	2,400	138
Willbros Group*	3,000	115

Total Oil-Field Services		2,623

Paper & Related Products — 0.3%
AbitibiBowater	10,731	368
Domtar*	31,200	268
Neenah Paper	2,250	76
Schweitzer-Mauduit International	2,770	78

8	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Paper & Related Products — continued

Smurfit-Stone Container*	4,915	$59

Total Paper & Related Products		849

Pharmacy Services — 0.2%
Medco Health Solutions*	3,813	360
Omnicare	930	27

Total Pharmacy Services		387

Physical Practice Management — 0.2%
Pediatrix Medical Group*	6,900	452

Total Physical Practice Management		452

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions*	3,315	131

Total Physical Therapy/Rehabilitation Centers		131

Pipelines — 0.7%
El Paso	28,410	502
Oneok	13,100	654
Questar	3,400	194
Spectra Energy	12,529	325

Total Pipelines		1,675

Platinum — 0.1%
Stillwater Mining*	15,020	167

Total Platinum		167

Pollution Control — 0.0%
Fuel Tech*	770	23

Total Pollution Control		23

Power Conversion/Supply Equipment — 0.0%
Delta Electronics GDR*	5,200	104

Total Power Conversion/Supply Equipment		104

Printing-Commercial — 0.2%
RR Donnelley & Sons	10,675	430
Valassis Communications*	6,240	62
VistaPrint*	1,460	69

Total Printing-Commercial		561

Private Corrections — 0.1%
Geo Group*	4,300	136

Total Private Corrections		136

Property/Casualty Insurance — 0.7%
Arch Capital Group*	5,900	441
Safeco	9,300	538
Travelers	7,407	387
WR Berkley	11,850	357

Total Property/Casualty Insurance		1,723

Publishing-Books — 0.0%
Courier	2,300	87
Scholastic*	345	14

Total Publishing-Books		101

Description	Shares	Value (000)
Publishing-Newspapers — 0.1%
Dolan Media*	1,540	$41
Gannett	3,912	166
New York Times, Cl A	3,100	61

Total Publishing-Newspapers		268

Publishing-Periodicals — 0.0%
Playboy Enterprises, Cl B*	7,640	86

Total Publishing-Periodicals		86

Quarrying — 0.0%
Vulcan Materials	70	6

Total Quarrying		6

Radio — 0.0%
Radio One, Cl D*	9,220	32

Total Radio		32

Recreational Centers — 0.1%
Life Time Fitness*	2,605	158
Town Sports International Holdings*	3,700	56

Total Recreational Centers		214

Reinsurance — 1.0%
Allied World Assurance Holdings	850	41
Aspen Insurance Holdings	9,225	252
Berkshire Hathaway, Cl B*	91	402
Endurance Specialty Holdings	1,920	75
Everest Re Group	687	73
Montpelier Re Holdings	13,305	238
PartnerRe	10,650	887
RenaissanceRe Holdings	8,900	519
Validus Holdings*	5,320	138

Total Reinsurance		2,625

REITs-Apartments — 0.4%
AvalonBay Communities	3,496	429
BRE Properties	3,547	194
Camden Property Trust	3,850	240
Equity Residential	5,280	221

Total REITs-Apartments		1,084

REITs-Diversified — 0.4%
CapitalSource	2,820	51
Colonial Properties Trust	3,811	119
Digital Realty Trust	4,138	182
PS Business Parks	1,078	63
Vornado Realty Trust	5,440	608

Total REITs-Diversified		1,023

REITs-Health Care — 0.3%
Health Care	4,354	193
Nationwide Health Properties	7,748	242
Ventas	5,250	225

Total REITs-Health Care		660

REITs-Hotels — 0.3%
DiamondRock Hospitality	10,014	192
FelCor Lodging Trust	5,210	109
Host Hotels & Resorts	19,245	427

9	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

REITs-Hotels - continued

LaSalle Hotel Properties	2,742	$113

Total REITs-Hotels		841

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	371	19

Total REITs-Manufactured Homes		19

REITs-Mortgage — 0.1%
Annaly Capital Management	3,050	52
MFA Mortgage Investments	11,540	99

Total REITs-Mortgage		151

REITs-Office Property — 0.8%
American Financial Realty Trust	10,690	72
BioMed Realty Trust	9,122	218
Boston Properties	7,188	779
Corporate Office Properties Trust SBI MD	2,408	100
Highwoods Properties	5,072	182
Kilroy Realty	3,153	205
SL Green Realty	3,491	421

Total REITs-Office Property		1,977

REITs-Regional Malls — 0.6%
CBL & Associates Properties	3,889	129
General Growth Properties	8,515	463
Simon Property Group	8,092	842
Taubman Centers	3,873	228

Total REITs-Regional Malls		1,662

REITs-Shopping Centers — 0.4%
Acadia Realty Trust	3,690	98
Federal Realty Investment Trust	2,816	248
Kimco Realty	6,254	260
Kite Realty Group Trust	5,048	92
Regency Centers	4,258	304

Total REITs-Shopping Centers		1,002

REITs-Storage — 0.2%
Public Storage	5,208	422

Total REITs-Storage		422

REITs-Warehouse/Industrial — 0.3%
AMB Property	5,476	358
EastGroup Properties	596	28
Prologis	6,117	439

Total REITs-Warehouse/Industrial		825

Rental Auto/Equipment — 0.1%
H&E Equipment Services*	7,840	138

Total Rental Auto/Equipment		138

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch, Cl A	3,110	246
Aeropostale*	1,500	34
AnnTaylor Stores*	3,100	96
Footstar	8,580	43
Kenneth Cole Productions, Cl A	1,870	35
Men's Wearhouse	9,200	389
Description	Shares	Value (000)

Retail-Apparel/Shoe — continued

Syms	6,140	$87

Total Retail-Apparel/Shoe		930

Retail-Automobile — 0.0%
Group 1 Automotive	3,130	97

Total Retail-Automobile		97

Retail-Building Products — 0.1%
Home Depot	5,400	170

Total Retail-Building Products		170

Retail-Computer Equipment — 0.2%
GameStop, Cl A*	10,355	613

Total Retail-Computer Equipment		613

Retail-Consumer Electronics — 0.0%
Best Buy	25	1

Total Retail-Consumer Electronics		1

Retail-Discount — 0.0%
Costco Wholesale	680	46

Total Retail-Discount		46

Retail-Drug Store — 0.6%
CVS Caremark	26,925	1,125
Walgreen	8,360	331

Total Retail-Drug Store		1,456

Retail-Gardening Products — 0.0%
Tractor Supply*	1,100	46

Total Retail-Gardening Products		46

Retail-Jewelry — 0.0%
Movado Group	3,300	99

Total Retail-Jewelry		99

Retail-Office Supplies — 0.1%
Office Depot*	5,500	103
OfficeMax	1,040	33

Total Retail-Office Supplies		136

Retail-Propane Distributors — 0.1%
Star Gas Partners LP*	51,730	237

Total Retail-Propane Distributors		237

Retail-Restaurants — 0.0%
BJ's Restaurants*	1,025	20

Total Retail-Restaurants		20

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	3,880	130
Zumiez*	559	23

Total Retail-Sporting Goods		153

Retirement/Aged Care — 0.0%
Emeritus*	1,900	63

Total Retirement/Aged Care		63

10	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
S&L/Thrifts-Central US — 0.0%
Citizens First Bancorp	1,950	$35
Franklin Bank*	5,000	39

Total S&L/Thrifts-Central US		74

S&L/Thrifts-Eastern US — 0.3%
Brookline Bancorp	11,880	128
Clifton Savings Bancorp	6,450	71
Dime Community Bancshares	6,600	95
Flushing Financial	5,200	88
Investors Bancorp*	6,400	96
KNBT Bancorp	4,250	73
NewAlliance Bancshares	6,050	84
Provident New York Bancorp	8,400	107

Total S&L/Thrifts-Eastern US		742

S&L/Thrifts-Southern US — 0.0%
BankUnited Financial, Cl A	4,750	41

Total S&L/Thrifts-Southern US		41

S&L/Thrifts-Western US — 0.2%
PFF Bancorp	3,550	38
Provident Financial Holdings	2,950	60
Washington Federal	18,025	435

Total S&L/Thrifts-Western US		533

Schools — 0.3%
Capella Education*	1,435	89
ITT Educational Services*	1,955	249
Learning Tree International*	6,380	140
New Oriental Education & Technology Group ADR*	780	70
Strayer Education	540	101

Total Schools		649

Semiconductor Components-Integrated Circuits — 0.7%
Anadigics*	2,705	40
Cirrus Logic*	15,300	94
Cypress Semiconductor*	5,630	206
Emulex*	4,800	104
Integrated Device Technology*	5,900	79
Maxim Integrated Products	44,085	1,195
Powertech Technology GDR	18,956	153

Total Semiconductor Components-Integrated Circuits		1,871

Semiconductor Equipment — 0.3%
Applied Materials	8,700	169
Brooks Automation*	4,040	52
Entegris*	10,280	94
Novellus Systems*	2,180	62
Tessera Technologies*	2,020	77
Ultratech*	1,790	21
Varian Semiconductor Equipment Associates*	4,150	191

Total Semiconductor Equipment		666

Software Tools — 0.1%
VMware, Cl A*	1,690	211

Total Software Tools		211

Description	Shares	Value (000)
Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	2,800	$27

Total Specified Purpose Acquisition		27

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	1,780	21
TMK OAO GDR	1,500	67
TMK OAO GDR 144A	2,200	97
Valmont Industries	1,025	98

Total Steel Pipe & Tube		283

Steel-Producers — 0.1%
Olympic Steel	2,250	59
Severstal GDR*	6,700	160

Total Steel-Producers		219

Steel-Specialty — 0.3%
Allegheny Technologies	7,995	817

Total Steel-Specialty		817

Super-Regional Banks-US — 0.6%
Bank of America	11,887	574
Capital One Financial	9,785	642
Wells Fargo	10,736	365

Total Super-Regional Banks-US		1,581

Telecommunications Equipment — 0.1%
Comtech Telecommunications*	1,800	97
OpNext*	3,383	40
Plantronics	2,440	67
Tollgrade Communications*	5,070	41

Total Telecommunications Equipment		245

Telecommunications Equipment-Fiber Optics — 0.0%
JDS Uniphase*	4,495	69

Total Telecommunications Equipment-Fiber Optics		69

Telecommunications Services — 0.6%
Amdocs*	9,515	327
Cbeyond*	820	32
Embarq	11,900	630
MasTec*	4,110	65
Orbcomm*	5,809	48
RCN	6,640	97
SAVVIS*	1,100	42
Time Warner Telecom, Cl A*	11,335	263

Total Telecommunications Services		1,504

Telephone-Integrated — 0.8%
AT&T	27,449	1,147
General Communication, Cl A*	7,300	86
IDT, Cl B	7,980	64
Level 3 Communications*	5,275	16
Verizon Communications	16,680	768

Total Telephone-Integrated		2,081

Television — 0.0%
Sinclair Broadcast Group, Cl A	4,060	49

Total Television		49

11	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Textile-Home Furnishings — 0.1%
Mohawk Industries*	4,400	$375

Total Textile-Home Furnishings		375

Theaters — 0.0%
National CineMedia	2,093	56

Total Theaters		56

Therapeutics — 0.5%
Gilead Sciences*	21,945	1,014
Medicines*	5,365	103
Theravance*	2,270	57
Warner Chilcott, Cl A*	2,560	47

Total Therapeutics		1,221

Tobacco — 0.8%
Altria Group	11,896	868
Imperial Tobacco Group ADR	8,393	853
UST	6,721	358

Total Tobacco		2,079

Tools-Hand Held — 0.2%
Stanley Works	8,008	461

Total Tools-Hand Held		461

Transactional Software — 0.0%
Innerworkings*	4,298	69
VeriFone Holdings*	590	29

Total Transactional Software		98

Transport-Air Freight — 0.0%
ABX Air*	9,140	58

Total Transport-Air Freight		58

Transport-Equipment & Leasing — 0.2%
Aircastle	3,860	125
GATX	1,080	44
Genesis Lease ADR*	4,860	107
Greenbrier	5,150	137

Total Transport-Equipment & Leasing		413

Transport-Marine — 0.2%
Overseas Shipholding Group	5,300	394
Paragon Shipping, Cl A	1,120	28

Total Transport-Marine		422

Transport-Rail — 0.3%
Burlington Northern Santa Fe	4,715	411
Canadian Pacific Railway	2,600	183
CSX	2,942	132
Union Pacific	599	76

Total Transport-Rail		802

Transport-Services — 0.1%
Expeditors International Washington	3,410	173

Total Transport-Services		173

Description	Shares	Value (000)
Transport-Truck — 0.0%
Forward Air	1,750	$57

Total Transport-Truck		57

Veterinary Diagnostics — 0.1%
VCA Antech*	3,020	139

Total Veterinary Diagnostics		139

Vitamins & Nutrition Products — 0.1%
Herbalife	6,975	308

Total Vitamins & Nutrition Products		308

Water — 0.0%
Consolidated Water	2,800	93

Total Water		93

Web Hosting/Design — 0.2%
Equinix*	3,815	445

Total Web Hosting/Design		445

Web Portals/ISP — 0.8%
Google, Cl A*	2,511	1,775
Sina*	3,785	217
Trizetto Group*	5,000	82

Total Web Portals/ISP		2,074

Wireless Equipment — 0.7%
American Tower, Cl A*	22,420	991
Aruba Networks*	2,924	56
Globecomm Systems*	1,830	28
InterDigital*	7,560	163
Nokia ADR	11,258	447
RF Micro Devices*	34,460	214

Total Wireless Equipment		1,899

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	2,541	55

Total Wound, Burn & Skin Care		55

Total Common Stock (Cost $126,527)		151,943

Foreign Common Stock — 20.2%
Australia — 1.3%
Ausenco	1,608	23
BHP Billiton	24,627	1,072
Caltex Australia	2,545	51
Leighton Holdings	26,025	1,523
Perilya	1,803	6
QBE Insurance Group	4,075	125
Riversdale Mining*	156	1
Sally Malay Mining	13,039	74
Santos	41,901	553
Seven Network	2,749	35

Total Australia		3,463

12	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Austria — 0.3%
Voestalpine	8,148	$736

Total Austria		736

Belgium — 1.0%
Belgacom	200	10
Colruyt	113	24
Delhaize Group	7,987	762
Dexia	7,243	233
InBev	8,544	809
KBC Groep	5,161	725

Total Belgium		2,563

Bermuda — 0.0%
Catlin Group	1,644	17

Total Bermuda		17

Brazil — 0.2%
Banco do Brasil	8,900	161
Localiza Rent A CAR	10,400	123
Porto Seguro	3,700	167

Total Brazil		451

Canada — 0.7%
Biovail	1,800	36
Canadian Imperial Bank of Commerce	3,500	378
Churchill Corp*	600	19
Jean Coutu Group, Cl A	6,700	99
Magna International, Cl A	1,000	95
Methanex	1,500	46
Petro Canada	3,600	208
Rothmans	1,800	47
Sherritt International	5,500	103
Teck Cominco, Cl B	13,200	662

Total Canada		1,693

China — 0.2%
China Life Insurance, Cl H	12,000	80
Harbin Power Equipment, Cl H	68,000	223
Industrial & Commercial Bank of China, Cl H	288,000	275

Total China		578

Denmark — 0.1%
D/S Torm A/S	500	21
Norden	1,650	205
Sanistal A/S, Cl B	280	46
Topdanmark*	325	56

Total Denmark		328

Finland — 0.2%
Outokumpu	12,649	475

Total Finland	475

France — 1.2%
Air France-KLM	6,398	244
BNP Paribas	7,518	833
Cap Gemini	2,836	182
Rallye	548	42
Recylex*	464	18
Societe Generale	8,766	1,481
Description	Shares	Value (000)
France— continued Ubisoft Entertainment*	899	$74
Vivendi	5,101	231

Total France		3,105

Germany — 2.3%
Beiersdorf	1,905	151
Deutsche Lufthansa	46,397	1,370
E.ON	3,960	774
Epcos	2,331	47
Kloeckner	425	22
MAN	6,935	1,240
Salzgitter	4,606	907
ThyssenKrupp	22,422	1,494

Total Germany		6,005

Greece — 0.0%
Intracom Holdings	990	6

Total Greece		6

Hong Kong — 0.8%
China Everbright International	271,000	144
China Infrastructure Machinery Holdings	51,000	113
China Mobile	20,000	414
China Resources Enterprise	42,000	184
CNOOC	98,000	212
Hong Kong Exchanges and Clearing	16,000	534
Hongkong & Shanghai Hotels	39,500	73
Kingdee International Software Group	104,000	78
Modern Beauty Salon Holdings	92,000	45
Regal Hotels International Holdings	222,000	19
Solomon Systech International	43,616	4
Television Broadcasts	6,000	39
Vtech Holdings	3,326	28

Total Hong Kong		1,887

Indonesia — 0.2%
Bank Rakyat Indonesia	175,000	151
Ciputra Development*	962,000	96
PT Astra International	51,000	145

Total Indonesia		392

Italy — 1.3%
Banco di Desio e della Brianza*	1,083	12
Enel	71,429	857
ENI	42,734	1,561
Fiat	26,027	844
Indesit	7,882	140

Total Italy		3,414

Japan — 3.1%
Alpine Electronics Arcs	3,400 5,600	55 84
Brother Industries	5,511	74
Central Japan Railway	57	590
FUJIFILM Holdings	7,300	349
Fujitsu Frontech	1,100	10
Geo	23	55
Glory	1,300	43
Heiwa	1,400	16
IBJ Leasing	1,500	29
JFE Shoji Holdings	12,000	92

13	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Japan — continued

Kawasaki Kisen Kaisha	75	$1
KDDI	24	181
Kyoei Steel	1,300	32
Leopalace21	5,000	160
Makita	7,100	342
Marubeni	93,000	799
Marudai Food	5,000	12
Mitsui OSK Lines	4,600	76
Mitsumi Electric	4,400	203
Nikon	18,000	578
Nintendo	3,000	1,906
Nippon Mining Holdings	61,500	582
Nippon Oil	49,000	434
Nippon Steel	400	3
Nissan Shatai	20,000	161
Saizeriya	900	16
Santen Pharmaceutical	35	1
Seiko Holdings	5,000	27
Shinwa Kaiun Kaisha	8,000	82
Sojitz	23,600	108
Sumikin Bussan	3,000	13
Sumitomo	36,400	634
Taihei Kogyo	6,000	31
Tokyo Dome	5,000	32
Tokyo Electron	27	2
Tokyo Tekko	2,000	9
Toyota Boshoku	11	—
TS Tech	500	27
Victor Company of Japan*	20,000	43
Yamato Kogyo	2,300	108

Total Japan		8,000

Luxembourg — 0.1%
Millicom International Cellular*	2,000	235

Total Luxembourg		235

Malaysia — 0.1%
SP Setia	24,000	57
WCT Engineering	61,000	153

Total Malaysia		210

Mexico — 0.0%
Corp GEO SAB de CV, Ser B*	14,000	52

Total Mexico		52

Netherlands — 2.0%
Aegon	18,996	394
Draka Holding	1,392	61
Heineken	6,680	469
Hunter Douglas	2,113	198
ING Groep	36,460	1,648
Koninklijke Ahold	9,864	149
Nutreco Holding	119	8
OCE	1,468	30
Royal Dutch Shell, Cl A	50,212	2,203
Unilever	708	23
Wavin	2,728	47

Total Netherlands		5,230

New Zealand — 0.1%
Contact Energy	8,411	59
Description	Shares	Value (000)

New Zealand — continued

Fletcher Building	17,666	$162

Total New Zealand		221

Norway — 0.1%
Acta Holding	4,400	18
Cermaq	1,400	21
Norsk Hydro	2,900	43
StatoilHydro	2,500	85

Total Norway		167

Philippines — 0.1%
Ayala	17,200	249
Union Bank of Philippines	54,000	63

Total Philippines		312

Russia — 0.1%
Sberbank	54,000	233

Total Russia		233

Singapore — 0.5%
Jardine Cycle & Carriage	15,000	220
Keppel Corp	50,000	514
Neptune Orient Lines	16,000	57
Singapore Airlines	8,400	115
Singapore Exchange	11,000	121
Singapore Telecommunications	64,600	184
Swiber Holdings*	6,000	15

Total Singapore		1,226

South Africa — 0.3%
Anglo Platinum	870	150
MTN Group	9,500	186
Standard Bank Group	10,900	199
Truworths International	34,200	174

Total South Africa		709

South Korea — 0.3%
Daegu Bank	7,100	126
LG Chem	990	124
Samsung Engineering	1,480	199
SK Energy*	860	198
SSCP	4,650	192

Total South Korea		839

Sweden — 0.7%
Atlas Copco, Cl A	24,200	407
Electrolux, Ser B	13,100	255
JM	2,616	58
Peab Ab	1,000	9
Scania, Cl B	13,800	379
Skandinaviska Enskilda Banken, Cl A	600	18
Volvo, Cl B	32,366	637

Total Sweden		1,763

Switzerland — 0.4%
Compagnie Financiere Richemont, Cl A	277	20
Credit Suisse Group	3,360	227
Geberit	100	13
Swatch Group	464	149

14	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Switzerland — continued

Swiss Life Holding	80	$22
Zurich Financial Services	1,874	566

Total Switzerland		997

Thailand — 0.1%
CP ALL	382,000	115
Home Product Center	139,000	21
Kasikornbank	78,000	207

Total Thailand		343

Turkey — 0.1%
Asya Katilim Bankasi*	12,900	111
BIM Birlesik Magazalar	1,200	99

Total Turkey		210

United Kingdom — 2.3%
Antofagasta	69,910	1,223
AstraZeneca	9,968	491
Barclays	11,605	147
BP	500	7
British Airways*	41,173	383
BT Group	217,388	1,477
CSR*	3,292	44
Dana Petroleum*	1,931	52
Eurocastle Investment	829	26
Halfords Group	1,900	14
HBOS	3,954	72
Imperial Tobacco Group	4,165	211
International Power	1,409	14
Kazakhmys	4,890	150
Marks & Spencer Group	9,333	127
Mondi*	17,685	164
National Express Group	5,800	160
NETeller*	10,959	16
Next	704	33
Petrofac	3,786	41
Reckitt Benckiser Group Plc	582	34
Resolution	31,736	482
Rio Tinto	500	47
Royal Bank of Scotland Group	27,192	294
Royal Dutch Shell, Cl B	3,447	150
SIG	1,600	35
Sportingbet*	10,641	13
Tate & Lyle	1,823	17
THUS Group	12,959	40

Total United Kingdom		5,964

Total Foreign Common Stock (Cost $40,084)		51,824

Foreign Preferred Stock — 0.1%
Germany — 0.1%
Porsche	57	152

Total Foreign Preferred Stock (Cost $43)		152

Investment Company — 0.3%
Index Fund-Mid Cap — 0.1%
iShares Russell Midcap Value Index Fund	900	137

Description	Shares/Face Amount(000)	Value (000)
Total Index Fund-Growth-Small Cap		$137

Index Fund-Growth-Small Cap — 0.1%
iShares Russell 2000 Growth Index Fund	580	52
iShares Russell 2000 Index Fund*	2,460	202

Total Index Fund-Growth-Small Cap		254

Index Fund-Small Cap — 0.1%
iShares S&P SmallCap 600 Value Index Fund	4,500	343

Total Index Fund-Small Cap		343

Total Investment Company (Cost $706)		734

Warrants — 0.5%
Bharat Heavy Electricals 144A, expires 05/12/08*	2,100	140
Bharti Airtel 144A, expires 10/28/08*	7,200	185
Foxconn Technology 144A, expires 08/22/08*	4,700	57
Grasim Industries 144A, expires 05/22/09*	1,300	123
Infosys Technologies 144A, expires 08/21/09*	3,150	148
IVRCL Infrastructures & Projects 144A, expires 11/17/08*	8,700	112
Maruti Suzuki 144A, expires 09/03/12*	5,450	149
Nicholas Piramal 144A, expires 10/26/09*	21,700	167
TXC 144A, expires 01/27/12*	61,000	125
Universal Scientific Industrial 144A, expires 06/04/12*	137,000	104

Total Warrants (Cost $939)		1,310

U.S. Government Agency Obligations — 4.7%
Federal Home Loan Mortgage Corporation 6.500%, 04/01/35	$5	5
6.000%, 08/01/29	9	9
6.000%, 08/01/37 5.899%, 12/01/36 (A)	376 362	379 365
5.875%, 03/21/11	25	26
5.846%, 01/01/37 (A)	541	547
5.784%, 03/01/37 (A)	125	126
5.500%, 09/01/17	11	11
5.500%, 09/01/19	42	42
5.500%, 08/01/20	228	229
5.500%, 02/01/21	205	205
5.500%, 02/01/21	39	39
5.500%, 09/01/21	4	4
5.500%, 11/01/36	56	55
5.500%, 12/01/36 5.500%, 05/01/37	145 630	143 620
5.500%, 04/01/22 5.400%, 03/17/21	111 245	111 248
5.267%, 04/01/37 (A)	325	323
5.000%, 10/16/09	180	181
5.000%, 07/01/21	323	318
5.000%, 11/01/21 5.000%, 05/01/22	59 243	58 239

15	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Face Amount(000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued

Federal Home Loan Mortgage Corporation MTN 5.250%, 02/24/11	$225	$227
Federal Home Loan Mortgage Corporation - Gold 6.500%, 08/01/37	25	25
6.000%, 07/01/37	277	279
Federal National Conventional Loan 6.000%, 02/01/37	295	297
5.500%, 11/01/36	675	665
5.500%, 12/01/36	994	980
Federal National Mortgage Association 6.500%, 03/01/35	118	121
6.500%, 10/01/37 6.250%, 02/01/11	365 275	371 289
6.000%, 01/01/29	84	85
6.000%, 12/15/31	355	359
6.000%, 05/01/33	60	60
6.000%, 12/01/34	34	35
6.000%, 12/01/34	39	40
6.000%, 07/01/36	266	268
6.000%, 08/01/36	51	52
6.000%, 09/01/36	85	86
6.000%, 11/01/36	200	201
6.000%, 11/01/36	302	304
6.000%, 12/01/36	185	187
5.500%, 03/01/20	27	27
5.500%, 04/01/21	122	122
5.500%, 05/01/21	73	73
5.500%, 11/01/21	42	42
5.500%, 12/01/33	134	133
5.500%, 01/01/36	293	289
5.500%, 02/01/36	166	164
5.500%, 03/01/36	242	238
5.500%, 03/01/36	145	143
5.500%, 04/01/36	166	164
5.500%, 11/01/36	477	470
5.125%, 01/02/14	100	101
5.000%, 03/01/20	61	60
5.000%, 05/01/37	148	142

Federal National Mortgage Association TBA 6.500%, 11/15/37	850	870

Total U.S. Government Agency Obligations (Cost $12,153)		12,252

U.S. Treasury Obligations — 5.4%
U.S. Treasury Bonds 7.500%, 11/15/16	50	61
5.375%, 02/15/31	730	791
4.500%, 02/15/36	670	643
U.S. Treasury Notes 4.875%, 08/15/09	60	61
4.750%, 05/15/14	1,010	1,038
4.750%, 08/15/17	3,365	3,440
4.750%, 02/15/37	425	425
4.625%, 11/15/09	705	715
4.625%, 02/29/12	1,200	1,224
4.500%, 11/30/11	715	726
4.500%, 11/15/15	275	277
4.500%, 05/15/17	600	602
4.125%, 08/31/12	2,100	2,099
Description	Face Amount (000)	Value (000)

U.S. TREASURY OBLIGATIONS — continued

3.875%, 07/15/10	$ 1,810	$ 1,809

Total U.S. Treasury Obligations (Cost $13,749)		13,911

Corporate Bonds — 3.3%
Abbott Laboratories 5.600%, 05/15/11	170	174
American General Finance 4.000%, 03/15/11	70	67
Ameriprise Financial 5.350%, 11/15/10	60	60
Amgen 4.000%, 11/18/09	35	34
AOL Time Warner 6.875%, 05/01/12	90	95
Apache 5.250%, 04/15/13	240	240
Astrazenca 5.400%, 09/15/12	385	389
Astrazeneca 6.450%, 09/15/37	35	37
AT&T Wireless 8.750%, 03/01/31	40	52
7.875%, 03/01/11	65	70
Bank of America 5.375%, 08/15/11	180	182
5.375%, 06/15/14	30	30
Bank One 5.900%, 11/15/11	95	97
5.250%, 01/30/13	90	89
Canadian National Railway 5.800%, 06/01/16	100	102
Canadian National Resources 5.700%, 05/15/17	145	144
Canadian Natural Resources 6.700%, 07/15/11	35	37
Caterpillar Financial Services 5.050%, 12/01/10	100	101
Chubb 4.934%, 11/16/07	70	70
Cisco Systems 5.500%, 02/22/16	60	60
5.250%, 02/22/11	145	147
Citigroup 5.100%, 09/29/11	165	165
Columbus Southern Power, Ser C 5.500%, 03/01/13	65	65
Comcast 5.900%, 03/15/16	105	106
5.875%, 02/15/18	30	30
5.300%, 01/15/14	45	44
Conocophillips Canada 5.625%, 10/15/16	100	102
Costco Wholesale 5.500%, 03/15/17	35	34
Covidien 144A 6.000%, 10/15/17	15	15
5.450%, 10/15/12	30	30
CRH America 6.000%, 09/30/16	75	74
DaimlerChrysler 4.750%, 01/15/08	115	115
Deutsche Telekom 8.000%, 06/15/10	170	182

16	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
Diageo Capital 5.750%, 10/23/17	$40	$40
Dominion Resources, Ser A 5.600%, 11/15/16	25	25
Eog Resources 5.875%, 09/15/17	35	36
ERP Operating LP 5.750%, 06/15/17	185	179
5.125%, 03/15/16 Federal Home Loan Bank 5.250%, 11/03/09	95 455	89 458
FedEx 5.500%, 08/15/09	55	55
FPL Group Capital 5.625%, 09/01/11	210	214
General Electric Capital, Ser A MTN 4.375%, 03/03/12	75	73
General Electric Capital, Ser G MTN 5.720%, 08/22/11	100	100
General Mills 5.650%, 09/10/12	215	218
Goldman Sachs 6.750%, 10/01/37	15	15
Hartford Financial Services Group 5.375%, 03/15/17	45	44
Hospira 6.050%, 03/30/17	30	30
HSBC Finance 6.375%, 10/15/11	145	150
International Lease Finance MTN 5.750%, 06/15/11	40	40
5.650%, 06/01/14	170	169
John Deere Capital 5.400%, 10/17/11	55	56
John Deere Capital, Ser D MTN 4.400%, 07/15/09	110	109
Kraft Foods 7.000%, 08/11/37	35	38
6.500%, 08/11/17	55	58
Lehman Brothers Holding 6.200%, 09/26/14	10	10
Marathon Oil 6.600%, 10/01/37	20	21
Masco 6.125%, 10/03/16	25	25
Metlife 5.375%, 12/15/12	50	50
5.000%, 06/15/15	85	81
Midamerican Energy Holdings 5.875%, 10/01/12	200	205
Morgan Stanley 4.000%, 01/15/10	85	83
Nextel Communications, Ser E 6.875%, 10/31/13	105	105
Pepsico 5.150%, 05/15/12	60	61
PNC Funding 4.200%, 03/10/08	45	45
Prologis Trust 7.100%, 04/15/08	30	30
Prudential Financial, Ser B MTN 5.100%, 09/20/14	45	43
Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
PSE&G Power 7.750%, 04/15/11	$85	$91
6.950%, 06/01/12	55	59
PSI Energy 6.050%, 06/15/16	40	41
SBC Communications 5.625%, 06/15/16	45	45
5.100%, 09/15/14	125	123
Schering-Plough 6.750%, 12/01/33	45	48
5.550%, 12/01/13	115	115
Shell International 5.625%, 06/27/11	100	103
Simon Property Group 5.750%, 12/01/15	35	34
Southern Power, Ser B 6.250%, 07/15/12	55	57
Starbucks 6.250%, 08/15/17	250	255
Telecom Italia Capital 4.000%, 11/15/08	180	178
Time Warner Cable 144A 5.850%, 05/01/17	55	55
Tyco Electronics 144A 6.550%, 10/01/17	40	41
Union Pacific 3.875%, 02/15/09	190	187
Virginia Electric Power, Ser A 6.000%, 05/15/37	30	29
Wachovia MTN 5.700%, 08/01/13	135	136
Wal-mart Stores 4.550%, 05/01/13	50	49
Washington Mutual Financial 6.875%, 05/15/11	40	42
Weatherford International 144A 6.350%, 06/15/17	275	282
5.950%, 06/15/12	45	46
Weyerhaeuser 5.950%, 11/01/08	15	15
Willis North America 6.200%, 03/28/17	30	30
Wyeth 5.500%, 02/01/14	70	70
Xcel Energy 144A 5.613%, 04/01/17	173	170

Total Corporate Bonds (Cost $8,466)		8,495

Mortgage Related — 2.0%
Banc of America Mortgage CMO, Ser 2004-8, Cl 3A1 5.250%, 10/25/19	430	424
Banc of America Mortgage CMO, Ser 2005-D, Cl 2A4(A) 4.780%, 05/25/35	210	209
Bear Stearns CMBS, Ser 2004-PWR5, Cl A4 4.831%, 07/11/42	155	151
Bear Stearns CMBS, Ser 2005-T20, Cl A2(A) 5.127%, 10/12/42	175	175

17	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

Description	Face Amount (000)	Value (000)
Mortgage related — continued
Bear Stearns CMBS, Ser 2006-PW13, Cl A4 5.540%, 09/11/41	$285	$284
Bear Stearns CMBS, Ser 2006-T22, Cl A2(A) 5.465%, 04/12/38	355	358
Chase Issuance Trust CMBS, 2007-A15 A, 4.960%, 09/17/12	280	280
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 2A2(A) 6.069%, 09/25/36	390	396
Chase Mortgage Finance CMO, Ser 2006-A1, Cl 4A1(A) 6.045%, 09/25/36	202	203
Chase Mortgage Finance CMO, Ser 2007-A1, Cl 12A2 5.939%, 03/25/37	480	480
Citicorp Mortgage Securities CMO, 2006-3 2A1 5.500%, 06/25/21	344	342
Citigroup CMO, Ser 2004-C2, Cl A3 4.380%, 10/15/41	260	253
Countrywide Home Loans CMBS, Ser 2007-18, Cl 1A1 6.000%, 09/01/37	367	365
JP Morgan Chase CMBS, Ser 2004-CBX, Cl A4 4.529%, 01/12/37	140	137
JP Morgan Chase CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	143	141
Prime Mortgage Trust CMO, Ser 2005-2, Cl 1A3 5.250%, 07/25/20	394	389
Wells Fargo CMO, Ser 2006-11, Cl A8 6.000%, 09/25/36	256	253
Wells Fargo Mortgage Backed CMO Securities, 2007-7 A1 6.000%, 06/25/37	354	351

Total Mortgage Related (Cost $5,181)		5,191

Foreign Bonds — 0.7%
Bundesrepublik, Ser 03 (EUR) 4.750%, 07/04/34	55	82
Bundesrepublik, Ser 02 (EUR) 5.000%, 07/04/12	60	90
Bundesrepublik, Ser 04 (EUR) 3.750%, 01/04/15	63	89
Bundesrepublik, Ser 05 (EUR) 3.500%, 01/04/16	70	97
Canada (CAD) 5.750%, 06/01/33	70	90
5.250%, 06/01/13	86	96
Citigroup, Ser INTL (JPY) 2.400%, 10/31/25	5,000	41
Development Bank of Japan (JPY) 1.750%, 03/17/17	20,000	174
Netherlands Government (EUR) 4.250%, 07/15/13	60	87

Description	Face Amount (0000/Shares	Value (000)
Foreign Bonds — continued
Nykredit (DKK) 4.000%, 01/01/08	$1,500	$291
Swedish Goverment (SEK) 3.952%, 12/01/15	700	140
Swedish Government (SEK) 4.500%, 08/12/15	900	144
United Kingdom Gilt (GBP) 4.000%, 09/07/16	170	330

Total Foreign Bonds (Cost $1,595)		1,751

Money Market Fund — 4.0%
Evergreen Select Money Market Fund, Institutional Class, 5.060% (B)	10,232,597	10,233

Total Money Market Fund (Cost $10,233)		10,233

Total Investments 100.0% (Cost $219,676) †		257,796

Other Assets and Liabilities, Net (0.0%)		(17)

Total Net Assets 100.0%		$257,779

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2007, the value of these securities amounted to $2,549(000), representing 1.0% of the net assets of the Fund.

(A) Variable rate security — the rate reported represents the rate as of October 31, 2007.
(B) The rate reported on the Schedule of Investments represents the 7-day effective yield as of October 31, 2007.
ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
CMBS — Commercial Mortgage-Backed Security
CMO — Collateralized Mortgage Obligation
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
GDR — Global Depository Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
JPY — Japanese Yen
LP — Limited Partnership
MTN — Medium Term Note
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
SEK — Swedish Krona
Ser — Series
TBA — Security trades under delayed delivery commitments settling after October 31, 2007. Income on this security will not be earned until the settlement date.
Cost figures are shown with "000's" omitted.

Amounts designated as “—“ are either $0 or have been rounded to $0.

18	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

† At October 31, 2007, the tax basis cost of the Fund’s investments was $219,675,784 and the unrealized appreciation and depreciation were $42,622,991 and $(4,502,320) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

19	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio

October 31, 2007(Unaudited)

As of October 31, 2007, the Fund had the following forward foreign currency contracts outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
12/11/2007	EUR	(94,624)	AUD	158,952	$10,495
12/11/2007	GBP	(90,533)	AUD	223,859	19,994
12/11/2007	JPY	(11,762,220)	AUD	127,435	15,900
12/11/2007	USD	(133,802)	AUD	148,966	4,580
12/11/2007	USD	(110,023)	CAD	116,845	13,820
12/11/2007	EUR	(40,000)	CHF	65,271	(1,461)
12/11/2007	USD	(169,935)	DKK	924,446	9,847
12/11/2007	AUD	(235,915)	EUR	140,000	(16,215)
12/11/2007	CAD	(118,536)	EUR	81,982	(6,799)
12/11/2007	DKK	(1,212,096)	EUR	162,822	296
12/11/2007	GBP	(583,923)	EUR	847,294	15,889
12/11/2007	JPY	(27,357,000)	EUR	170,000	8,072
12/11/2007	USD	(5,356,174)	EUR	3,905,382	304,886
12/11/2007	EUR	(300,295)	GBP	210,000	697
12/11/2007	USD	(544,051)	GBP	270,672	17,903
12/11/2007	EUR	(1,537,886)	JPY	238,901,221	(147,784)
12/11/2007	USD	(708,651)	JPY	80,579,285	(6,592)
12/11/2007	EUR	(110,902)	NOK	884,818	4,120
12/11/2007	USD	(156,770)	NOK	880,142	7,237
12/11/2007	EUR	(59,478)	SEK	557,412	1,632
12/11/2007	NOK	(300,000)	SEK	354,800	15
12/11/2007	USD	(171,380)	SEK	1,108,265	3,285
12/11/2007	AUD	(38,303)	USD	31,294	(4,288)
12/11/2007	CAD	(200,000)	USD	205,182	(6,798)
12/11/2007	EUR	(28,357)	USD	40,000	(1,105)
12/11/2007	JPY	(21,999,815)	USD	190,000	(1,677)
12/11/2007	SEK	(1,747,301)	USD	255,080	(20,297)

					$225,652

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
USD — U.S. Dollar

20	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 72.0%
Advanced Materials/Products — 0.1%
Hexcel*	6,800	$170

Total Advanced Materials/Products		170

Advertising Sales — 0.1%
Focus Media Holding ADR*	2,880	179

Total Advertising Sales		179

Advertising Services — 0.1%
inVentiv Health*	2,950	125

Total Advertising Services		125

Aerospace/Defense — 1.2%
Aerovironment*	2,510	65
Boeing	12,069	1,190
Rockwell Collins	12,960	969
Teledyne Technologies*	1,490	78

Total Aerospace/Defense		2,302

Aerospace/Defense-Equipment — 0.4%
AAR*	1,475	47
Alliant Techsystems*	2,850	315
BE Aerospace*	6,064	301
DRS Technologies	1,846	106
Goodrich	410	29

Total Aerospace/Defense-Equipment		798

Agricultural Biotech — 0.0%
Origin Agritech Limited*	1,740	16

Total Agricultural Biotech		16

Agricultural Chemicals — 1.3%
Agrium	3,300	210
CF Industries Holdings	1,930	169
Monsanto	16,244	1,586
Potash Corp of Saskatchewan	4,200	516

Total Agricultural Chemicals		2,481

Agricultural Operations — 0.2%
Archer-Daniels-Midland	9,312	333
Tejon Ranch*	740	30

Total Agricultural Operations		363

Airlines — 0.1%
AMR*	6,400	154
Delta Air Lines*	1,590	33
Southwest Airlines	1	—
UAL*	475	23
US Airways Group*	1,250	34

Total Airlines		244

Apparel Manufacturers — 0.1%
Gymboree*	1,310	45
Polo Ralph Lauren	2,607	179

Total Apparel Manufacturers		224

Applications Software — 0.7%
Citrix Systems*	895	38
Description	Shares	Value (000)
Applications Software — continued
Intuit*	1,915	$62
Microsoft	29,197	1,075
Nuance Communications*	2,395	53
Red Hat*	2,610	56

Total Applications Software		1,284

Audio/Video Products — 0.0%
DTS*	1,537	44

Total Audio/Video Products		44

Auto-Cars/Light Trucks — 0.2%
Ford Motor*	29,507	262
General Motors	1,468	57

Total Auto-Cars/Light Trucks		319

Auto-Medium & Heavy Duty Trucks — 0.0%
Force Protection*	1,780	32

Total Auto-Medium & Heavy Duty Trucks		32

Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	1,249	25

Total Auto/Truck Parts & Equipment-Original		25

Batteries/Battery Systems — 0.0%
EnerSys*	3,000	54

Total Batteries/Battery Systems		54

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	2,790	173
Coca-Cola Bottling	1,090	64

Total Beverages-Non-Alcoholic		237

Brewery — 0.2%
Cia Cervecerias Unidas ADR	2,900	122
Molson Coors Brewing, Cl B	5,800	332

Total Brewery		454

Broadcast Services/Programming — 0.0%
Clear Channel Communications	122	5

Total Broadcast Services/Programming		5

Building & Construction-Miscellaneous — 0.1%
Orascom Construction GDR	1,090	201

Total Building & Construction-Miscellaneous		201

Building Products-Air & Heating — 0.1%
AAON	6,150	112

Total Building Products-Air & Heating		112

Building-Heavy Construction — 0.0%
Washington Group International*	960	93

Total Building-Heavy Construction		93

Cable TV — 0.4%
Comcast, Cl A*	2,334	49

1	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Cable TV — continued
Comcast, Special Cl A*	18,165	$379
DIRECTV Group*	11,416	303

Total Cable TV		731

Casino Hotels — 0.5%
Harrah's Entertainment	35	3
MGM Mirage*	10,135	929

Total Casino Hotels		932

Casino Services — 0.1%
International Game Technology	3,190	139

Total Casino Services		139

Cellular Telecommunications — 1.0%
Alltel	148	11
America Movil, Ser L ADR	2,800	183
Millicom International Cellular*	1,800	211
NII Holdings*	19,233	1,115
Tim Participacoes ADR	3,100	144
Turkcell Iletisim Hizmet ADR	6,500	156
Vimpel-Communications ADR	3,950	131

Total Cellular Telecommunications		1,951

Chemicals-Diversified — 0.7%
Celanese, Ser A	9,500	399
E.I. Du Pont de Nemours	14,190	702
Lyondell Chemical	1,305	62
Olin	1,195	27
Rohm & Haas	2,192	114

Total Chemicals-Diversified		1,304

Chemicals-Specialty — 0.3%
Chemtura	1,570	15
Hercules Offshore	2,570	48
Lubrizol	4,800	326
Terra Industries*	6,650	245

Total Chemicals-Specialty		634

Coal — 0.3%
Alpha Natural Resources*	1,390	38
Arch Coal	1,325	55
Consol Energy	3,500	198
Massey Energy	2,470	78
Peabody Energy	2,210	123
Walter Industries	1,830	56

Total Coal		548

Commercial Banks Non-US — 0.1%
Banco Itau Holding Financeira ADR	6,300	180

Total Commercial Banks Non-US		180

Commercial Banks-Central US — 0.3%
Bank Mutual	9,350	104
First Busey	5,700	118
First Midwest Bancorp	1,500	51
Heartland Financial USA	2,150	43
Irwin Financial	7,310	70
MB Financial	4,900	163
Description	Shares	Value (000)
Commercial Banks-Central US — continued
Old Second Bancorp	2,900	$82

Total Commercial Banks-Central US		631

Commercial Banks-Eastern US — 0.0%
Independent Bank	2,400	71

Total Commercial Banks-Eastern US		71

Commercial Banks-Western US — 0.2%
AmericanWest Bancorp	2,700	52
Centennial Bank Holdings*	16,400	90
Glacier Bancorp	3,150	64
Imperial Capital Bancorp	2,550	55
Silver State Bancorp*	3,250	58
Sterling Financial	2,500	56

Total Commercial Banks-Western US		375

Commercial Services — 0.2%
Alliance Data Systems*	460	37
Arbitron	1,570	80
ExlService Holdings*	2,691	73
PHH*	1,260	28
Steiner Leisure*	2,100	94

Total Commercial Services		312

Commercial Services-Finance — 0.1%
Wright Express*	4,380	170

Total Commercial Services-Finance		170

Communications Software — 0.1%
Avid Technology*	2,470	73
DivX*	3,760	47

Total Communications Software		120

Computer Aided Design — 0.1%
Ansys*	3,170	123
Parametric Technology*	4,650	89

Total Computer Aided Design		212

Computer Services — 0.0%
Syntel	982	42

Total Computer Services		42

Computer Software — 0.1%
Double-Take Software*	3,823	91
Omniture*	1,210	41

Total Computer Software		132

Computers — 2.7%
Apple*	11,800	2,241
Dell*	4,790	147
Hewlett-Packard	26,070	1,347
International Business Machines	3,215	373
Research In Motion*	9,435	1,175
Sun Microsystems*	3,160	18

Total Computers		5,301

2	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Computers-Integrated Systems — 0.1%
NCI, Cl A*	3,580	$68
Radisys*	3,250	44
Riverbed Technology*	1,267	43

Total Computers-Integrated Systems		155

Computers-Memory Devices — 0.8%
EMC Corp/Massachusetts*	50,430	1,280
Network Appliance*	480	15
Silicon Storage Technology*	7,100	24
Western Digital*	5,200	135
Xyratex*	3,300	56

Total Computers-Memory Devices		1,510

Computers-Peripheral Equipment — 0.1%
Electronics for Imaging*	4,360	99

Total Computers-Peripheral Equipment		99

Consulting Services — 0.3%
Advisory Board*	1,285	82
FTI Consulting*	4,688	255
Huron Consulting Group*	481	34
LECG*	3,790	66
MAXIMUS	1,850	89
Watson Wyatt Worldwide, Cl A	1,300	62

Total Consulting Services		588

Containers-Metal/Glass — 0.4%
Crown Holdings*	8,900	221
Owens-Illinois*	12,700	564

Total Containers-Metal/Glass		785

Containers-Paper/Plastic — 0.0%
Sealed Air	1,800	45
Sonoco Products	1,130	35

Total Containers-Paper/Plastic		80

Cosmetics & Toiletries — 0.0%
Procter & Gamble	205	14

Total Cosmetics & Toiletries		14

Cruise Lines — 0.3%
Carnival	12,583	604

Total Cruise Lines		604

Data Processing/Management — 0.2%
Automatic Data Processing	4,050	201
Commvault Systems*	1,923	39
Fair Isaac	340	13
Fiserv*	940	52

Total Data Processing/Management		305

Dental Supplies & Equipment — 0.2%
Dentsply International	8,805	365
Patterson*	885	35
Sirona Dental Systems*	2,600	87

Total Dental Supplies & Equipment		487

Description	Shares	Value (000)
Diagnostic Equipment — 0.1%
Gen-Probe*	1,390	$97
Hansen Medical*	1,046	41

Total Diagnostic Equipment		138

Diagnostic Kits — 0.1%
Inverness Medical Innovations*	2,400	144

Total Diagnostic Kits		144

Dialysis Centers — 0.0%
DaVita*	400	26
Dialysis Corp of America*	6,150	57

Total Dialysis Centers		83

Direct Marketing — 0.0%
Valuevision Media, Cl A*	9,980	52

Total Direct Marketing		52

Distribution/Wholesale — 0.1%
LKQ*	2,830	109
Owens & Minor	2,300	93

Total Distribution/Wholesale		202

Diversified Manufacturing Operations — 1.8%
3M	6,450	557
Dover	8,080	372
General Electric	20,385	839
Honeywell International	13,117	792
Illinois Tool Works	13,046	747
Textron	3,000	208

Total Diversified Manufacturing Operations		3,515

Diversified Minerals — 0.3%
Cia Vale do Rio Doce ADR	10,300	388
Oglebay Norton*	6,100	219

Total Diversified Minerals		607

Diversified Operations — 0.0%
Resource America, Cl A	2,250	35

Total Diversified Operations		35

Drug Delivery Systems — 0.1%
Hospira*	2,500	103

Total Drug Delivery Systems		103

E-Commerce/Products — 0.1%
B2W Global Do Varejo GDR 144A	1,050	113
Blue Nile*	250	20

Total E-Commerce/Products		133

E-Commerce/Services — 0.2%
Ctrip.com International ADR	1,680	95
Expedia*	1,413	46
Liberty Media - Interactive, Cl A*	3,825	81
priceline.com*	970	90

Total E-Commerce/Services		312

3	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
E-Marketing/Information — 0.0%
Constant Contact*	1,004	$25

Total E-Marketing/Information		25

E-Services/Consulting — 0.1%
GSI Commerce*	6,409	183
Perficient*	3,851	72

Total E-Services/Consulting		255

Educational Software — 0.1%
Blackboard*	955	48
SkillSoft ADR*	9,600	86

Total Educational Software		134

Electric Products-Miscellaneous — 0.2%
Emerson Electric	8,548	447

Total Electric Products-Miscellaneous		447

Electric-Integrated — 1.6%
Allegheny Energy	877	53
Centerpoint Energy	25,300	424
Dominion Resources	5,100	467
DTE Energy	6,800	337
Duke Energy	17,644	338
Edison International	4,937	287
Entergy	6,001	719
Otter Tail	2,900	101
Pike Electric*	4,700	93
PPL	5,600	290

Total Electric-Integrated		3,109

Electronic Components-Miscellaneous — 0.3%
AU Optronics ADR	4,700	102
Celestica*	13,000	88
Flextronics International*	2,610	32
Hon Hai Precision GDR 144A	10,200	155
HON HAI Precision Industry GDR*	1,500	23
Tyco Electronics	2,569	92

Total Electronic Components-Miscellaneous		492

Electronic Components-Semiconductors — 1.1%
Bookham*	7,260	22
DSP Group*	8,775	138
Fairchild Semiconductor International*	1,520	28
Ikanos Communications*	12,260	81
Intersil, Cl A	3,150	96
Micron Technology*	2,430	25
Microsemi*	4,050	108
Nvidia*	28,455	1,007
QLogic*	8,145	126
Samsung Electronics GDR 144A	430	132
Semtech*	1,335	23
Silicon Laboratories*	460	20
SiRF Technology Holdings*	3,020	90
Texas Instruments	2,916	95
Zoran*	2,750	70

Total Electronic Components-Semiconductors		2,061

Electronic Design Automation — 0.1%
Comtech Group*	3,865	83
Magma Design Automation*	3,290	49
Description	Shares	Value (000)

Electronic Design Automation — continued

Synplicity*	12,730	$80

Total Electronic Design Automation		212

Electronic Forms — 0.4%
Adobe Systems*	16,865	808

Total Electronic Forms		808

Electronic Measuring Instruments — 0.2%
Agilent Technologies*	7,400	273
Itron*	726	78

Total Electronic Measuring Instruments		351

Electronic Parts Distribution — 0.1%
Arrow Electronics*	6,500	260

Total Electronic Parts Distribution		260

Electronic Security Devices — 0.0%
Taser International*	3,410	57

Total Electronic Security Devices		57

Electronics-Military — 0.2%
EDO	920	53
L-3 Communications Holdings	2,900	318

Total Electronics-Military		371

Energy-Alternate Sources — 0.5%
Covanta Holding*	8,700	236
Sunpower, Cl A*	6,290	795

Total Energy-Alternate Sources		1,031

Engineering/R&D Services — 0.8%
Fluor	3,919	619
McDermott International*	13,560	828
Shaw Group*	1,800	134

Total Engineering/R&D Services		1,581

Engines-Internal Combustion — 0.5%
Cummins	8,355	1,002

Total Engines-Internal Combustion		1,002

Enterprise Software/Services — 0.9%
BMC Software*	15,000	508
Informatica*	4,900	84
Novell*	5,320	40
Open Text*	1,650	51
Oracle*	28,655	635
PROS Holdings*	2,730	49
Sybase*	12,200	349
Taleo, Cl A*	1,792	50
Ultimate Software Group*	1,615	56

Total Enterprise Software/Services		1,822

Entertainment Software — 0.1%
Activision*	9,182	217

Total Entertainment Software		217

4	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Environmental Consulting & Engineering — 0.1%
Tetra Tech*	6,800	$159

Total Environmental Consulting & Engineering		159

Fiduciary Banks — 0.7%
Bank of New York Mellon	14,162	692
Northern Trust	5,000	376
State Street	2,620	209

Total Fiduciary Banks		1,277

Filtration/Separation Products — 0.2%
Clarcor	4,800	175
Pall	5,400	216

Total Filtration/Separation Products		391

Finance-Commercial — 0.0%
CIT Group	320	11

Total Finance-Commercial		11

Finance-Consumer Loans — 0.4%
First Marblehead	1,035	40
Nelnet, Cl A	3,840	71
SLM	13,056	616

Total Finance-Consumer Loans		727

Finance-Credit Card — 0.3%
American Express	8,500	518
Discover Financial Services*	1,170	23

Total Finance-Credit Card		541

Finance-Investment Banker/Broker — 1.2%
Bear Stearns	3,300	375
Charles Schwab	14,981	348
Citigroup	14,114	591
Cowen Group*	5,500	67
Greenhill	475	35
Interactive Brokers Group, Cl A*	1,580	46
JPMorgan Chase	18,538	871
KBW*	1,700	51
MF Global*	940	28
Piper Jaffray*	380	20

Total Finance-Investment Banker/Broker		2,432

Finance-Mortgage Loan/Banker — 0.2%
Freddie Mac	7,312	382

Total Finance-Mortgage Loan/Banker		382

Finance-Other Services — 0.3%
Asset Acceptance Capital	8,700	94
eSpeed, Cl A*	2,460	25
FCStone Group*	1,379	49
GFI Group*	595	51
IntercontinentalExchange*	1,260	225
Nasdaq Stock Market*	4,100	191

Total Finance-Other Services		635

Financial Guarantee Insurance — 0.0%
AMBAC Financial Group	1,820	67

Total Financial Guarantee Insurance		67

Description	Shares	Value (000)
Food-Dairy Products — 0.1%
Dean Foods	3,500	$97
Wimm-Bill-Dann Foods ADR	1,010	121

Total Food-Dairy Products		218

Food-Meat Products — 0.1%
Tyson Foods, Cl A	8,449	134

Total Food-Meat Products		134

Food-Miscellaneous/Diversified — 0.4%
Kraft Foods, Cl A	9,540	319
Sara Lee	27,100	448

Total Food-Miscellaneous/Diversified		767

Food-Retail — 0.1%
Great Atlantic & Pacific Tea	3,500	113
X5 Retail Group GDR*	3,050	111

Total Food-Retail		224

Food-Wholesale/Distribution — 0.0%
United Natural Foods*	1,770	51

Total Food-Wholesale/Distribution		51

Forestry — 0.1%
Plum Creek Timber	6,100	273

Total Forestry		273

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment*	2,246	66

Total Gambling (Non-Hotel)		66

Gas-Distribution — 0.0%
WGL Holdings	970	33

Total Gas-Distribution		33

Hazardous Waste Disposal — 0.1%
Stericycle*	3,730	218

Total Hazardous Waste Disposal		218

Health Care Cost Containment — 0.2%
McKesson	6,592	436

Total Health Care Cost Containment		436

Hospital Beds/Equipment — 0.1%
Kinetic Concepts*	4,600	276

Total Hospital Beds/Equipment		276

Hotels & Motels — 0.1%
Lodgian*	1,990	24
Marriott International, Cl A	729	30
Morgans Hotel Group*	1,530	35
Wyndham Worldwide	1,430	47

Total Hotels & Motels		136

Human Resources — 0.5%
Cross Country Healthcare*	2,080	33
Hewitt Associates, Cl A*	14,680	518
Hudson Highland Group*	3,000	34
Kenexa*	1,300	38

5	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Human Resources — continued

Manpower	2,750	$206
Monster Worldwide*	2,250	91

Total Human Resources		920

Import/Export — 0.0%
Castle Brands*	2,416	7

Total Import/Export		7

Independent Power Producer — 0.0%
Calpine*	6,150	9
Mirant*	1,280	54
Reliant Energy*	645	18

Total Independent Power Producer		81

Industrial Automation/Robot — 0.2%
Cognex	1,825	33
Intermec*	5,800	147
iRobot*	2,150	39
Rockwell Automation	3,800	262

Total Industrial Automation/Robot		481

Industrial Gases — 0.6%
Praxair	14,775	1,263

Total Industrial Gases		1,263

Instruments-Scientific — 0.2%
PerkinElmer	17,300	476

Total Instruments-Scientific		476

Insurance Brokers — 0.0%
eHealth*	2,355	66

Total Insurance Brokers		66

Internet Application Software — 0.2%
CryptoLogic	3,230	63
DealerTrack Holdings*	2,648	130
Interwoven*	5,700	81
Vocus*	754	27

Total Internet Application Software		301

Internet Connective Services — 0.0%
Internap Network Services*	3,400	57

Total Internet Connective Services		57

Internet Content – Information/News — 0.1%
Baidu.com ADR*	430	164

Total Internet Content – Information/News		164

Internet Financial Services — 0.1%
Authorize.Net Holdings*	6,539	153

Total Internet Financial Services		153

Internet Infrastructure Software — 0.1%
F5 Networks*	4,030	145

Total Internet Infrastructure Software		145

Description	Shares	Value (000)
Internet Security — 0.1%
Symantec*	8,210	$154

Total Internet Security		154

Investment Companies — 0.0%
KKR Financial Holdings	1,125	18

Total Investment Companies		18

Investment Management/Advisory Services — 0.4%
Affiliated Managers Group*	825	108
T Rowe Price Group	10,195	655

Total Investment Management/Advisory Services		763

Lasers-Systems/Components — 0.1%
Electro Scientific Industries*	2,250	49
Newport*	4,700	64

Total Lasers-Systems/Components		113

Life/Health Insurance — 0.3%
Cigna	10,691	561

Total Life/Health Insurance		561

Linen Supply & Related Items — 0.0%
Cintas	1,215	44

Total Linen Supply & Related Items		44

Machine Tools & Related Products — 0.2%
Kennametal	3,700	337

Total Machine Tools & Related Products		337

Machinery-Construction & Mining — 0.2%
Bucyrus International, Cl A	800	66
Terex*	4,188	311

Total Machinery-Construction & Mining		377

Machinery-Electrical — 0.1%
Baldor Electric	2,950	119
Franklin Electric	3,100	135

Total Machinery-Electrical		254

Machinery-Farm — 0.4%
Deere	4,430	686

Total Machinery-Farm		686

Machinery-General Industry — 0.2%
Manitowoc	4,600	226
Wabtec	3,700	139

Total Machinery-General Industry		365

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	500	20

Total Machinery-Print Trade		20

Marine Services — 0.0%
Aegean Marine Petroleum Network	920	38

Total Marine Services		38

6	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Medical Imaging Systems — 0.0%
IRIS International*	1,708	$31

Total Medical Imaging Systems		31

Medical Information Systems — 0.3%
Cerner*	11,255	670

Total Medical Information Systems		670

Medical Instruments — 0.5%
Abaxis*	1,088	32
Conceptus*	4,541	100
Intuitive Surgical*	2,020	660
Natus Medical*	6,240	113
Trans1*	942	23

Total Medical Instruments		928

Medical Labs & Testing Services — 0.2%
Covance*	1,120	93
Laboratory Corp of America Holdings*	3,000	206
MDS*	880	20
Quest Diagnostics	440	23

Total Medical Labs & Testing Services		342

Medical Laser Systems — 0.0%
Cynosure, Cl A*	1,370	52

Total Medical Laser Systems		52

Medical Products — 0.7%
Baxter International	11,608	697
Covidien	2,635	110
Henry Schein*	3,650	219
Orthofix International*	1,460	79
PSS World Medical*	6,800	137
Syneron Medical*	1,830	33
Vital Signs	1,500	79

Total Medical Products		1,354

Medical-Biomedical/Genetic — 0.4%
Alexion Pharmaceuticals*	1,066	82
AMAG Pharmaceuticals*	600	39
Cambrex	1,350	15
Celgene*	2,800	185
Illumina*	690	39
Integra LifeSciences Holdings*	2,650	128
Invitrogen*	445	40
Keryx Biopharmaceuticals*	3,840	40
Lifecell*	1,955	86
Martek Biosciences*	2,110	65

Total Medical-Biomedical/Genetic		719

Medical-Drugs — 2.0%
Angiotech Pharmaceuticals*	17,255	82
Aspreva Pharmaceuticals*	2,230	57
Axcan Pharma*	4,510	92
Bristol-Myers Squibb	19,259	577
Forest Laboratories*	980	38
Indevus Pharmaceuticals*	4,935	38
Medicis Pharmaceutical, Cl A	970	29
Pfizer	45,498	1,120
Schering-Plough	35,766	1,092
Valeant Pharmaceuticals *	2,640	38
Description	Shares	Value (000)

Medical-Drugs—continued

Wyeth	15,196	$739

Total Medical-Drugs		3,902

Medical-Generic Drugs — 0.0%
Barr Pharmaceuticals*	350	20
Perrigo	1,680	40

Total Medical-Generic Drugs		60

Medical-HMO — 0.4%
Magellan Health Services*	760	32
WellPoint*	9,856	781

Total Medical-HMO		813

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	5,300	258

Total Medical-Hospitals		258

Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Cl A*	7,200	63
Skilled Healthcare Group, Cl A*	2,510	41

Total Medical-Nursing Homes		104

Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings*	2,445	85

Total Medical-Outpatient/Home Medical		85

Medical-Wholesale Drug Distributors — 0.2%
AmerisourceBergen	10,332	487

Total Medical-Wholesale Drug Distributors		487

Metal Processors & Fabricators — 0.7%
CIRCOR International	2,800	141
Commercial Metals	4,100	129
Haynes International*	3,052	267
Ladish*	3,905	179
Precision Castparts	2,130	319
Sterlite Industries ADR*	13,210	343

Total Metal Processors & Fabricators		1,378

Metal Products-Distributors — 0.1%
AM Castle	4,300	129

Total Metal Products-Distributors		129

Metal-Aluminum — 0.2%
Alcoa	8,622	341

Total Metal-Aluminum		341

Metal-Copper — 0.0%
Taseko Mines*	14,600	85

Total Metal-Copper		85

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold	2,242	264

Total Metal-Diversified		264

7	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Miscellaneous Manufacturing — 0.1%
Trimas*	7,220	$116

Total Miscellaneous Manufacturing		116

Motion Pictures & Services — 0.0%
Macrovision*	2,390	57

Total Motion Pictures & Services		57

Multi-Line Insurance — 1.3%
Allstate	7,525	394
American International Group	9,900	625
Cincinnati Financial	5,900	235
Hartford Financial Services Group	4,090	397
Loews	8,339	409
XL Capital, Cl A	8,023	577

Total Multi-Line Insurance		2,637

Multimedia — 0.0%
EW Scripps, Cl A	420	19
Gemstar-TV Guide International*	7,230	50

Total Multimedia		69

Networking Products — 1.0%
Anixter International*	2,200	158
Atheros Communications*	830	29
Cisco Systems*	47,150	1,559
Extreme Networks*	8,690	38
Foundry Networks*	790	17
Juniper Networks*	5,250	189
Switch & Data Facilities*	2,367	46

Total Networking Products		2,036

Non-Ferrous Metals — 0.3%
Cameco	13,645	669

Total Non-Ferrous Metals		669

Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries*	16,905	214
Waste Management	7,650	278

Total Non-Hazardous Waste Disposal		492

Office Automation & Equipment — 0.1%
Pitney Bowes	5,385	216

Total Office Automation & Equipment		216

Oil & Gas Drilling — 0.2%
Atlas America	3,075	177
Diamond Offshore Drilling	1,510	171
Rowan	720	28

Total Oil & Gas Drilling		376

Oil Companies-Exploration & Production — 1.9%
Arena Resources*	1,660	61
ATP Oil & Gas*	1,230	71
Cabot Oil & Gas	3,200	127
Denbury Resources*	1,810	102
EnCana	4,420	308
Forest Oil*	2,700	131
Gazprom OAO ADR	3,200	160
Goodrich Petroleum*	2,300	76
Description	Shares	Value (000)

Oil Companies-Exploration & Production — continued

Harvest Natural Resources*	8,690	$120
Murphy Oil	1,800	132
Newfield Exploration*	4,700	253
NovaTek OAO GDR	700	40
Occidental Petroleum	14,074	972
Parallel Petroleum*	2,820	58
PetroHawk Energy*	6,800	126
Southwestern Energy*	14,745	763
Stone Energy*	2,150	96
Ultra Petroleum*	1,990	141

Total Oil Companies-Exploration & Production		3,737

Oil Companies-Integrated — 2.0%
Chevron	4,632	424
ConocoPhillips	9,847	837
Exxon Mobil	16,783	1,544
Hess	5,250	376
Marathon Oil	4,011	237
Petroleo Brasileiro ADR*	4,900	468

Total Oil Companies-Integrated		3,886

Oil Field Machinery & Equipment — 0.4%
Dresser-Rand Group*	2,115	82
FMC Technologies*	1,740	105
Grant Prideco*	2,210	109
National Oilwell Varco*	4,240	310
T-3 Energy Services*	1,845	88

Total Oil Field Machinery & Equipment		694

Oil Refining & Marketing — 0.5%
Tesoro	6,200	375
Valero Energy	8,360	589

Total Oil Refining & Marketing		964

Oil-Field Services — 1.2%
Exterran Holdings*	783	66
Helix Energy Solutions Group*	5,070	235
Hercules Offshore*	4,550	123
Key Energy Services*	6,220	85
Matrix Service*	3,500	103
North American Energy Partners*	4,900	91
Oceaneering International*	1,800	139
Schlumberger	12,410	1,199
Superior Energy Services*	3,650	135
W-H Energy Services*	2,465	142
Willbros Group*	3,000	115

Total Oil-Field Services		2,433

Paper & Related Products — 0.3%
AbitibiBowater	7,199	246
Domtar*	21,900	188
Neenah Paper	1,535	52
Schweitzer-Mauduit International	1,880	53
Smurfit-Stone Container*	3,140	38

Total Paper & Related Products		577

Pharmacy Services — 0.2%
Medco Health Solutions*	3,576	337
Omnicare	600	18

Total Pharmacy Services		355

8	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Physical Practice Management — 0.2%
Pediatrix Medical Group*	4,900	$321

Total Physical Practice Management		321

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions*	3,460	137

Total Physical Therapy/Rehabilitation Centers		137

Pipelines — 0.7%
El Paso	24,790	438
Oneok	9,600	479
Questar	2,500	143
Spectra Energy	14,672	381

Total Pipelines		1,441

Platinum — 0.1%
Stillwater Mining*	9,990	111

Total Platinum		111

Pollution Control — 0.0%
Fuel Tech*	800	24

Total Pollution Control		24

Power Conversion/Supply Equipment — 0.0%
Delta Electronics GDR*	4,600	92

Total Power Conversion/Supply Equipment		92

Printing-Commercial — 0.2%
RR Donnelley & Sons	7,245	292
Valassis Communications*	3,990	39
VistaPrint*	1,520	73

Total Printing-Commercial		404

Private Corrections — 0.1%
Geo Group*	4,370	138

Total Private Corrections		138

Property/Casualty Insurance — 0.7%
Arch Capital Group*	4,200	314
Safeco	6,650	385
Travelers	7,014	366
WR Berkley	8,850	267

Total Property/Casualty Insurance		1,332

Publishing-Books — 0.1%
Courier	2,400	90
Scholastic*	220	9

Total Publishing-Books		99

Publishing-Newspapers — 0.1%
Dolan Media*	1,610	43
Gannett	4,621	196
New York Times, Cl A	1,990	39

Total Publishing-Newspapers		278

Publishing-Periodicals — 0.0%
Playboy Enterprises, Cl B*	5,170	58

Total Publishing-Periodicals		58

Description	Shares	Value (000)
Quarrying — 0.0%
Vulcan Materials	69	$6

Total Quarrying		6

Radio — 0.0%
Radio One, Cl D*	6,380	22

Total Radio		22

Recreational Centers — 0.1%
Life Time Fitness*	1,650	100
Town Sports International Holdings*	3,800	58

Total Recreational Centers		158

Reinsurance — 1.0%
Allied World Assurance Holdings	540	26
Aspen Insurance Holdings	6,095	167
Berkshire Hathaway, Cl B*	88	388
Endurance Specialty Holdings	1,310	51
Everest Re Group	440	47
Montpelier Re Holdings	8,875	159
PartnerRe	7,750	645
RenaissanceRe Holdings	7,500	438
Validus Holdings*	3,540	92

Total Reinsurance		2,013

REITs-Apartments — 0.8%
AvalonBay Communities	4,847	594
BRE Properties	4,918	270
Camden Property Trust	5,339	333
Equity Residential	7,129	298

Total REITs-Apartments		1,495

REITs-Diversified — 0.7%
CapitalSource	1,800	33
Colonial Properties Trust	5,285	165
Digital Realty Trust	5,516	243
PS Business Parks	1,424	83
Vornado Realty Trust	7,442	831

Total REITs-Diversified		1,355

REITs-Health Care — 0.5%
Health Care	6,046	268
Nationwide Health Properties	10,499	328
Ventas	7,280	312

Total REITs-Health Care		908

REITs-Hotels — 0.6%
DiamondRock Hospitality	13,748	264
FelCor Lodging Trust	3,540	74
Host Hotels & Resorts	26,342	584
LaSalle Hotel Properties	3,758	155

Total REITs-Hotels		1,077

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	795	40

Total REITs-Manufactured Homes		40

9	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
REITs-Mortgage — 0.1%
Annaly Capital Management	1,950	$33
MFA Mortgage Investments	7,800	67

Total REITs-Mortgage		100

REITs-Office Property — 1.2%
American Financial Realty Trust	7,270	49
BioMed Realty Trust	12,351	295
Boston Properties	7,910	857
Corporate Office Properties Trust SBI MD	3,314	137
Highwoods Properties	6,849	246
Kilroy Realty	4,322	281
SL Green Realty	4,765	575

Total REITs-Office Property		2,440

REITs-Regional Malls — 1.2%
CBL & Associates Properties	5,393	179
General Growth Properties	11,538	627
Simon Property Group	11,060	1,151
Taubman Centers	5,371	316

Total REITs-Regional Malls		2,273

REITs-Shopping Centers — 0.7%
Acadia Realty Trust	4,981	132
Federal Realty Investment Trust	3,904	344
Kimco Realty	8,672	360
Kite Realty Group Trust	7,000	127
Regency Centers	5,803	415

Total REITs-Shopping Centers		1,378

REITs-Storage — 0.3%
Public Storage	7,165	580

Total REITs-Storage		580

REITs-Warehouse/Industrial — 0.6%
AMB Property	7,593	496
EastGroup Properties	816	39
Prologis	8,399	603

Total REITs-Warehouse/Industrial		1,138

Rental Auto/Equipment — 0.1%
H&E Equipment Services*	6,790	120

Total Rental Auto/Equipment		120

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch, Cl A	4,245	336
Aeropostale*	1,500	34
AnnTaylor Stores*	3,100	96
Footstar	5,750	29
Kenneth Cole Productions, Cl A	1,260	24
Men's Wearhouse	6,700	283
Syms	4,220	60

Total Retail-Apparel/Shoe		862

Retail-Automobile — 0.0%
Group 1 Automotive	2,200	68

Total Retail-Automobile		68

Description	Shares	Value (000)
Retail-Building Products — 0.1%
Home Depot	6,300	$199

Total Retail-Building Products		199

Retail-Computer Equipment — 0.2%
GameStop, Cl A*	6,880	407

Total Retail-Computer Equipment		407

Retail-Consumer Electronics — 0.0%
Best Buy	23	1

Total Retail-Consumer Electronics		1

Retail-Discount — 0.0%
Costco Wholesale	217	15

Total Retail-Discount		15

Retail-Drug Store — 0.7%
CVS Caremark	26,620	1,112
Walgreen	8,380	332

Total Retail-Drug Store		1,444

Retail-Gardening Products — 0.0%
Tractor Supply*	1,100	46

Total Retail-Gardening Products		46

Retail-Jewelry — 0.1%
Movado Group	3,350	101

Total Retail-Jewelry		101

Retail-Office Supplies — 0.1%
Office Depot*	6,400	120
OfficeMax	670	21

Total Retail-Office Supplies		141

Retail-Propane Distributors — 0.1%
Star Gas Partners LP*	35,290	162

Total Retail-Propane Distributors		162

Retail-Restaurants — 0.0%
BJ's Restaurants*	1,070	21

Total Retail-Restaurants		21

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	2,740	92
Zumiez*	576	24

Total Retail-Sporting Goods		116

Retirement/Aged Care — 0.0%
Emeritus*	1,900	63

Total Retirement/Aged Care		63

S&L/Thrifts-Central US — 0.0%
Citizens First Bancorp	1,700	31
Franklin Bank*	5,100	39

Total S&L/Thrifts-Central US		70

10	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
S&L/Thrifts-Eastern US — 0.3%
Brookline Bancorp	9,180	$99
Clifton Savings Bancorp	6,300	69
Dime Community Bancshares	6,550	94
Flushing Financial	5,100	87
Investors Bancorp*	6,000	90
KNBT Bancorp	3,700	63
NewAlliance Bancshares	5,200	73
Provident New York Bancorp	8,250	105

Total S&L/Thrifts-Eastern US		680

S&L/Thrifts-Southern US — 0.0%
BankUnited Financial, Cl A	4,850	42

Total S&L/Thrifts-Southern US		42

S&L/Thrifts-Western US — 0.2%
PFF Bancorp	3,700	39
Provident Financial Holdings	2,550	52
Washington Federal	12,925	312

Total S&L/Thrifts-Western US		403

Schools — 0.3%
Capella Education*	1,495	93
ITT Educational Services*	1,420	181
Learning Tree International*	4,320	95
New Oriental Education & Technology Group ADR*	810	72
Strayer Education	565	105

Total Schools		546

Semiconductor Components-Integrated Circuits — 0.9%
Anadigics*	2,840	42
Cirrus Logic*	15,500	95
Cypress Semiconductor*	5,270	193
Emulex*	3,260	71
Integrated Device Technology*	6,100	82
Maxim Integrated Products	39,465	1,069
Powertech Technology GDR	18,358	148

Total Semiconductor Components-Integrated Circuits		1,700

Semiconductor Equipment — 0.3%
Applied Materials	10,200	198
Brooks Automation*	2,790	36
Entegris*	6,960	64
Novellus Systems*	1,400	40
Tessera Technologies*	2,130	81
Ultratech*	1,220	14
Varian Semiconductor Equipment Associates*	2,620	121

Total Semiconductor Equipment		554

Software Tools — 0.1%
VMware, Cl A*	1,685	210

Total Software Tools		210

Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	1,920	18

Total Specified Purpose Acquisition		18

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	1,210	15
Description	Shares	Value (000)

Steel Pipe & Tube — continued

TMK OAO GDR	1,600	$71
TMK OAO GDR 144A	1,750	77
Valmont Industries	660	63

Total Steel Pipe & Tube		226

Steel-Producers — 0.1%
Olympic Steel	2,300	60
Severstal GDR	6,000	143

Total Steel-Producers		203

Steel-Specialty — 0.4%
Allegheny Technologies	6,990	714

Total Steel-Specialty		714

Super-Regional Banks-US — 0.9%
Bank of America	13,951	673
Capital One Financial	10,336	678
Wells Fargo	12,546	427

Total Super-Regional Banks-US		1,778

Telecommunications Equipment — 0.1%
Comtech Telecommunications*	1,800	98
OpNext*	3,552	42
Plantronics	1,660	45
Tollgrade Communications*	3,450	28

Total Telecommunications Equipment		213

Telecommunications Equipment-Fiber Optics — 0.0%
JDS Uniphase*	2,800	43

Total Telecommunications Equipment-Fiber Optics		43

Telecommunications Services — 0.6%
Amdocs*	5,650	194
Cbeyond*	854	34
Embarq	8,700	460
MasTec*	2,790	44
Orbcomm*	6,068	50
RCN	4,520	66
SAVVIS*	1,100	42
Time Warner Telecom, Cl A*	8,830	205

Total Telecommunications Services		1,095

Telephone-Integrated — 1.2%
AT&T	28,994	1,212
General Communication, Cl A*	7,500	88
IDT, Cl B	5,420	43
Level 3 Communications*	3,380	10
Verizon Communications	19,467	897

Total Telephone-Integrated		2,250

Television — 0.0%
Sinclair Broadcast Group, Cl A	2,815	34

Total Television		34

Textile-Home Furnishings — 0.1%
Mohawk Industries*	2,700	230

Total Textile-Home Furnishings		230

11	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Theaters — 0.0%
National CineMedia	2,194	$59

Total Theaters		59

Therapeutics — 0.6%
Gilead Sciences*	21,345	986
Medicines*	3,435	66
Theravance*	2,365	59
Warner Chilcott, Cl A*	1,645	30

Total Therapeutics		1,141

Tobacco — 1.2%
Altria Group	13,111	956
Imperial Tobacco Group ADR	9,801	996
UST	7,956	425

Total Tobacco		2,377

Tools-Hand Held — 0.3%
Stanley Works	9,356	538

Total Tools-Hand Held		538

Transactional Software — 0.1%
Innerworkings*	4,482	72
VeriFone Holdings*	620	31

Total Transactional Software		103

Transport-Air Freight — 0.0%
ABX Air*	6,180	39

Total Transport-Air Freight		39

Transport-Equipment & Leasing — 0.2%
Aircastle	2,570	83
GATX	760	31
Genesis Lease ADR*	3,300	73
Greenbrier	4,980	133

Total Transport-Equipment & Leasing		320

Transport-Marine — 0.2%
Overseas Shipholding Group	3,800	283
Paragon Shipping, Cl A	1,170	29

Total Transport-Marine		312

Transport-Rail — 0.4%
Burlington Northern Santa Fe	5,211	454
Canadian Pacific Railway	1,900	134
CSX	2,141	96
Union Pacific	263	33

Total Transport-Rail		717

Transport-Services — 0.1%
Expeditors International Washington	2,160	109
FedEx	354	37

Total Transport-Services		146

Transport-Truck — 0.0%
Forward Air	1,900	62

Total Transport-Truck		62

Description	Shares	Value (000)
Veterinary Diagnostics — 0.0%
VCA Antech*	1,960	$90

Total Veterinary Diagnostics		90

Vitamins & Nutrition Products — 0.1%
Herbalife	4,720	208

Total Vitamins & Nutrition Products		208

Water — 0.0%
Consolidated Water	2,850	94

Total Water		94

Web Hosting/Design — 0.2%
Equinix*	2,705	316

Total Web Hosting/Design		316

Web Portals/ISP — 1.0%
Google, Cl A*	2,441	1,726
Sina*	2,430	139
Trizetto Group*	5,200	85

Total Web Portals/ISP		1,950

Wireless Equipment — 0.9%
American Tower, Cl A*	21,245	939
Aruba Networks*	3,041	58
Globecomm Systems*	1,910	29
InterDigital*	5,120	110
Nokia ADR	13,236	526
RF Micro Devices*	27,430	171

Total Wireless Equipment		1,833

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	2,657	57

Total Wound, Burn & Skin Care		57

Total Common Stock (Cost $118,796)		140,902

Foreign Common Stock — 24.7%
Australia — 1.4%
Ausenco	1,105	16
BHP Billiton	20,131	876
BlueScope Steel	340	4
Caltex Australia	5,091	102
Centennial Coal*	8,233	33
Commander Communications	3,400	1
Leighton Holdings	11,660	682
Minara Resources	8,356	52
Perilya	5,984	22
Qantas Airways	139,281	770
Riversdale Mining*	168	1
Sally Malay Mining	6,151	35
Santos	3,846	51
Telstra Corp	6,848	30
WorleyParsons	2,243	101
Zinifex	726	12

Total Australia		2,788

12	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Austria — 0.3%
Andritz	1,200	$89
OMV	2,567	193
Voestalpine	4,262	385

Total Austria		667

Belgium — 0.8%
Belgacom	3,536	170
Delhaize Group	7,015	669
Dexia	1,429	46
Euronav	40	1
InBev	4,398	416
KBC Groep*	1,906	268

Total Belgium		1,570

Brazil — 0.2%
Banco do Brasil	8,000	145
Localiza Rent A CAR	9,200	109
Porto Seguro	3,300	149

Total Brazil		403

Canada — 0.7%
Allen-Vanguard*	2,000	22
Biovail	1,700	34
Canadian Imperial Bank of Commerce	3,400	368
CGI Group, Cl A*	4,100	47
Petro Canada	5,400	312
Jean Coutu Group, Cl A	3,200	47
Methanex	600	18
Sherritt International	3,700	69
Teck Cominco, Cl B	8,000	401

Total Canada		1,318

China — 0.3%
China Life Insurance, Cl H	11,000	73
Harbin Power Equipment, Cl H	62,000	203
Industrial & Commercial Bank of China, Cl H	258,000	246
Sino Techfibre*	24,000	23

Total China		545

Denmark — 0.2%
Jyske Bank	800	66
Norden	2,665	330
Topdanmark	300	52

Total Denmark		448

Finland — 0.4%
Metso Oyj*	3,469	212
Outokumpu	13,272	498
Rautaruukki OYJ*	600	34

Total Finland		744

France — 2.0%
BNP Paribas	6,285	697
Bouygues	5,801	560
CNP Assurances	1,154	147
Rallye	926	71
Recylex*	2,236	87
Societe Generale	7,881	1,332
Description	Shares	Value (000)

France — continued

Vivendi	20,545	$928

Total France		3,822

Germany — 2.6%
Allianz SE	340	77
Deutsche Bank	61	8
Deutsche Lufthansa	13,560	400
E.ON	5,081	993
MAN	6,297	1,126
Muenchener Rueckversicherungs	767	147
Norddeutsche Affinerie	2,784	116
Salzgitter	3,242	638
ThyssenKrupp	22,226	1,481
United Internet	4,130	91
Volkswagen	268	77

Total Germany		5,154

Hong Kong — 0.9%
China Everbright International	233,000	124
China Infrastructure Machinery Holdings	45,000	100
China Mobile	18,000	372
China Resources Enterprise	34,000	149
CNOOC	86,000	186
Hong Kong Exchanges and Clearing	14,500	484
Kingdee International Software Group	92,000	69
Orient Overseas International	11,000	113
RC Group Holdings*	6,260	13
Vtech Holdings	8,155	70

Total Hong Kong		1,680

Indonesia — 0.2%
Bank Rakyat Indonesia	169,000	146
Ciputra Development	947,000	94
PT Astra International	45,000	128

Total Indonesia		368

Italy — 1.2%
Enel*	38,656	464
ENI	40,384	1,475
Fiat*	9,391	304
Indesit	4,776	85

Total Italy		2,328

Japan — 4.6%
Alpine Electronics	3,200	51
Asahi Pretec*	700	24
Brother Industries	3,000	40
Central Japan Railway	46	476
Cosmos Initia	2,000	7
Eizo Nanao	100	3
FUJIFILM Holdings	9,500	455
Geo	23	55
Heiwa	1,400	16
Inui Steamship*	5,000	126
JFE Shoji Holdings	10,000	77
Juki	7,000	60
KDDI	62	468
Kohnan Shoji	3,700	60
Kyoei Steel	900	22
Leopalace21	4,300	137

13	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Japan — continued

Makita	3,700	$178
Marubeni	124,000	1,065
Maruetsu*	2,000	14
Mitsubishi Electric*	24,000	293
Mitsubishi Materials	51,000	299
Mitsumi Electric*	4,800	221
Morinaga Milk Industry*	4,000	13
Nikon	12,000	385
Nintendo	2,800	1,779
Nippon Metal Industry*	11,000	43
Nippon Mining Holdings	54,000	511
Nippon Oil	34,000	301
Nippon Steel	600	4
Nippon Telegraph & Telephone	118	540
Nissan Shatai	3,000	24
Nisshin Steel	34,000	131
Santen Pharmaceutical	25	1
Seiko Epson	3,600	85
Seiko Holdings	9,000	49
Shinsho	3,000	13
Sumikin Bussan	3,000	13
Sumitomo	32,900	573
Tokyo Dome	4,000	26
Tokyo Tekko	3,000	14
Toyota Auto Body	900	15
TS Tech*	500	27
Victor Company of Japan*	19,000	41
Yamato Kogyo	4,200	197
Yamazen	2,000	11

Total Japan		8,943

Malaysia — 0.1%
SP Setia	21,000	49
WCT Engineering	54,000	136

Total Malaysia		185

Mexico — 0.0%
Corp GEO SAB de CV, Ser B*	12,000	44

Total Mexico		44

Netherlands — 2.4%
Aegon	732	15
Draka Holding	3,180	139
Heineken	6,520	458
Hunter Douglas	2,454	229
ING Groep	34,270	1,549
OCE	7,724	156
Royal Dutch Shell, Cl A	47,261	2,074
USG People*	2,018	61
Wavin*	3,218	56

Total Netherlands		4,737

New Zealand — 0.2%
Air New Zealand	127,093	209
Fletcher Building	10,666	98

Total New Zealand		307

Norway — 0.2%
Acta Holding	4,400	18
Cermaq	1,900	29
Norsk Hydro	16,250	239

Description	Shares	Value (000)

Norway — continued

Petroleum Geo-Services*	5,300	$158

Total Norway		444

Philippines — 0.2%
Ayala	17,000	246
Union Bank of Philippines	48,000	56

Total Philippines		302

Portugal — 0.0%
Energias de Portugal*	3,700	24
Galp Energie, Cl B*	3,365	54

Total Portugal		78

Russia — 0.2%
NovaTek OAO GDR*	2,700	156
Sberbank	49,000	212

Total Russia		368

Singapore — 0.6%
Jardine Cycle & Carriage	17,000	249
Neptune Orient Lines	52,000	186
SembCorp Industries*	17,000	70
Singapore Airlines	39,200	535
Singapore Petroleum*	19,000	109
Singapore Telecommunications	29,450	84
Swiber Holdings*	6,000	16

Total Singapore		1,249

South Africa — 0.3%
Anglo Platinum	780	135
MTN Group	9,400	184
Standard Bank Group	9,900	180
Truworths International	28,700	146

Total South Africa		645

South Korea — 0.4%
Daegu Bank	6,100	108
LG Chem	890	111
Samsung Engineering	1,320	178
SK Energy*	770	177
SSCP	3,850	160

Total South Korea		734

Spain — 0.0%
Acerinox	712	21
Telefonica	1,508	50

Total Spain		71

Sweden — 0.6%
Boliden*	700	13
Electrolux, Ser B	7,943	154
Scania, Cl B*	7,800	214
Skandinaviska Enskilda Banken, Cl A	13,200	407
Volvo, Cl B	14,650	288

Total Sweden		1,076

Switzerland — 0.6%
Forbo Holding*	58	35
Georg Fischer*	91	68

14	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Switzerland — continued

Swatch Group*	427	137
Zurich Financial Services	3,363	$1,016

Total Switzerland		1,256

Thailand — 0.2%
CP ALL	387,000	116
Home Product Center	124,000	19
Kasikornbank	69,000	183

Total Thailand		318

Turkey — 0.1%
Asya Katilim Bankasi*	11,500	99
BIM Birlesik Magazalar	1,050	87

Total Turkey		186

United Kingdom — 2.8%
3i Group	11,981	271
Anglo American	1,525	106
Antofagasta	44,560	779
Ashtead	3,597	8
AstraZeneca	8,394	413
Aviva	1,242	20
Barclays	14,959	189
BHP Billiton	1,296	50
British Airways	64,610	601
British American Tobacco	1,922	73
BT Group	207,084	1,407
Centrica	2,641	20
CSR	5,612	76
De La Rue	4,838	83
HBOS	8,912	162
Inchcape*	10,896	107
International Power	2,348	24
Kazakhmys	5,683	175
Kelda Group	923	18
Keller Group*	1,977	47
Michael Page International	24,404	223
Micro Focus International*	3,953	24
National Express Group	800	22
NETeller	4,431	7
Next	1,416	65
Northgate Info Solutions*	7,621	13
Petrofac	3,019	32
Royal Bank of Scotland Group	30,357	328
Royal Dutch Shell, Cl B	2,384	104
Sportingbet	5,491	7
SVG Capital*	2,456	44
Tanfield Group*	4,789	17
Tesco	258	3
THUS Group	4,549	13

Total United Kingdom		5,531

Total Foreign Common Stock (Cost $39,097)		48,309

Investment Company — 0.3%
Index Fund-Value-Mid Cap — 0.0%
iShares Russell Midcap Value Index Fund	400	61

Total Index Fund-Value-Mid Cap		61
Description	Shares	Value (000)

INVESTMENT COMPANY — continued

Index Fund-Growth-Small Cap — 0.1%
iShares Russell 2000 Growth Index Fund	610	$54
iShares Russell 2000 Index Fund*	1,660	137

Total Index Fund-Growth-Small Cap		191
Index Fund-Value-Small Cap — 0.2%
iShares S&P SmallCap 600 Value Index Fund	4,900	373

Total Index Fund-Value-Small Cap		373
Total Investment Company (Cost $606)		625

Warrants — 0.6%
Bharat Heavy Electricals 144A, expires 05/12/08*	1,900	127
Bharti Airtel 144A, expires 10/28/08*	6,300	162
Foxconn Technology 144A, expires 08/22/08*	4,700	57
Grasim Industries 144A, expires 05/22/09*	1,150	109
Infosys Technologies 144A, expires 08/21/09*	2,800	132
IVRCL Infrastructures & Projects 144A, expires 11/17/08*	7,800	101
Maruti UDYO 144A, expires 09/03/12*	4,900	134
Nicholas Piramal 144A, expires 10/26/09*	19,300	148
TXC 144A, expires 01/27/12*	54,000	111
Universal Scientific Industrial 144A, expires 06/04/12*	122,000	92

Total Warrants (Cost $850)		1,173

Money Market Fund— 2.2%
Evergreen Select Money Market Fund, Institutional Class, 5.060% (A)	4,229,460	4,229

Total Money Market Fund (Cost $4,229)		4,229

Total Investments 99.8% (Cost $163,578) †		195,238

Other Assets and Liabilities, Net 0.2%		397

Total Net Assets 100.0%		$195,635

* Non-income producing security.
(A) — The rate reported on the Schedule of Investments represents 7-day effective yield as of October 31, 2007.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2007, the value of these securities amounted to $1,650(000), representing 0.8% of the net assets of the Fund.

ADR — American Depositary Receipt

15	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Growth Portfolio

October 31, 2007(Unaudited)

Cl — Class
GDR — Glogal Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
LP — Limited Partnership
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
Cost figures are shown with "000's" omitted.

† At October 31, 2007, the tax basis cost of the Fund’s investments was $163,578,144 and the unrealized appreciation and depreciation were $36,002,755 and $(4,343,482) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

16	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 109.0%
Advertising Agencies — 0.3%
Interpublic Group*	298,629	$3,091

Total Advertising Agencies		3,091

Aerospace/Defense — 3.3%
Boeing (B)	259,615	25,595
Lockheed Martin	28,016	3,083
Raytheon	74,909	4,765

Total Aerospace/Defense		33,443

Agricultural Chemicals — 0.2%
Monsanto	16,338	1,595

Total Agricultural Chemicals		1,595

Agricultural Operations — 1.2%
Archer-Daniels-Midland (B)	335,649	12,010

Total Agricultural Operations		12,010

Airlines — 1.2%
AMR*	33,433	803
Delta Air Lines*	457,781	9,522
Northwest Airlines*	114,791	2,129

Total Airlines		12,454

Apparel Manufacturers — 0.7%
Hanesbrands*	199,545	6,194
VF	15,361	1,338

Total Apparel Manufacturers		7,532

Appliances — 0.7%
Whirlpool	89,590	7,094

Total Appliances		7,094

Applications Software — 1.1%
Microsoft (B)	311,894	11,481

Total Applications Software		11,481

Auto-Cars/Light Trucks — 2.5%
Ford Motor*	1,490,433	13,220
General Motors	312,054	12,230

Total Auto-Cars/Light Trucks		25,450

Auto/Truck Parts & Equipment-Original — 0.3%
TRW Automotive Holdings*	118,994	3,533

Total Auto/Truck Parts & Equipment-Original		3,533

Broadcast Services/Programming — 0.0%
Clear Channel Communications	9,955	376

Total Broadcast Services/Programming		376

Building & Construction Products-Miscellaneous — 0.3%
Armstrong World Industries*	233	10
Owens Corning*	121,600	2,810

Total Building & Construction Products-Miscellaneous		2,820

Description	Shares	Value (000)
Building Products-Air & Heating — 0.2%
Lennox International	53,090	$1,895

Total Building Products-Air & Heating		1,895

Cable TV — 3.5%
Cablevision Systems, Cl A*	203,939	5,981
Comcast, Cl A*	169,531	3,569
DIRECTV Group (B)*	494,300	13,089
EchoStar Communications, Cl A*	252,993	12,387

Total Cable TV		35,026

Casino Hotels — 0.0%
Harrah's Entertainment	2,485	219

Total Casino Hotels		219

Cellular Telecommunications — 1.2%
Alltel	32,374	2,304
US Cellular*	100,450	9,457

Total Cellular Telecommunications		11,761

Chemicals-Diversified — 0.8%
FMC	64,148	3,689
PPG Industries	52,224	3,903
Rohm & Haas	25,863	1,342

Total Chemicals-Diversified		8,934

Commercial Banks-Central US — 0.0%
BOK Financial	1,200	65

Total Commercial Banks-Central US		65

Commercial Banks-Southern US — 0.0%
First Citizens Bancshares, Cl A	1,337	218

Total Commercial Banks-Southern US		218

Commercial Services - Finance— 0.5%
Western Union	245,305	5,407

Total Commercial Services - Finance		5,407

Computer Services — 1.9%
Computer Sciences*	96,802	5,652
Electronic Data Systems (B)	480,919	10,383
Unisys*	497,331	3,024

Total Computer Services		19,059

Computers — 4.3%
Hewlett-Packard (B)	555,030	28,684
International Business Machines (B)	127,349	14,788

Total Computers		43,472

Computers-Integrated Systems — 0.5%
NCR*	112,737	3,111
Teradata*	56,406	1,609

Total Computers-Integrated Systems		4,720

Containers-Metal/Glass — 1.1%
Crown Holdings (B)*	465,087	11,534

Total Containers-Metal/Glass		11,534

1	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Containers-Paper/Plastic — 0.1%
Pactiv*	20,009	$550

Total Containers-Paper/Plastic		550

Cosmetics & Toiletries — 0.5%
Procter & Gamble (B)	79,926	5,556

Total Cosmetics & Toiletries		5,556

Data Processing/Management — 0.1%
Mastercard, Cl A	4,594	871
MoneyGram International	1,102	17

Total Data Processing/Management		888

Distribution/Wholesale — 2.0%
Ingram Micro, Cl A (B)*	525,941	11,171
Tech Data*	180,504	7,099
WESCO International*	34,548	1,612

Total Distribution/Wholesale		19,882

Diversified Manufacturing Operations — 4.9%
General Electric (B)	613,976	25,271
Honeywell International (B)	274,392	16,576
Tyco International	186,291	7,670

Total Diversified Manufacturing Operations		49,517

Electric-Integrated — 1.8%
Alliant Energy	11,296	452
CMS Energy	131,245	2,227
Edison International	16,809	978
PG&E	170,291	8,332
Public Service Enterprise Group	65,805	6,291

Total Electric-Integrated		18,280

Electronic Components-Miscellaneous — 0.9%
Jabil Circuit	84,344	1,833
Tyco Electronics	202,067	7,208

Total Electronic Components-Miscellaneous		9,041

Electronic Components-Semiconductors — 2.3%
Fairchild Semiconductor International*	152,422	2,782
Texas Instruments (B)	619,299	20,189

Total Electronic Components-Semiconductors		22,971

Electronic Parts Distribution — 2.5%
Arrow Electronics (B)*	376,342	15,046
Avnet*	236,544	9,869

Total Electronic Parts Distribution		24,915

Engineering/R&D Services — 2.1%
Fluor	40,042	6,327
Jacobs Engineering Group*	98,626	8,595
KBR*	53,807	2,307
Shaw Group*	61,156	4,562

Total Engineering/R&D Services		21,791

Fiduciary Banks — 1.3%
Bank of New York Mellon (B)	203,344	9,933
Northern Trust	41,733	3,139

Total Fiduciary Banks		13,072

Description	Shares	Value (000)
Finance-Auto Loans — 0.2%
AmeriCredit*	120,149	$1,695

Total Finance-Auto Loans		1,695

Finance-Consumer Loans — 0.0%
SLM	8,602	406

Total Finance-Consumer Loans		406

Finance-Credit Card — 0.2%
American Express	15,952	972
Discover Financial Services	43,996	849

Total Finance-Credit Card		1,821

Finance-Investment Banker/Broker — 4.9%
Charles Schwab (B)	625,557	14,538
Goldman Sachs Group	5,877	1,457
JPMorgan Chase (B)	709,612	33,352
Morgan Stanley	6,745	453

Total Finance-Investment Banker/Broker		49,800

Finance-Mortgage Loan/Banker — 0.4%
Freddie Mac	73,759	3,852

Total Finance-Mortgage Loan/Banker		3,852

Food-Meat Products — 1.4%
Smithfield Foods*	127,580	3,658
Tyson Foods, Cl A	670,157	10,588

Total Food-Meat Products		14,246

Food-Retail — 1.3%
Kroger (B)	458,042	13,462

Total Food-Retail		13,462

Gold Mining — 0.5%
Newmont Mining	89,834	4,569

Total Gold Mining		4,569

Health Care Cost Containment — 1.8%
McKesson (B)	268,832	17,770

Total Health Care Cost Containment		17,770

Hospital Beds/Equipment — 0.0%
Hillenbrand Industries	6,480	358

Total Hospital Beds/Equipment		358

Hotels & Motels — 0.5%
Marriott International, Cl A	121,649	5,001

Total Hotels & Motels		5,001

Human Resources — 0.4%
Manpower	51,199	3,827

Total Human Resources		3,827

Independent Power Producer — 0.3%
Reliant Energy*	117,095	3,222

Total Independent Power Producer		3,222

2	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Insurance Brokers — 0.6%
AON	110,737	$5,018
Marsh & McLennan	60,360	1,563

Total Insurance Brokers		6,581

Investment Management/Advisory Services — 1.5%
Blackrock	32,147	6,653
Franklin Resources	61,998	8,040
Janus Capital Group	5,742	198

Total Investment Management/Advisory Services		14,891

Life/Health Insurance — 1.0%
Cigna (B)	201,873	10,596

Total Life/Health Insurance		10,596

Machinery-Pumps — 0.1%
Flowserve	18,790	1,484

Total Machinery-Pumps		1,484

Medical Labs & Testing Services — 0.1%
Laboratory Corp of America Holdings*	21,671	1,490

Total Medical Labs & Testing Services		1,490

Medical Products — 1.6%
Baxter International	81,781	4,908
Covidien	263,234	10,950

Total Medical Products		15,858

Medical-Biomedical/Genetic — 2.1%
Amgen*	35,539	2,065
Genentech (B)*	264,650	19,619

Total Medical-Biomedical/Genetic		21,684

Medical-Drugs — 0.6%
Pfizer	122,456	3,014
Schering-Plough	112,024	3,419

Total Medical-Drugs		6,433

Medical-HMO — 2.6%
Aetna	17,259	969
Health Net*	174,326	9,346
Humana (B)*	147,562	11,060
UnitedHealth Group	91,954	4,519

Total Medical-HMO		25,894

Medical-Wholesale Drug Distributors — 3.4%
AmerisourceBergen (B)	317,888	14,975
Cardinal Health (B)	284,018	19,322

Total Medical-Wholesale Drug Distributors		34,297

Metal-Diversified — 0.4%
Freeport-McMoRan Copper & Gold	31,522	3,709

Total Metal-Diversified		3,709

Multi-Line Insurance — 4.4%
ACE	77,553	4,701
American Financial Group	30,378	908
American National Insurance	2,575	333
Hartford Financial Services Group	40,704	3,950
Description	Shares	Value (000)

Multi-Line Insurance — continued

Loews (B)	436,608	$21,433
MetLife (B)	187,572	12,914

Total Multi-Line Insurance		44,239

Multimedia — 0.2%
Walt Disney	55,703	1,929

Total Multimedia		1,929

Networking Products — 0.1%
Cisco Systems*	37,726	1,247

Total Networking Products		1,247

Office Automation & Equipment — 0.2%
Xerox*	87,980	1,534

Total Office Automation & Equipment		1,534

Oil & Gas Drilling — 0.3%
Pride International*	33,204	1,225
Transocean	12,945	1,545

Total Oil & Gas Drilling		2,770

Oil Companies-Exploration & Production — 0.3%
Devon Energy	32,124	3,000

Total Oil Companies-Exploration & Production		3,000

Oil Companies-Integrated — 10.6%
Chevron (B)	370,990	33,949
ConocoPhillips	99,141	8,423
Exxon Mobil (B)	615,013	56,575
Marathon Oil (B)	148,796	8,799

Total Oil Companies-Integrated		107,746

Paper & Related Products — 0.5%
International Paper	11,598	428
Rayonier	62,083	2,998
Smurfit-Stone Container*	95,441	1,156

Total Paper & Related Products		4,582

Pharmacy Services — 1.7%
Medco Health Solutions (B)*	182,088	17,185

Total Pharmacy Services		17,185

Photo Equipment & Supplies — 0.0%
Eastman Kodak	12,646	362

Total Photo Equipment & Supplies		362

Pipelines — 0.1%
Williams	18,602	679

Total Pipelines		679

Printing-Commercial — 0.6%
RR Donnelley & Sons	158,721	6,395

Total Printing-Commercial		6,395

Property/Casualty Insurance — 2.0%
Alleghany*	410	161

3	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Property/Casualty Insurance — continued

Travelers (B)	392,232	$20,479

Total Property/Casualty Insurance		20,640

Publishing-Periodicals — 0.0%
Idearc	5,871	158

Total Publishing-Periodicals		158

Quarrying — 0.0%
Vulcan Materials	493	42

Total Quarrying		42

Reinsurance — 0.6%
Everest Re Group	13,225	1,409
PartnerRe	32,433	2,700
Transatlantic Holdings	31,468	2,345

Total Reinsurance		6,454

REITs-Apartments — 0.2%
AvalonBay Communities	13,986	1,715

Total REITs-Apartments		1,715

REITs-Hotels — 0.3%
Host Hotels & Resorts	138,499	3,069

Total REITs-Hotels		3,069

REITs-Office Property — 0.3%
Boston Properties	23,327	2,527

Total REITs-Office Property		2,527

REITs-Storage — 0.1%
Public Storage	16,588	1,343

Total REITs-Storage		1,343

Rental Auto/Equipment — 0.1%
Hertz Global Holdings*	48,823	1,058

Total Rental Auto/Equipment		1,058

Retail-Automobile — 0.3%
Penske Auto Group	157,930	3,519

Total Retail-Automobile		3,519

Retail-Consumer Electronics — 0.8%
Best Buy	171,797	8,336

Total Retail-Consumer Electronics		8,336

Retail-Discount — 0.6%
Big Lots*	61,308	1,470
Wal-Mart Stores	111,968	5,062

Total Retail-Discount		6,532

Retail-Drug Store — 0.2%
Rite Aid*	431,198	1,686

Total Retail-Drug Store		1,686

Description	Shares	Value (000)
Retail-Regional Department Store — 1.0%
Kohl's*	175,327	$9,638

Total Retail-Regional Department Store		9,638

Rubber-Tires — 0.2%
Goodyear Tire & Rubber*	56,562	1,705

Total Rubber-Tires		1,705

Semiconductor Components-Integrated Circuits — 0.1%
Atmel*	143,898	704

Total Semiconductor Components-Integrated Circuits		704

Super-Regional Banks-US — 1.9%
Bank of America	79,108	3,819
Capital One Financial (B)	160,103	10,501
PNC Financial Services Group	50,200	3,623
Wachovia	37,431	1,712

Total Super-Regional Banks-US		19,655

Telecommunications Services — 0.3%
Amdocs*	101,050	3,476

Total Telecommunications Services		3,476

Telephone-Integrated — 3.8%
AT&T(B)	795,517	33,245
Sprint-FON Group	92,301	1,578
Verizon Communications	72,655	3,347

Total Telephone-Integrated		38,170

Tobacco — 2.4%
Altria Group (B)	291,406	21,252
Reynolds American	52,248	3,367

Total Tobacco		24,619

Transport-Services — 1.7%
CH Robinson Worldwide	50,612	2,527
FedEx (B)	101,841	10,524
United Parcel Service, Cl B	51,909	3,898

Total Transport-Services		16,949

Web Portals/ISP — 2.7%
Google, Cl A (B)*	38,725	27,379

Total Web Portals/ISP		27,379

Wire & Cable Products — 0.2%
General Cable*	24,473	1,762

Total Wire & Cable Products		1,762

Total Common Stock (Cost $978,054)		1,105,402

4	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Face Amount (000)/Shares	Value (000)
Treasury Bill — 6.1%
U.S. Treasury Bill (A) 4.688%, 12/13/07	$61,840	$61,562

Total Treasury Bill (Cost $61,497)		61,562

Money Market Funds — 3.0%
HighMark Diversified Money Market Fund Cl I, 4.360% (C)	4,243,347	4,243
Union Bank of California Money Market Fund, Cl I, 4.760% (C)	26,030,310	26,030

Total Money Markets Funds (Cost $30,273)		30,273

Warrants — 0.0%
Raytheon, expires 6/16/11*	528	15

Total Warrants (Cost $—)		15

Total Investments 118.1% (Cost $1,069,824) †		1,197,252

Securities Sold Short — (17.7)%
Aerospace/Defense-Equipment — (0.1)%
DRS Technologies	(10,825)	(622)

Total Aerospace/Defense-Equipment		(622)

Airlines — (0.3)%
Copa Holdings, Cl A	(65,826)	(2,489)
Southwest Airlines	(58,969)	(838)

Total Airlines		(3,327)

Broadcast Services/Programming — (0.3)%
Discovery, Cl A*	(98,780)	(2,816)

Total Broadcast Services/Programming		(2,816)

Building-Residential/Commercial — (1.0)%
DR Horton	(5,885)	(75)
KB Home	(221,675)	(6,127)
Lennar, Cl A	(36,305)	(830)
Ryland Group	(96,442)	(2,742)
Toll Brothers*	(35,178)	(805)

Total Building-Residential/Commercial		(10,579)

Casino Hotels — (0.2)%
Wynn Resorts	(10,336)	(1,669)

Total Casino Hotels		(1,669)

Coal — (0.0)%
Massey Energy Company	(3,591)	(114)

Total Coal		(114)

Consulting Services — (1.3)%
Corporate Executive Board	(179,678)	(12,802)

Total Consulting Services		(12,802)

Description	Shares	Value (000)
Consumer Banks – Central US — (0.3)%
TCF Financial	(119,337)	$(2,717)

Total Consumer Banks – Central US		(2,717)

Containers-Paper/Plastic — (0.3)%
Bemis	(73,764)	(2,077)
Sonoco Products	(18,861)	(583)

Total Containers-Paper/Plastic		(2,660)

Data Processing/Management — (1.1)%
Fair Isaac	(99,782)	(3,784)
Global Payments	(22,060)	(1,049)
Paychex	(158,598)	(6,626)

Total Data Processing/Management		(11,459)

Direct Marketing — (0.1)%
Harte-Hanks	(39,756)	(701)

Total Direct Marketing		(701)

Diversified Operations — (1.2)%
Leucadia National	(234,386)	(11,874)

Total Diversified Operations		(11,874)

Electric-Integrated — (0.1)%
Scana	(31,467)	(1,276)

Total Electric-Integrated		(1,276)

Electronic Components-Miscellaneous — (1.3)%
Gentex	(616,335)	(12,807)

Total Electronic Components-Miscellaneous		(12,807)

Electronic Components-Semiconductors — (1.9)%
Microchip Technology	(46,512)	(1,543)
Qlogic*	(515,116)	(8,000)
Rambus*	(150,960)	(2,987)
Silicon Laboratories*	(155,189)	(6,782)

Total Electronic Components-Semiconductors		(19,312)

Finance-Investment Banker/Broker — (1.1)%
Bear Stearns	(100,625)	(11,431)

Total Finance-Investment Banker/Broker		(11,431)

Financial Guarantee Insurance — (0.4)%
MBIA	(31,383)	(1,351)
MGIC Investment	(137,685)	(2,666)

Total Financial Guarantee Insurance		(4,017)

Food-Retail — (0.5)%
Whole Foods Market	(113,036)	(5,600)

Total Food-Retail		(5,600)

Footwear & Related Apparel — (0.1)%
Crocs*	(8,011)	(599)

Total Footwear & Related Apparel		(599)

Garden Products — (0.2)%
Toro	(37,280)	(2,075)

Total Garden Products		(2,075)

5	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Hospital Beds/Equipment — (0.2)%
Kinetic Concepts*	(35,570)	$(2,138)

Total Hospital Beds/Equipment		(2,138)

Internet Infrastructure Software — (0.4)%
F5 Networks*	(98,690)	(3,556)

Total Internet Infrastructure Software		(3,556)

Machinery-Print Trade — (0.1)%
Zebra Technology, Cl A*	(22,295)	(872)

Total Machinery-Print Trade		(872)

Machinery-Pumps — (0.3)%
Graco	(73,333)	(2,886)

Total Machinery-Pumps		(2,886)

Medical Products — (0.8)%
Cooper Companies	(193,171)	(8,113)

Total Medical Products		(8,113)

Medical-Hospitals — (0.6)%
Health Management Associates, Cl A	(169,763)	(1,122)
Lifepoint Hospitals*	(169,698)	(5,179)

Total Medical-Hospitals		(6,301)

Motion Pictures & Services — (0.1)%
Dreamworks Animation SKG, Cl A*	(46,672)	(1,520)

Total Motion Pictures & Services		(1,520)

Oil Companies-Exploration & Production — (0.3)%
Quicksilver Resources*	(57,794)	(3,294)
Unit*	(5,886)	(281)

Total Oil Companies-Exploration & Production		(3,575)

Paper & Related Products — (0.2)%
Louisiana-Pacific	(105,070)	(1,729)

Total Paper & Related Products		(1,729)

Property/Casualty Insurance — (0.5)%
Fidelity National Financial, Cl A	(300,811)	(4,629)
Onebeacon Insurance	(3,064)	(66)

Total Property/Casualty Insurance		(4,695)

REITs-Office Property — (0.1)%
Douglas Emmett	(39,722)	(1,045)

Total REITs-Office Property		(1,045)

Retail-Consumer Electronics — (0.1)%
Circuit City Stores	(190,287)	(1,509)

Total Retail-Consumer Electronics		(1,509)

Retail-Jewelry — (0.1)%
Tiffany	(18,015)	(976)

Total Retail-Jewelry		(976)

Description	Shares/Contracts	Value (000)
Retirement/Aged Care — (0.4)%
Brookdale Senior Living	(117,855)	$(4,348)

Total Retirement/Aged Care		(4,348)

S&L/Thrifts-Eastern US — (0.3)%
Hudson City Bancorp	(207,255)	(3,246)

Total S&L/Thrifts-Eastern US		(3,246)

Schools — (0.1)%
Apollo Group, Cl A*	(8,300)	(658)

Total Schools		(658)

Telephone-Integrated — (0.3)%
Citizens Communications	(104,201)	(1,371)
Level 3 Communications*	(807,750)	(2,447)
Windstream	(1,236)	(17)

Total Telephone-Integrated		(3,835)

Television — (0.5)%
Central European Media Entertainment, Cl A*	(41,628)	(4,777)
Hearst-Argyle Television	(26,583)	(593)

Total Television		(5,370)

Transactional Software — (0.4)%
VeriFone Holdings*	(79,578)	(3,934)

Total Transactional Software		(3,934)

Vitamins & Nutrition Product — (0.1)%
NBTY*	(23,266)	(828)

Total Vitamins & Nutrition Product		(828)

Total Securities Sold Short (Proceeds $(179,545))		(179,591)

Written Option Contracts — (2.3)%
Amex Biotech Index November 2007 Call 840	(475)	(746)
Amex S&P 400 November 2007 Call 900	(450)	(927)
CBOE Cold Index November 2007 Call 180	(2,225)	(2,425)
Morgan Stanley November 2007 Call 1,060	(325)	(718)
Morgan Stanley November 2007 Call 680	(575)	(834)
Phlx Bank Index November 2007 Call 102.5	(3,850)	(1,271)
Phlx Utilities Index November 2007 Call 550	(725)	(1,450)
S&P 500 Index December 2007 Call 1,500	(500)	(3,750)
S&P 500 Index November 2007 Call 1,515	(850)	(3,757)
S&P 500 Index November 2007 Call 1,520	(400)	(1,512)
S&P 500 Index November 2007 Call 1,530	(1,125)	(3,600)

6	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Contracts	Value (000)

WRITTEN OPTION CONTRACTS — continued

S&P 500 Index November 2007 Call 1,550	(1,000)	$(2,000)

Total Written Option Contracts (Proceeds $(18,670))	(22,990)

Other Assets and Liabilities, Net 1.9%	19,849

Total Net Assets 100.0%	$1,014,520

* Non-income producing security.

(A) All or a portion of this security is held as collateral on open future contracts or open written option contracts. The rate reported on the Schedule of Investments represents the effective yield at time of purchase.

(B) All or a portion of this security is held as collateral for securities sold short. (C) The rate reported on the Schedule of Investments represents the 7-day effective yield as of October 31, 2007.
Cl — Class HMO — Health Maintenance Organization ISP — Internet Service Provider R&D — Research and Development
REITs — Real Estate Investment Trusts S&L — Savings and Loan
Cost figures are shown with "000's" omitted. Amounts designated as "—" are either $0 or have been rounded to $0.
† At October 31, 2007, the tax basis cost of the Fund’s investments was $1,069,824,181 and the unrealized appreciation and depreciation were $145,589,095 and $(18,160,886) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

7	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

October 31, 2007(Unaudited)

As of October 31, 2007, the Fund had the following forward foreign currency contracts outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
12/19/2007	USD	(162,034,620)	AUD	194,000,000	$18,098,560
12/19/2007	USD	(25,058,681)	CAD	25,000,000	1,440,277
12/19/2007	USD	(8,552,791)	CHF	10,000,000	110,938
12/19/2007	USD	(210,562,560)	GBP	104,000,000	5,300,216
12/19/2007	USD	(235,510,775)	NOK	1,330,000,000	12,284,351
12/19/2007	USD	(57,347,850)	NZD	76,000,000	927,489
12/19/2007	USD	(172,488,788)	SEK	1,150,000,000	8,780,917
12/19/2007	CAD	(276,000,000)	USD	266,347,564	(26,200,932)
12/19/2007	CHF	(310,000,000)	USD	263,401,619	(5,173,978)
12/19/2007	EUR	(191,000,000)	USD	265,931,210	(10,951,682)
12/19/2007	JPY	(12,000,000,000)	USD	106,241,700	1,588,164
12/19/2007	NZD	(76,000,000)	USD	53,693,240	(4,582,099)
12/19/2007	GBP	(54,000,000)	USD	110,028,687	(2,053,907)
12/19/2007	SEK	(100,000,000)	USD	15,372,393	(390,190)

					($821,876)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — U.S. Dollar

8	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Defensive Equity Fund

October 31, 2007(Unaudited)

The Fund had the following futures contracts open as of October 31, 2007:

				Unrealized
Contract Description	Number of Contracts	Contract Value	Expiration Date	Appreciation (Depreciation)
Amsterdam Index	391	$62,082,374	11/19/2007	$(116,518)
CAC40 10 Euro Index	708	59,930,810	11/20/2007	617,379
DAX Index	373	108,877,450	12/21/2007	4,417,722
DJ Euro Stoxx 50 Index	290	18,922,451	12/21/2007	864,200
FTSE 100 Index	(465)	(65,237,464)	12/21/2007	(2,146,252)
Hang Seng Index	350	70,606,508	11/30/2007	18,923,867
IBEX 35 Index	243	55,832,935	11/24/2007	1,594,834
OMX Index	2,329	43,483,519	11/26/2007	3,142,706
S&P 500 Index	(150)	(58,308,750)	12/20/2007	(1,855,125)
S&P/MIB Index	(233)	(68,662,545)	12/24/2007	(2,158,745)
S&P/TSE 60 Index	(173)	(31,256,226)	12/24/2007	(1,457,698)
SPI 200 Index	(422)	(66,738,082)	12/25/2007	(4,889,092)
Topix Index	(167)	(23,405,193)	12/14/2007	(50,549,970)
($33,612,692)

9	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 54.0%
Aerospace/Defense — 2.2%
Raytheon (C)	14,544	$925

Total Aerospace/Defense		925

Agricultural Operations — 0.9%
Bunge (C)	3,400	392

Total Agricultural Operations		392

Cable TV — 1.3%
EchoStar Communications, Cl A (C)*	11,000	539

Total Cable TV		539

Chemicals-Diversified — 0.4%
PPG Industries (C)	2,500	187

Total Chemicals-Diversified		187

Coatings/Paint — 1.1%
Sherwin-Williams (C)	7,400	473

Total Coatings/Paint		473

Computer Services — 2.0%
Ceridian*	200	7
Electronic Data Systems (C)	36,997	799

Total Computer Services		806

Computers — 5.1%
Dell (C)*	26,700	817
Hewlett-Packard (C)	11,218	580
International Business Machines (C)	6,000	696

Total Computers		2,093

Computers-Memory Devices — 1.9%
EMC Corp/Massachusetts*	30,900	785

Total Computers-Memory Devices		785

Consulting Services — 1.6%
Accenture, Cl A (C)	16,500	644

Total Consulting Services		644

Consumer Products-Miscellaneous — 0.3%
Clorox	1,800	113

Total Consumer Products-Miscellaneous		113

Diversified Manufacturing Operations — 1.2%
SPX (C)	5,000	506

Total Diversified Manufacturing Operations		506

E-Commerce/Products — 0.6%
Amazon.com (C)*	2,600	232

Total E-Commerce/Products		232

Electric-Integrated — 3.1%
American Electric Power (C)	4,000	193
Edison International (C)	5,700	332
FirstEnergy	2,903	202
Pepco Holdings	5,200	148
PG&E	2,600	127
Description	Shares	Value (000)
Electric-Integrated — continued
Wisconsin Energy	5,500	$263

Total Electric-Integrated		1,265

Electronic Components-Miscellaneous — 1.6%
Flextronics International (C)*	37,600	463
Tyco Electronics	5,300	189

Total Electronic Components-Miscellaneous		652

Electronic Components-Semiconductors — 0.2%
Intel (C)	3,000	81

Total Electronic Components-Semiconductors		81

Enterprise Software/Services — 0.4%
Oracle (C)*	8,400	186

Total Enterprise Software/Services		186

Fiduciary Banks — 0.2%
Bank of New York Mellon (C)	1,700	83

Total Fiduciary Banks		83

Finance-Credit Card — 0.7%
Discover Financial Services (C)	14,200	274

Total Finance-Credit Card		274

Finance-Mortgage Loan/Banker — 0.3%
Federal National Mortgage Association (C)	2,000	114

Total Finance-Mortgage Loan/Banker		114

Finance-Other Services — 1.0%
CME Group (C)	600	400

Total Finance-Other Services		400

Food-Miscellaneous/Diversified — 2.3%
Kraft Foods, Cl A (C)	28,100	939

Total Food-Miscellaneous/Diversified		939

Gas-Distribution — 1.2%
Sempra Energy (C)	8,200	504

Total Gas-Distribution		504

Health Care Cost Containment — 0.8%
McKesson (C)	5,000	331

Total Health Care Cost Containment		331

Human Resources — 1.1%
Manpower (C)	6,050	452

Total Human Resources		452

Independent Power Producer — 1.4%
Mirant (C)*	4,100	174
Reliant Energy (C)*	14,500	399

Total Independent Power Producer		573

1	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Insurance Brokers — 0.1%
AON (C)	800	$36

Total Insurance Brokers		36

Investment Management/Advisory Services — 2.1%
Ameriprise Financial (C)	13,400	844
Janus Capital Group (C)	500	17

Total Investment Management/Advisory Services		861

Life/Health Insurance — 0.6%
Lincoln National	957	60
Unum Group (C)	8,400	196

Total Life/Health Insurance		256

Medical Products — 0.3%
Baxter International (C)	2,100	126
Covidien	100	4

Total Medical Products		130

Medical-Drugs — 2.8%
Bristol-Myers Squibb (C)	1,200	36
Cephalon (C)*	400	30
Merck (C)	5,586	325
Pfizer	30,200	743

Total Medical-Drugs		1,134

Medical-Wholesale Drug Distributors — 0.1%
AmerisourceBergen	697	33

Total Medical-Wholesale Drug Distributors		33

Metal-Diversified — 0.4%
Freeport-McMoRan Copper & Gold (C)	1,400	165

Total Metal-Diversified		165

Multi-Line Insurance — 3.0%
American International Group (C)	4,500	284
MetLife (C)	13,600	936

Total Multi-Line Insurance		1,220

Networking Products — 0.9%
Cisco Systems (C)*	11,000	364

Total Networking Products		364

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum	9,600	567
Denbury Resources*	1,100	62

Total Oil Companies-Exploration & Production		629

Oil Companies-Integrated — 3.8%
Chevron (C)	9,900	906
Exxon Mobil (C)	6,400	589
Marathon Oil (C)	1,017	60

Total Oil Companies-Integrated		1,555

Oil-Field Services — 0.3%
Halliburton (C)	2,700	106

Total Oil-Field Services		106

Description	Shares	Value (000)
Pipelines — 0.3%
El Paso (C)	7,100	$125

Total Pipelines		125

Publishing-Periodicals — 0.2%
Idearc (C)	3,200	86

Total Publishing-Periodicals		86

Semiconductor Equipment — 0.1%
Teradyne (C)*	2,100	26

Total Semiconductor Equipment		26

Super-Regional Banks-US — 0.3%
Wachovia (C)	700	32
Wells Fargo (C)	2,200	75

Total Super-Regional Banks-US		107

Telephone-Integrated — 2.4%
AT&T (C)	23,574	985

Total Telephone-Integrated		985

Television — 1.9%
CBS, Cl B (C)	27,500	789

Total Television		789

Total Common Stock (Cost $21,220)		22,156

Foreign Common Stock — 54.9%
Australia — 4.4%
Australia & New Zealand Bank	4,564	129
Babcock & Brown	312	9
BHP Billiton (C)	13,147	572
CFS Retail Property Trust	73,937	169
Commonwealth Bank of Australia	2,779	160
ING Industrial Fund (C)	60,068	157
Macquarie Office Trust	1,273	2
National Australia Bank	3,501	142
Santos	22,071	291
Symbion Health	44,929	170

Total Australia		1,801

Belgium — 1.3%
Delhaize Group	2,458	234
Dexia	917	30
KBC Groep	809	114
Solvay	1,073	163

Total Belgium		541

Canada — 4.4%
Alcan	600	60
Biovail	5,600	113
Canadian Imperial Bank of Commerce/Canada	1,300	141
EnCana	5,400	378
Quebecor World*	6,300	61
Sherritt International	17,300	323
Talisman Energy	16,200	353
Teck Cominco, Cl B	7,200	361

2	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)

Canada — continued

Westernagros Resources*	200	$1

Total Canada		1,791

Denmark — 3.5%
AP Moeller - Maersk, Cl B (C)	49	679
Carlsberg, Cl B (C)	4,775	646
Danske Bank (C)	2,700	120

Total Denmark		1,445

Finland — 1.1%
Kesko, Cl B	6,210	373
Orion, Cl B	2,697	69

Total Finland		442

France — 3.5%
Bouygues	4,003	386
France Telecom	425	16
Peugeot	8,956	835
Technip	2,082	187

Total France		1,424

Germany — 6.1%
BASF (C)	7,573	1,049
Bayer	2,602	217
Beiersdorf	5,999	476
Daimler	842	92
Hypo Real Estate Holding	171	10
Merck KGaA	83	10
Muenchener Rueckversicherungs	272	52
Salzgitter	914	180
ThyssenKrupp	6,004	400

Total Germany		2,486

Hong Kong — 2.4%
BOC Hong Kong Holdings	23,500	67
Hong Kong Exchanges and Clearing	7,500	250
Swire Pacific, Cl A (C)	42,000	600
Wharf Holdings	10,000	60

Total Hong Kong		977

Italy — 1.1%
Telecom Italia	141,492	444

Total Italy		444

Japan — 11.1%
77 Bank	12,000	81
Chiba Bank	9,000	72
Fukuoka Financial Group	1,000	7
Gunma Bank	11,000	78
Hachijuni Bank	10,000	77
Japan Steel Works	11,000	180
Komatsu	4,600	154
Marubeni	10,000	86
Mitsubishi Electric (C)	38,000	463
Mitsubishi Tanabe Pharma	12,000	138
Mitsubishi UFJ Financial Group	17,100	171
Mizuho Financial Group	18	101
Nikon	8,000	257
Nintendo	300	191
Nippon Mining Holdings	8,000	76
Nippon Oil	26,000	230
Description	Shares	Value (000)

Japan — continued

Nisshin Steel	2,000	$8
Olympus (C)	12,000	500
Sapporo	1	10
Shizuoka Bank	8,000	84
Sojitz	6,100	28
Sony	2,800	138
Sumitomo	9,300	162
Sumitomo Mitsui Financial Group	15	123
Suruga Bank	5,000	66
Takeda Pharmaceutical	8,500	531
Toshiba (C)	64,000	542
Toyota Industries	400	17

Total Japan		4,571

New Zealand — 0.1%
Auckland International Airport	1,264	3
Fletcher Building (C)	2,342	22
Telecom Corp of New Zealand	5,189	17

Total New Zealand		42

Portugal — 0.5%
Banco BPI	277	2
Banco Espirito Santo	4,666	114
PT Multimedia Servicos	1,685	23
Sonae Industria*	5,745	70

Total Portugal		209

Singapore — 0.9%
CapitaMall Trust	63,000	161
Oversea-Chinese Banking	13,000	84
Singapore Telecommunications	19,000	54
Suntec Real Estate Investment Trust	8,000	10
United Overseas Bank	5,000	75

Total Singapore		384

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria	655	16
Banco Santander (C)	3,597	79
Inditex	3,433	257
Mapfre	35,135	166
Union Fenosa	2,444	163

Total Spain		681

Sweden — 2.2%
Castellum	19,700	251
Nordea Bank	7,954	142
Volvo, Cl B (C)	26,490	521

Total Sweden		914

Switzerland — 1.9%
ABB	1,983	60
Swatch Group (C)	2,201	705

Total Switzerland		765

United Kingdom — 8.8%
3i Group (C)	12,635	286
Anglo American (C)	8,711	606
Balfour Beatty (C)	10,519	109
Barclays (C)	1,780	22
Berkeley Group Holdings (C)*	11,077	393
BT Group (C)	71,593	487

3	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Shares/Face Amount(000)	Value (000)

United Kingdom— continued

Cookson Group	228	$4
De La Rue (C)	3,921	67
HBOS (C)	328	6
HSBC Holdings (C)	6,392	127
J Sainsbury	2,445	28
Ladbrokes (C)	49,848	428
Man Group (C)	47,216	580
Michael Page International	17,792	163
Royal Bank of Scotland Group (C)	3,002	32
SSL International (C)	19,501	208
Tesco (C)	4,890	50
Tullett Prebon	220	2

Total United Kingdom		3,598

Total Foreign Common Stock (Cost $19,717)		22,515

Foreign Preferred Stock — 3.6%
Germany — 1.5%
Henkel KGaA*	1,046	53
Porsche	211	563

Total Germany		616

Italy — 2.1%
Unipol (C)*	245,276	880

Total Italy		880

Total Foreign Preferred Stock (Cost $1,258)		1,496

Treasury Bill — 9.2%
U.S. Treasury Bill (B) 4.808%, 12/13/07	$3,775	3,758

Total Treasury Bill (Cost $3,754)		3,758

Money Market Fund — 1.9%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class 5.110% (A)	768	768

Total Money Market Fund (Cost $768)		768

Warrant — 0.0%
Westernzagros Resources*	20	—

Total Warrant (Cost $—)		—

Total Investments 123.6% (Cost $46,717) †		50,693

Securities Sold Short — (7.7)%
Airlines — (0.2)%
Southwest Airlines	(4,600)	(65)

Total Airlines		(65)

Description	Shares	Value (000)
Auto-Cars/Light Trucks — (0.2)%
General Motors	(1,600)	$(63)

Total Auto-Cars/Light Trucks		(63)

Commercial Services — (0.3)%
Choicepoint*	(2,700)	(106)

Total Commercial Services		(106)

Commercial Services-Finance — (0.1)%
Western Union	(1,800)	(40)

Total Commercial Services-Finance		(40)

Computers - Peripheral Equipment — (1.3)%
Lexmark International Group, Cl A*	(12,800)	(537)

Total Computers - Peripheral Equipment		(537)

Computer Services — (0.0)%
Unisys*	(3,000)	(18)

Total Computer Services		(18)

Internet Infrastructure Software — (0.5)%
Akamai Technologies*	(4,900)	(192)

Total Internet Infrastructure Software		(192)

Medical-Biomedical/Genetic — (0.2)%
PDL Biopharma*	(3,600)	(76)

Total Medical-Biomedical/Genetic		(76)

Medical-Hospitals — (0.1)%
Tenet Healthcare*	(17,100)	(60)

Total Medical-Hospitals		(60)

Office Automation & Equipment — (0.3)%
Pitney Bowes	(3,400)	(136)

Total Office Automation & Equipment		(136)

Oil Companies-Exploration & Production — (0.2)%
Southwestern Energy*	(1,200)	(62)

Total Oil Companies-Exploration & Production		(62)

Pipelines — (1.0)%
Equitable Resources	(7,600)	(428)

Total Pipelines		(428)

Retail-Restaurants — (1.3)%
Wendy's International	(15,300)	(532)

Total Retail-Restaurants		(532)

Telephone-Integrated — (0.1)%
Level 3 Communications*	(19,000)	(58)

Total Telephone-Integrated		(58)

Therapeutics — (0.9)%
Amylin Pharmaceticals*	(1,900)	(86)
Gilead Sciences*	(6,000)	(277)

Total Therapeutics		(363)

4	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Web Portals/ISP — (1.0)%
Yahoo*	(13,000)	$(405)

Total Web Portals/ISP		(405)

Total Securities Sold Short (Proceeds $(3,080))		(3,141)

Foreign Securities Sold Short — (11.0)%
Australia — (0.9)%
AGL Energy	(20,034)	(226)
Billabong International	(3,045)	(43)
Bluescope Steel	(12,063)	(120)
Toll Holdings	(13)	—

Total Australia		(389)

Austria — (1.1)%
Oest Elektrizatswits, Cl A	(7,107)	(471)

Total Austria		(471)

Canada — (3.0)%
Harry Winston Diamond	(1,500)	(66)
Eldorado Gold*	(36,900)	(258)
Gildan Activewear*	(1,400)	(64)
Kinross Gold*	(4,700)	(93)
Niko Resources	(4,200)	(471)
Opti Canada*	(11,100)	(224)
Saputo	(600)	(37)
UTS Energy*	(4,000)	(26)

Total Canada		(1,239)

France — (0.8)%
Lagardere Groupe	(2,162)	(183)
M6- Metropole Television	(2,708)	(80)
Pernod Ricard	(267)	(62)

Total France		(325)

Germany — (0.9)%
Puma Ag Rudolf Dassler Sport	(782)	(337)

Total Germany		(337)

Japan — (2.4)%
Autobac Seven	(1,300)	(30)
Casio Computer	(15,300)	(144)
Circle K Sunkus	(2,900)	(44)
Hoya	(6,400)	(233)
Marui	(9,900)	(103)
Meitec	(5,000)	(147)
Nippon Shokubai	(22,000)	(217)
Rakuten	(42)	(21)
Sankyo	(1,400)	(60)

Total Japan		(999)

Norway — (0.9)%
Norske Skogindustrier	(30,600)	(339)
Renewable Energy*	(950)	(49)

Total Norway		(388)

Description	Shares/Contracts	Value (000)
Singapore — (0.7)%
Smrt	(225,000)	$(276)

Total Singapore		(276)

Switzerland — (0.3)%
Logitech International*	(3,071)	(107)

Total Switzerland		(107)

Total Foreign Securities Sold Short (Proceeds $(4,132))		(4,531)

Written Option Contracts — (2.8)%
Amex Broker November 2007 Call 230	(88)	(101)
Amex Interactive Index November 2007 Call 250	(64)	(72)
Amex Natural Gas Index November 2007 Call 540	(26)	(100)
Amex S&P 400 Midcap November 2007 Call 890	(23)	(64)
Cboe S&P Small Cap 600 November 2007 Call 425	(48)	(47)
Morgan Stanley Cycle November 2007 Call 1,040	(19)	(68)
Phlx Bank Index November 2007 Call 100	(198)	(99)
Phlx E-S Oil Services Index November 2007 Call 285	(70)	(76)
Phlx Semiconductor Index November 2007 Call 480	(42)	(14)
Phlx Utility Index November 2007 Call 535	(19)	(63)
The Street.com Net Index November 2007 Call 300	(68)	(73)
S&P 500 Index November 2007 Call 1,540	(133)	(362)

Total Written Option Contracts (Proceeds $(829))	(1,139)

Other Assets and Liabilities, Net (2.1%)	(855)

Total Net Assets 100.0%	$41,027

* Non-income producing security.
(A) The rate reported on the Schedule of Investments represents the 7-day effective yield as of October 31, 2007.

5	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

October 31, 2007(Unaudited)

(B) All or portion of this security is held as collateral on open future contracts or open written option contracts. The rate reported on the Schedule of Investments represents the effective yield at time of purchase.

(C) All or a portion of this security is held as collateral for securities sold short.

Cl — Class ISP— Internet Service Provider
Cost figures are shown with "000's" omitted.
Amounts designated as "—“ are either $0 or have been rounded to $0

† At October 31, 2007, the tax basis cost of the Fund’s investments was $46,717,213 and the unrealized appreciation and depreciation were $4,609,202 and $(633,125) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

6	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

October 31, 2007(Unaudited)

As of October 31, 2007, the Fund had the following forward foreign currency contracts outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
11/2/2007	EUR	(18,104)	USD	26,141	$ (87)
11/5/2007	EUR	(90,350)	USD	130,456	(445)
11/2/2007	HKD	(947,739)	USD	122,202	(85)
11/5/2007	CAD	(55,269)	USD	58,172	(396)
11/5/2007	GBP	(78)	USD	162	1
11/5/2007	JPY	(9,615,591)	USD	83,592	175
11/5/2007	AUD	(5,560)	USD	5,131	(44)

					$ (881)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
USD — U.S. Dollar

7	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Global Defensive Equity Fund

October 31, 2007(Unaudited)

The Fund had the following futures contracts open as of October 31, 2007:

				Unrealized
Contract Description	Number of Contracts	Contract Value	Expiration Date	Appreciation (Depreciation)
Amsterdam Index	23	3,651,904	11/19/2007	$ (6,854)
Australian Dollar Currency	123	11,453,760	12/17/2007	895,482
British Pound Currency	26	3,377,562	12/17/2007	84,012
CAC40 Index	43	3,639,865	11/20/2007	37,496
Canadian Dollar Currency	(108)	(11,416,680)	12/18/2007	(900,817)
DAX Index	23	6,713,663	12/21/2007	272,406
DJ Euro Stoxx 50 Index	14	913,497	12/21/2007	41,720
Euro Currency Future	(47)	(8,524,625)	11/20/2007	(375,119)
FTSE 100 Index	(35)	(4,910,347)	12/21/2007	(161,546)
Hang Seng Index	14	2,824,260	11/30/2007	756,955
IBEX 35 Index	11	2,527,417	11/24/2007	72,194
Japanese Yen Currency	(14)	(1,525,300)	12/17/2007	25,550
OMX Index	188	3,510,048	11/26/2007	253,683
S&P 500 Index	(11)	(4,275,975)	12/20/2007	(139,475)
S&P/MIB Index	(10)	(2,946,890)	12/24/2007	(92,650)
S&P/TSE 60 Index	(11)	(1,987,390)	12/24/2007	(92,686)
SPI 200 Index	(27)	(4,269,972)	12/25/2007	(312,809)
Swiss Franc Currency	(42)	(4,552,275)	11/20/2007	(107,088)
TOPIX Index	(7)	(981,056)	12/14/2007	(2,430,000)
				$ (2,179,546)

8	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay China Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 97.1%
Airlines — 0.6%
Air China, Cl H	400,000	$610

Total Airlines		610

Athletic Footwear — 1.1%
China Hongxing Sports	1,185,000	1,063

Total Athletic Footwear		1,063

Building & Construction-Miscellaneous — 3.8%
China Communications Construction, Cl H	685,000	2,173
China National Building Material, Cl H	360,000	1,596

Total Building & Construction-Miscellaneous		3,769

Cellular Telecommunications — 10.8%
China Mobile	521,000	10,771

Total Cellular Telecommunications		10,771

Chemicals-Specialty — 0.9%
EcoGreen Fine Chemicals Group	1,696,000	875

Total Chemicals-Specialty		875

Coal — 4.1%
China Coal Energy, Cl H*	286,000	971
China Shenhua Energy, Cl H	480,000	3,093

Total Coal		4,064

Commercial Banks Non-US — 11.8%
Bank of China, Cl H	1,810,000	1,193
China Construction Bank, Cl H*	4,295,000	4,883
Industrial & Commercial Bank of China, Cl H	5,930,000	5,664

Total Commercial Banks Non-US		11,740

Computers — 1.3%
Lenovo Group	1,174,000	1,337

Total Computers		1,337

Disposable Medical Products — 1.6%
Shandong Weigao Group Medical Polymer Cl H	716,000	1,595

Total Disposable Medical Products		1,595

Diversified Operations — 7.7%
China Merchants Holdings International	192,000	1,354
Beijing Enterprises Holdings	308,000	1,916
China Resources Enterprise	354,000	1,553
Citic Pacific	186,000	1,173
Shanghai Industrial Holdings	279,000	1,646

Total Diversified Operations		7,642

Electric-Generation — 2.1%
China Resources Power Holdings	436,000	1,631
Description	Shares	Value (000)
Electric-Generation — continued
Huaneng Power International, Cl H	394,000	$463

Total Electric-Generation		2,094

Finance-Other Services — 1.0%
Hong Kong Exchanges and Clearing	29,500	985

Total Finance-Other Services		985

Gas-Distribution — 1.1%
Xinao Gas Holdings	596,000	1,134

Total Gas-Distribution		1,134

Life/Health Insurance — 6.6%
China Life Insurance, Cl H	984,000	6,568

Total Life/Health Insurance		6,568

Machinery-Construction & Mining — 1.0%
China Infrastructure Machinery Holdings	447,000	993

Total Machinery-Construction & Mining		993

Medical-Biomedical/Genetic — 0.9%
Mingyuan Medicare Development	5,650,000	866

Total Medical-Biomedical/Genetic		866

Metal-Aluminum — 2.3%
Midas Holdings	1,950,000	2,341

Total Metal-Aluminum		2,341

Multi-Line Insurance — 3.5%
Ping An Insurance Group Co of China, Cl H	246,000	3,444

Total Multi-Line Insurance		3,444

Oil Companies-Exploration & Production — 4.5%
CNOOC	2,095,000	4,528

Total Oil Companies-Exploration & Production		4,528

Oil Companies-Integrated — 8.4%
China Petroleum & Chemical, CL H	2,710,000	4,315
PetroChina ADR	15,300	4,018

Total Oil Companies-Integrated		8,333

Paper & Related Products — 1.7%
Lee & Man Paper Manufacturing	238,000	952
Nine Dragons Paper Holdings	293,000	794

Total Paper & Related Products		1,746

Power Conversion/Supply Equipment — 1.2%
Harbin Power Equipment, Cl H	374,000	1,224

Total Power Conversion/Supply Equipment		1,224

Public Through Fares — 2.9%
Jiangsu Express, Cl H	1,528,000	1,768
Shenzhen Expressway, Cl H	1,042,000	1,083

Total Public Through Fares		2,851

1	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay China Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Real Estate Operation/Development — 5.6%
Cheung Kong Holdings	42,000	$824
China Everbright International	2,971,000	1,576
China Overseas Land & Investment	204,000	488
Far East Consortium	1,717,795	804
Hang Lung Properties	199,000	957
Sino Land	312,000	978

Total Real Estate Operation/Development		5,627

Retail-Hypermarkets — 0.4%
Wumart Stores, Cl H	419,000	381

Total Retail-Hypermarkets		381

Retail-Major Department Store — 1.7%
Parkson Retail Group	145,500	1,661

Total Retail-Major Department Store		1,661

Shipbuilding — 1.4%
Yangzijiang Shipbuilding Holdings*	787,000	1,402

Total Shipbuilding		1,402

Telecommunication Equipment — 0.9%
Vtech Holdings	111,000	948

Total Telecommunications Equipment		948

Telecommunication Services — 3.7%
China Telecom, Cl H	4,238,000	3,665

Total Telecommunications Services		3,665

Transport-Marine — 1.9%
China COSCO Holdings, Cl H	414,000	1,846

Total Transport-Marine		1,846

Transport-Services — 0.6%
Tianjin Port Development Holdings	624,000	648

Total Transport-Services		648

Total Common Stock (Cost $62,422)		96,751

Money Market Fund — 0.9%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class 5.110% (A)	913,179	913

Total Money Market Fund (Cost $913)		913

Total Investments 98.0% (Cost $63,335) †		97,664

Other Assets and Liabilities, Net 2.0%		1,949

Total Net Assets 100.0%		$99,613

* Non-income producing security.
(A) — The rate reported on the Schedule of Investments represents the 7-day effective yield as of October 31, 2007.
ADR — American Depositary Receipt Cl — Class
Cost figures are shown with "000's" omitted.
† At October 31, 2007, the tax basis cost of the Fund’s investments was $63,335,084 and the unrealized appreciation and depreciation were $34,634,602 and $(305,432) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay Emerging Markets Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 32.7%
Brewery — 1.2%
Cia Cervecerias Unidas ADR	4,190	$176

Total Brewery		176

Building & Construction-Miscellaneous — 2.0%
Orascom Construction Industries GDR	1,580	291

Total Building & Construction-Miscellaneous		291

Cellular Telecommunications — 7.7%
America Movil, Ser L ADR	4,600	301
Millicom International Cellular*	2,720	320
Tim Participacoes ADR	4,100	190
Turkcell Iletisim Hizmet ADR	6,300	151
Vimpel-Communications ADR	5,550	184

Total Cellular Telecommunications		1,146

Commercial Banks Non-US — 1.8%
Banco Itau Holding Financeira ADR	9,350	267

Total Commercial Banks Non-US		267

Diversified Minerals — 3.9%
Cia Vale do Rio Doce ADR	15,400	580

Total Diversified Minerals		580

Electronic Components-Miscellaneous — 2.8%
AU Optronics ADR	8,239	179
HON HAI Precision Industry GDR	16,032	244

Total Electronic Components-Miscellaneous		423

Electronic Components-Semiconductors — 0.2%
Samsung Electronics GDR 144A	90	28

Total Electronic Components-Semiconductors		28

Food-Dairy Products — 1.1%
Wimm-Bill-Dann Foods ADR	1,405	168

Total Food-Dairy Products		168

Food-Retail — 1.1%
X5 Retail Group GDR*	4,700	170

Total Food-Retail		170

Internet Content – Information/News— 0.5%
Baidu.com ADR*	200	77

Total Internet Content- Information/News		77

Oil Companies-Exploration & Production — 2.3%
Gazprom ADR	5,250	262
NovaTek GDR	1,400	81

Total Oil Companies-Exploration & Production		343

Oil Companies-Integrated — 4.1%
Petroleo Brasileiro ADR	6,460	618

Total Oil Companies-Integrated		618

Description	Shares	Value (000)
Power Conversion/Supply Equipment — 1.0%
Delta Electronics GDR	7,506	$151

Total Power Conversion/Supply Equipment		151

Steel Pipe & Tube — 1.6%
TMK GDR 144A	5,300	232

Total Steel Pipe & Tube		232

Steel - Producers — 1.4%
Severstal GDR	8,700	207

Total Steel - Producers		207

Total Common Stock (Cost $3,357)		4,877

Foreign Common Stock — 55.6%
Brazil — 5.2%
B2W Companhia Global Do Varejo	3,250	176
Banco do Brasil	11,900	216
Localiza Rent A CAR	14,100	167
Porto Seguro	4,900	220

Total Brazil		779

China — 5.2%
China Life Insurance, Cl H	19,000	127
Harbin Power Equipment, Cl H	90,000	295
Industrial & Commercial Bank of China, Cl H	375,000	358

Total China		780

Hong Kong — 9.9%
China Everbright International	370,000	196
China Infrastructure Machinery Holdings	79,000	175
China Mobile	26,000	538
China Resources Enterprise	50,000	219
CNOOC	118,000	255
Kingdee International Software Group	118,000	89

Total Hong Kong		1,472

Indonesia — 3.6%
Bank Rakyat Indonesia	256,000	221
Ciputra Development*	1,343,000	134
PT Astra International	66,000	188

Total Indonesia		543

Malaysia — 1.8%
SP Setia	31,000	73
WCT Engineering	77,000	194

Total Malaysia		267

Mexico — 0.4%
Corp GEO SAB de CV, Ser B*	16,600	61

Total Mexico		61

Philippines — 3.0%
Ayala	24,740	359

1	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay Emerging Markets Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Philippines — continued Union Bank of Philippines	69,900	$81

Total Philippines		440

Russia — 3.4%
NovaTek GDR	3,600	207

Sberbank	71,000	307

Total Russia		514
South Africa — 6.6%
Anglo Platinum	1,261	218
MTN Group	14,500	284
Standard Bank Group	14,400	263
Truworths International	42,700	217

Total South Africa		982

South Korea — 8.6%
Daegu Bank	9,800	174
LG Chem	1,640	205
Samsung Electronics	250	154
Samsung Engineering	2,130	287
SK Energy	1,220	281
SSCP	4,400	182

Total South Korea		1,283

Taiwan — 2.7%
Alpha Networks	1	—
Foxconn Technology	6,000	72
Powertech Technology	45,800	187
TXC	66,702	138

Total Taiwan		397

Thailand — 2.9%
CP ALL	453,000	135
Home Product Center	180,000	27
Kasikornbank	103,000	274

Total Thailand		436

Turkey — 2.3%
Asya Katilim Bankasi*	20,600	177
BIM Birlesik Magazalar	2,000	165

Total Turkey		342

Total Foreign Common Stock (Cost $6,017)		8,296

Money Market Fund — 1.3%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class 5.110% (A)	186,919	187

Total Money Market Fund (Cost $187)		187

Warrants — 9.5%
Bharat Heavy Electricals 144A, expires 05/12/08*	2,550	170
Bharti Airtel 144A, expires 10/28/08*	9,200	237
Grasim Industries 144A, expires 05/29/09*	1,650	156
Infosys Technologies 144A, expires 08/21/09*	3,950	185
Description	Shares	Value (000)

WARRANTS — continued

IVRCL Infrastructures & Projects 144A, expires 11/17/08*	11,200	$145
Maruti Suzuki 144A, expires 09/03/12*	7,100	195
Nicholas Piramal 144A, expires 10/26/09*	27,100	208
Universal Scientific Industrial 144A, expires 06/04/12*	163,984	123

Total Warrants (Cost $1,050)		1,419

Total Investments 99.1% (Cost $10,611) †		14,779

Other Assets and Liabilities, Net 0.9%		142

Total Net Assets 100.0%		$14,921

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2007, the value of these securities amounted to $1,679(000), representing 11.3% of the net assets of the Fund.

(A) The rate reported on the Schedule of Investments represents the 7-day effective yield as of October 31, 2007

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
Ser — Series
Cost figures are shown with "000's" omitted.

Amounts designated as "-" are either $0 or have been rounded to $0.

† At October 31, 2007, the tax basis cost of the Fund's investments was $10,611,228, and the unrealized appreciation and depreciation were $4,196,640 and $(28,550) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 90.2%
Aerospace/Defense-Equipment — 2.8%
AAR*	20,707	$664
B/E Aerospace*	29,895	1,486

Total Aerospace/Defense-Equipment		2,150

Apparel Manufacturers — 0.8%
Gymboree*	18,623	634

Total Apparel Manufacturers		634

Applications Software — 1.0%
Nuance Communications*	33,721	746

Total Applications Software		746

Audio/Video Products — 0.8%
DTS*	21,256	604

Total Audio/Video Products		604

Auto/Truck Parts & Equipment-Original — 0.4%
Amerigon*	16,602	326

Total Auto/Truck Parts & Equipment-Original		326

Commercial Services — 1.3%
ExlService Holdings*	37,319	1,008

Total Commercial Services		1,008

Computer Services — 0.8%
Syntel	14,114	601

Total Computer Services		601

Computer Software — 2.4%
Double-Take Software*	51,796	1,234
Omniture*	17,100	584

Total Computer Software		1,818

Computers-Integrated Systems — 0.8%
Riverbed Technology*	17,252	583

Total Computers-Integrated Systems		583

Consulting Services — 4.8%
Advisory Board*	18,152	1,165
FTI Consulting*	32,322	1,755
Huron Consulting Group*	11,201	782

Total Consulting Services		3,702

Data Processing/Management — 0.7%
Commvault Systems*	27,234	554

Total Data Processing/Management		554

Diagnostic Equipment — 0.6%
Hansen Medical*	11,925	463

Total Diagnostic Equipment		463

E-Commerce/Products — 0.4%
Blue Nile*	3,544	280

Total E-Commerce/Products		280

Description	Shares	Value (000)
E-Commerce/Services — 1.6%
priceline.com*	13,071	$1,217

Total E-Commerce/Services		1,217

E-Marketing/Information — 0.5%
Constant Contact*	16,841	419

Total E-Marketing/Information		419

E-Services/Consulting — 2.6%
GSI Commerce*	41,056	1,170
Perficient*	43,741	824

Total E-Services/Consulting		1,994

Educational Software — 0.8%
Blackboard*	13,179	658

Total Educational Software		658

Electronic Design Automation — 2.4%
Comtech Group*	54,394	1,170
Magma Design Automation*	46,222	688

Total Electronic Design Automation		1,858

Electronic Measuring Instruments — 1.4%
Itron*	10,277	1,105

Total Electronic Measuring Instruments		1,105

Electronic Security Devices — 1.0%
Taser International*	47,889	797

Total Electronic Security Devices		797

Enterprise Software/Services — 1.8%
Taleo, Cl A*	24,373	681
Ultimate Software Group*	21,570	745

Total Enterprise Software/Services		1,426

Finance-Other Services — 1.8%
FCStone Group*	19,534	688
GFI Group*	8,313	718

Total Finance-Other Services		1,406

Gambling (Non-Hotel) — 1.2%
Pinnacle Entertainment*	30,900	902

Total Gambling (Non-Hotel)		902

Hotels & Motels — 0.4%
Morgans Hotel Group*	14,306	326

Total Hotels & Motels		326

Import/Export — 0.1%
Castle Brands*	33,285	102

Total Import/Export		102

Insurance Brokers — 1.2%
eHealth*	32,617	911

Total Insurance Brokers		911

1	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Internet Application Software — 2.9%
DealerTrack Holdings*	37,217	$1,827
Vocus*	10,661	384

Total Internet Application Software		2,211

Internet Financial Services — 3.0%
Authorize.Net Holdings*	91,811	2,146
Online Resources	19,219	177

Total Internet Financial Services		2,323

Investment Management/Advisory Services — 2.0%
Affiliated Managers Group*	11,599	1,526

Total Investment Management/Advisory Services		1,526

Marine Services — 0.6%
Aegean Marine Petroleum Network	10,565	433

Total Marine Services		433

Medical Imaging Systems — 0.6%
IRIS International*	23,670	436

Total Medical Imaging Systems		436

Medical Instruments — 2.5%
Abaxis*	15,297	449
Conceptus*	51,182	1,122
Trans1*	12,972	324

Total Medical Instruments		1,895

Medical Laser Systems — 0.9%
Cynosure, Cl A*	18,599	707

Total Medical Laser Systems		707

Medical-Biomedical/Genetic — 5.1%
Alexion Pharmaceuticals*	15,018	1,149
AMAG Pharmaceuticals*	8,418	550
Illumina*	9,779	549
Keryx Biopharmaceuticals*	54,133	558
Lifecell*	26,514	1,168

Total Medical-Biomedical/Genetic		3,974

Medical-Drugs — 1.2%
Indevus Pharmaceuticals*	68,427	527
Medicis Pharmaceutical, Cl A	13,820	410

Total Medical-Drugs		937

Medical-Nursing Homes — 0.7%
Skilled Healthcare Group, Cl A*	33,781	553

Total Medical-Nursing Homes		553

Metal Processors & Fabricators — 1.4%
Ladish*	23,103	1,060

Total Metal Processors & Fabricators		1,060

Networking Products — 1.3%
Atheros Communications*	11,488	403
Switch & Data Facilities*	32,272	635

Total Networking Products		1,038

Description	Shares	Value (000)
Oil Companies-Exploration & Production — 3.4%
Arena Resources*	23,402	$854
ATP Oil & Gas*	17,391	997
Parallel Petroleum*	38,370	786

Total Oil Companies-Exploration & Production		2,637

Oil Field Machinery & Equipment — 3.0%
Dresser-Rand Group*	28,936	1,120
T-3 Energy Services*	24,733	1,175

Total Oil Field Machinery & Equipment		2,295

Oil-Field Services — 0.8%
W-H Energy Services*	10,840	624

Total Oil-Field Services		624

Physical Therapy/Rehabilitation Centers — 2.4%
Psychiatric Solutions*	46,861	1,856

Total Physical Therapy/Rehabilitation Centers		1,856

Pollution Control — 0.4%
Fuel Tech*	10,960	324

Total Pollution Control		324

Printing-Commercial — 1.3%
VistaPrint*	21,549	1,025

Total Printing-Commercial		1,025

Private Corrections — 0.9%
Geo Group*	21,063	666

Total Private Corrections		666

Publishing-Newspapers — 0.8%
Dolan Media*	21,513	581

Total Publishing-Newspapers		581

Retail-Restaurants — 0.4%
BJ's Restaurants*	15,083	298

Total Retail-Restaurants		298

Retail-Sporting Goods — 0.4%
Zumiez*	8,282	347

Total Retail-Sporting Goods		347

Schools — 5.0%
Capella Education*	21,132	1,310
New Oriental Education & Technology Group ADR*	11,440	1,024
Strayer Education	8,079	1,507

Total Schools		3,841

Semiconductor Components-Integrated Circuits — 0.8%
Anadigics*	39,842	588

Total Semiconductor Components-Integrated Circuits		588

2	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Semiconductor Equipment — 1.5%
Tessera Technologies*	29,940	$1,143

Total Semiconductor Equipment		1,143

Telecommunications Equipment — 0.8%
OpNext*	49,924	594

Total Telecommunications Equipment		594

Telecommunications Services — 3.2%
Cbeyond*	11,719	458
Orbcomm*	82,406	680
Time Warner Telecom, Cl A*	57,134	1,328

Total Telecommunications Services		2,466

Theaters — 1.0%
National CineMedia	28,698	773

Total Theaters		773

Therapeutics — 1.0%
Theravance*	31,748	794

Total Therapeutics		794

Transactional Software — 1.9%
Innerworkings*	63,528	1,022
VeriFone Holdings*	8,658	428

Total Transactional Software		1,450

Transport-Marine — 0.5%
Paragon Shipping, Cl A	16,590	416

Total Transport-Marine		416

Web Hosting/Design — 1.6%
Equinix*	10,804	1,260

Total Web Hosting/Design		1,260

Wireless Equipment — 1.5%
Aruba Networks*	40,639	776
Globecomm Systems*	25,842	399

Total Wireless Equipment		1,175

Wound, Burn & Skin Care — 1.0%
Obagi Medical Products*	36,053	787

Total Wound, Burn & Skin Care		787

Total Common Stock (Cost $54,804)		69,623

Investment Company — 4.3%
Index Fund-Growth-Small Cap — 4.3%
iShares Russell 2000 Growth Index Fund	36,736	3,286

Total Investment Company (Cost $3,120)		3,286

Description	Shares	Value (000)
Money Market Fund — 6.3%
Evergreen Select Money Market Fund, Institutional Class, 5.060% (A)	4,858,637	$4,859

Total Money Market Fund (Cost $4,859)		4,859

Total Investments 100.8% (Cost $62,783) †		77,768

Other Assets and Liabilities, Net (0.8%)		(643)

Total Net Assets 100.0%		$77,125

* Non-income producing security.
(A) — The rate reported on the Schedule of Investments represents the 7-day effective yield as of October 31, 2007.
ADR — American Depositary Receipt
Cl — Class
Cost figures are shown with "000's" omitted.
† At October 31, 2007, the tax basis cost of the Fund’s investments was $62,783,310 and the unrealized appreciation and depreciation were $16,373,648 and $(1,388,971) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 1.9%

Applications Software — 0.5%
Infosys Technologies ADR	1,750	$89

Total Applications Software		89

Internet Content – Information/News — 0.5%
Baidu.com ADR*	240	91

Total Internet Content – Information/News		91

Oil Companies-Exploration & Production — 0.4%
NovaTek OAO GDR	1,050	61

Total Oil Companies-Exploration & Production		61

Oil Companies-Integrated — 0.5%
Petroleo Brasileiro ADR	1,000	96

Total Oil Companies-Integrated		96

Total Common Stock (Cost $293)		337

Foreign Common Stock — 92.6%
Australia — 4.2%
AJ Lucas Group	21,584	74
Ausenco	1,191	17
BHP Billiton	8,219	358
Caltex Australia	1,565	31
Commonwealth Bank of Australia	1,321	76
CopperCo*	3,710	4
Dominion Mining	14,857	86
Leighton Holdings	590	34
McPherson's	3,832	12
Qantas Airways	1,282	7
QBE Insurance Group	228	7
Santos	1,111	15
Woolworths	1,310	41

Total Australia		762

Austria — 2.4%
OMV	1,238	93
Voestalpine	2,552	230
Wiener Staedtische Versicherung	1,650	122

Total Austria		445

Belgium — 1.4%
Delhaize Group	1,239	118
Dexia	3,783	122
InBev	214	20

Total Belgium		260

Canada — 0.8%
Canadian Imperial Bank of Commerce	700	76
Teck Cominco, Cl B	919	46
TELUS	400	23

Total Canada		145

Denmark — 1.6%
Norden	1,350	167
Novo Nordisk, Cl B	1,000	125
Description	Shares	Value (000)
Denmark — continued
Sydbank	200	$9

Total Denmark		301

Finland — 0.8%
Metso	100	6
Nokia	3,500	139

Total Finland		145

France — 8.5%
Accor	2,200	211
Air France-KLM	1,096	42
Alstom	900	213
AXA	3,366	151
BNP Paribas	718	80
France Telecom	2,452	91
Groupe Danone	2,200	189
PPR	1,080	215
Rallye	288	22
Sanofi-Aventis	51	4
Societe Generale	1,575	266
Total	923	75

Total France		1,559

Germany — 11.9%
Bayer	2,200	184
Beiersdorf	725	57
Commerzbank	4,436	188
Daimler	424	46
Deutsche Lufthansa	5,447	161
E.ON	1,100	215
Koenig & Bauer	602	21
Linde	1,260	160
MAN	1,359	243
Metro	1,950	177
Salzgitter	62	12
SAP	3,900	211
Siemens	1,470	199
ThyssenKrupp	2,098	140
Volkswagen	593	170

Total Germany		2,184

Greece — 1.2%
National Bank of Greece	3,200	224

Total Greece		224

Hong Kong — 3.4%
ASM Pacific Technology	7,000	55
China Grand Forestry Resources Group*	60,000	21
Hang Lung Properties	27,000	130
Hong Kong Exchanges and Clearing	3,500	117
Mandarin Oriental International	27,000	68
Sun Hung Kai Properties	9,000	172
Vtech Holdings	7,401	63

Total Hong Kong		626

Ireland — 0.5%
CRH	2,450	94

Total Ireland		94

1	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
Italy — 4.0%
Banca Popolare dell'Emilia Romagna	169	$ 4
ENI	6,445	236
Indesit	3,886	69
KME Group*	4,669	13
Saipem	4,950	220
UniCredito Italiano	21,300	183

Total Italy		725

Japan — 17.1%
Ajis	200	5
Aloka	800	12
Aucnet	500	10
Canon	50	2
Cosmos Initia	6,000	22
Daito Bank	13,000	16
East Japan Railway	14	115
FUJIFILM Holdings	4,800	230
Haruyama Trading	1,500	12
Haseko*	500	1
Honda Motor	400	15
KDDI	22	166
Komatsu	4,700	158
Makita	1,700	82
Marubeni	18,000	154
Mitsui	7,000	182
Nikon	5,000	160
Nintendo	1,100	699
Nippon Electric Glass	6,500	110
Nippon Mining Holdings	8,000	76
Nisca	400	4
Nomura Holdings	8,700	155
Omikenshi*	11,000	9
San-A	2,600	83
Sato Restaurant Systems	3,000	19
Segami Medics	1,900	38
Sumitomo	3,200	56
Sumitomo Pipe & Tube	11,000	87
Takara Leben	300	3
Toyota Motor	3,300	189
Watabe Wedding	2,900	43
Yamada Denki	1,520	157
Yamato Kogyo	800	37
Yaoko	1,500	39

Total Japan		3,146

Luxembourg — 0.6%
Millicom International Cellular*	950	112

Total Luxembourg		112

Netherlands — 7.5%
ASML Holding	4,933	172
Draka Holding	1,141	50
Gamma Holding	88	7
Heineken	3,327	234
Hunter Douglas	529	49
ING Groep	9,523	430
Royal Dutch Shell, Cl A	9,981	438
TNT	52	2

Total Netherlands		1,382

New Zealand — 0.9%
Air New Zealand	38,915	64
Description	Shares	Value (000)
New Zealand — continued
Fletcher Building	11,495	$106
Telecom Corp of New Zealand	990	3

Total New Zealand		173

Norway — 0.3%
Belships	5,500	31
Cermaq	100	1
Norsk Hydro	1,900	28

Total Norway		60

Russia — 0.4%
NovaTek GDR	1,250	72

Total Russia		72

Singapore — 1.4%
Jardine Cycle & Carriage	10,000	146
Neptune Orient Lines	15,000	54
Singapore Telecommunications	10,450	30
Swiber Holdings*	9,000	23

Total Singapore		253

Spain — 2.4%
Banco Bilbao Vizcaya Argentaria	1,466	37
Banco Santander	9,406	206
Telefonica	5,950	197

Total Spain		440

Sweden — 2.2%
Electrolux, Ser B	4,600	89
Ericsson, Cl B	39,000	117
JM	800	18
Volvo, Cl B	9,335	184

Total Sweden		408

Switzerland — 5.2%
Bell Holding	19	33
Credit Suisse Group	256	17
Julius Baer Holding	2,350	204
Nestle	460	212
Nobel Biocare Holding	290	85
Roche Holding	880	150
Swatch Group	5	2
UBS	2,200	118
Walter Meier, Cl A	49	11
Zurich Financial Services	376	114

Total Switzerland		946

United Kingdom — 13.9%
3i Group	6,037	137
Amec	1,867	33
Anglo American	290	20
AstraZeneca	2,320	114
Barclays	3,636	46
BT Group	37,022	252
Cadbury Schweppes	16,700	222
Centrica	4,964	38
Character Group	2,728	11
Colliers CRE	3,314	6
Fiberweb	6,486	7
HBOS	14,576	266
Imperial Tobacco Group	193	10

2	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund

October 31, 2007(Unaudited)

Description	Shares	Value (000)
United Kingdom — continued
Kazakhmys	878	$27
Lonmin	1,700	122
Marks & Spencer Group	3,849	52
Mondi*	3,863	36
National Grid	5,835	97
Persimmon	904	20
Petrofac	3,007	32
Renew Holdings	3,467	8
Rio Tinto	1,900	178
Royal Bank of Scotland Group	14,793	160
Shire	769	19
Standard Chartered	3,700	144
Tenon Group	7,109	9
Tesco	20,400	207
THUS Group	13,431	41
Vodafone Group	63,000	248

Total United Kingdom		2,562

Total Foreign Common Stock (Cost $14,419)		17,024

Foreign Preferred Stock — 2.2%
Germany — 2.2%
Fresenius	2,400	191
Porsche	82	218

Total Germany		409

Total Foreign Preferred Stock (Cost $318)		409

Money Market Fund — 2.7%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class 5.110% (A)	502,399	502

Total Money Market Fund (Cost $502)		502

Total Investments 99.4% (Cost $15,532) †		18,272

Other Assets and Liabilities, Net 0.6%		111

Total Net Assets 100.0%		$18,383

* Non-income producing security.
(A) The rate reported on the Schedule of Investments represents the 7-day effective yield as of October 31, 2007.
ADR — American Depository Receipt Cl — Class GDR - Global Depository Receipt
Ser — Series
Cost figures are shown with "000's" omitted.
† At October 31, 2007, the tax basis cost of the Fund’s investments was $15,532,493 and the unrealized appreciation and depreciation were $3,054,437 and $(314,751) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / October 31, 2007

Item 2.	Controls and Procedures.

(a)        Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds I (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        During the quarter ended October 31, 2007, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS I

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	December 20, 2007

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	December 20, 2007